As filed electronically with the Securities and Exchange Commission on
                               February 27, 1997
                                                Securities Act File No. 33-17957
                                        Investment Company Act File No. 811-5366


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 27
                                                      --
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 28
                                              --
                HT INSIGHT FUNDS, INC. d/b/a HARRIS INSIGHT FUNDS
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Suite 1300, Boston, MA 02109
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                ----------------

       Registrant's Telephone Number, including Area Code: (617) 557-0700

Name and Address of Agent for Service:              Copies to:
John E. Pelletier, Esq.                             Cameron S. Avery, Esq.
HT Insight Funds, Inc.                              Bell, Boyd & Lloyd
d/b/a Harris Insight Funds                          Three First National Plaza
60 State Street                                     70 West Madison Street
Suite 1300                                          Chicago, IL 60602-4207
Boston, MA 02109

                                ----------------

                  It is proposed that this filing will become effective:
                  ___immediately upon filing pursuant to paragraph (b)
                  ___ on _______________ pursuant to paragraph (b)
                  ___ 60 days after filing pursuant to paragraph (a)
                  ___ 75 days after filing pursuant to paragraph (a)
                  _X_ on May 1, 1997 pursuant to paragraph (a) of Rule 485



                  If appropriate, check the following box:
                  ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 25, 1997.






                             HT INSIGHT FUNDS, INC.
                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (b)
                        under the Securities Act of 1933


   (Prospectus offering Class A and Institutional Shares of Money Market Fund,
             Government Money Market Fund, Tax-Exempt Money Market
               Fund, Equity Fund and Short/Intermediate Bond Fund)

                                ----------------

                                                   Part A
                                                   ------

N-1A Item No.                                          Location
-------------                                          --------

Item 1.  Cover Page                                    Cover Page

Item 2.  Synopsis                                      Expense Information; Financial Highlights

Item 3.  Condensed Financial Information               General Information - How Performance is Reported

Item 4.  General Description of Registrant             Cover Page; Investment Objectives and Policies;
                                                       Additional Investment Information; Fund Summary;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 5.  Management of the Fund                        Management

Item 5A.   Management's Discussion of Fund             Not Applicable
           Performance

Item 6.  Capital Stock and Other Securities            Cover Page; How Distributions Are Made; Tax
                                                       Information; Shareholder Services and Policies;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 7.  Purchase of Securities Being Offered          Management; General Information - How Share Value is
                                                       Determined; How to Buy Shares; How to Sell Shares;
                                                       Shareholder Services and Policies

Item 8.  Redemption or Repurchase                      How to Buy Shares; How to Sell Shares; Shareholder
                                                       Services and Policies

Item 9.  Pending Legal Proceedings                     Not Applicable








 (Prospectus offering Class A and Institutional Shares of Hemisphere Free Trade
                 Fund and Prospectus offering Convertible Fund)

                                ----------------

                                                   Part A
                                                   ------

N-1A Item No.                                          Location
-------------                                          --------

Item 1.  Cover Page                                    Cover Page

Item 2.  Synopsis                                      Expense Information; Financial Highlights

Item 3.  Condensed Financial Information               General Information - How Performance is Reported

Item 4.  General Description of Registrant             Cover Page; Investment Objectives and Policies;
                                                       Additional Investment Information; Fund Summary;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 5.  Management of the Fund                        Management

Item 5A.  Management's Discussion of Fund
          Performance                                  Not Applicable

Item 6.  Capital Stock and Other Securities            Cover Page; How Distributions Are Made; Tax
                                                       Information; Shareholder Services and Policies;
                                                       General Information - More Information About the
                                                       Trust and the Company

Item 7.  Purchase of Securities Being Offered          Management; General Information - How Share Value is
                                                       Determined; How to Buy Shares; How to Sell Shares;
                                                       Shareholder Services and Policies

Item 8.  Redemption or Repurchase                      How to Buy Shares; How to Sell Shares; Shareholder
                                                       Services and Policies

Item 9.  Pending Legal Proceedings                     Not Applicable








  (SAI offering Class A Shares and Institutional Shares of Money Market Fund,
              Government Money Market Fund, Tax-Exempt Money Market
               Fund, Equity Fund and Short/Intermediate Bond Fund)

                                                   Part B
                                                   ------

N-1A Item No.                                          Location
-------------                                          --------


Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Strategies; Investment Restrictions;
                                                       Portfolio Transactions

Item 14.  Management of the Fund                       Management


Item 15.  Control Persons and Principal Holders of     Management
          Securities


Item 16.  Investment Advisory and Other Services       Management; Service Plans; Custodian; Independent
                                                       Accountants


Item 17.  Brokerage Allocation and Other Practices     Portfolio Transactions


Item 18.  Capital Stock and Other Securities           Capital Stock and Beneficial Interest

Item 19.  Purchase, Redemption and Pricing of          Determination of Net Asset Value
          Securities Being Offered


Item 20.  Tax Status                                   Federal Income Taxes

Item 21.  Underwriters                                 Management; Service Plans

Item 22.  Calculation of Performance Data              Calculation of Yield and Total Return


Item 23.  Financial Statements                         Not Applicable








              (SAI offering Class A Shares and Institutional Shares of Hemisphere Free Trade Fund and SAI offering Convertible Fund)

                                                   Part B
                                                   ------

N-1A Item No.                                          Location
-------------                                          --------

Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Strategies; Investment Restrictions;
                                                       Portfolio Transactions

Item 14.  Management of the Fund                       Management

Item 15.  Control Persons and Principal Holders of     Management
          Securities

Item 16.  Investment Advisory and Other Services       Management; Service Plan; Custodian; Independent
                                                       Accountants

Item 17.  Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.  Capital Stock and Other Securities           Capital Stock and Beneficial Interest

Item 19.  Purchase, Redemption and Pricing of          Determination of Net Asset Value
          Securities Being Offered

Item 20.  Tax Status                                   Federal Income Taxes

Item 21.  Underwriters                                 Management; Service Plan

Item 22.  Calculation of Performance Data              Calculation of Yield and Total Return

Item 23.  Financial Statements                         Not Applicable




HARRIS INSIGHT(R) FUNDS                                        CLASS A SHARES
60 State Street, Suite 1300
Boston, Massachusetts 02109
Telephone: (800) 982-8782

This Prospectus offers Class A shares ("Class A Shares") of each of following investment portfolios (collectively, the "Funds"):

           HARRIS INSIGHT INTERNATIONAL FUND
           HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
           HARRIS INSIGHT SMALL-CAP VALUE FUND
           HARRIS INSIGHT GROWTH FUND
           HARRIS  INSIGHT  EQUITY FUND
           HARRIS INSIGHT EQUITY INCOME FUND
           HARRIS INSIGHT INDEX FUND
           HARRIS INSIGHT BALANCED FUND
           HARRIS INSIGHT CONVERTIBLE SECURITIES FUND
           HARRIS INSIGHT TAX-EXEMPT BOND FUND
           HARRIS INSIGHT BOND FUND
           HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
           HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
           HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
           HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
           HARRIS INSIGHT MONEY MARKET FUND
           HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND

The Equity Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, the Money Market Fund and the Government Money Market Fund are investment portfolios of HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"). Each other Fund is an investment portfolio of Harris Insight Funds Trust (the "Trust"). The Company and the Trust are registered as open-end management investment companies (mutual funds). The Funds, together with the other investment portfolios offered by the Trust and the Company, are known as the Harris Insight Funds.

Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") serves as each Fund's investment adviser. Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") acts as portfolio management agent for each Fund (except the Tax-Exempt Money Market Fund).

Please read this Prospectus before investing and keep it on file for future reference. The Prospectus contains the information that a prospective investor should know before investing, including how each Fund invests and the many services available to shareholders.

To learn more about the Funds and their investments, you may obtain a copy of the Harris Insight Funds' most recent financial report and portfolio listing or Statement of Additional Information (the "SAI") simply by calling (800) 982-8782. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and (as supplemented from time to time) is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

THE HARRIS INSIGHT FUNDS ARE A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, HARRIS TRUST AND SAVINGS BANK OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE TAX-EXEMPT MONEY MARKET FUND, THE MONEY MARKET FUND OR THE GOVERNMENT MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 1997








                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Expense Information.....................................................
Fund Summary............................................................
Financial Highlights....................................................
Investment Objectives and Policies......................................
         International Fund.............................................
         Small-Cap Opportunity Fund.....................................
         Small-Cap Value Fund...........................................
         Growth Fund....................................................
         Equity Fund....................................................
         Equity Income Fund.............................................
         Index Fund.....................................................
         Balanced Fund..................................................
         Convertible Securities Fund....................................
         Tax-Exempt Bond Fund...........................................
         Bond Fund......................................................
         Intermediate Tax-Exempt Bond Fund..............................
         Short/Intermediate Bond Fund...................................
         Intermediate Government Bond Fund..............................
         Tax-Exempt Money Market Fund...................................
         Money Market Fund..............................................
         Government Money Market Fund...................................
Additional Investment Information ......................................
         Additional Investment Policies.................................
         Risk Considerations............................................
Management..............................................................
How to Buy Shares.......................................................
How to Sell Shares......................................................
Shareholder Services and Policies.......................................
How Distributions are Made; Tax Information.............................
General Information.....................................................
         Banking Law Matters............................................
         How Share Value Is Determined..................................
         How Performance Is Reported....................................
         More Information About the Trust and the Company...............
Appendix A:  Permitted Investments......................................


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Company. This Prospectus does not constitute an offer in any jurisdiction in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE INFORMATION

The following tables illustrate information concerning shareholder transaction expenses and annual fund operating expenses for Class A Shares of the Funds. Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of a Fund. Annual operating expenses are factored into each Fund's share price and are not charged directly to shareholder accounts.


EQUITY FUNDS                                        Small-Cap                                      Equity
                                    International  Opportunity   Small-Cap   Growth     Equity     Income     Index    Balanced
                                         Fund         Fund      Value Fund     Fund      Fund       Fund      Fund       Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                             4.50%        4.50%        4.50%      4.50%      4.50%     4.50%      4.50%     4.50%

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses

FIXED INCOME FUNDS                                                           Intermediate     Short/     Intermediate
                                      Convertible  Tax-Exempt                 Tax-Exempt   Intermediate   Government
                                      Securities      Bond         Bond          Bond          Bond          Bond
                                         Fund         Fund         Fund          Fund          Fund          Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                             4.50%        4.50%        4.50%        4.50%         4.50%         4.50%

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses


MONEY MARKET FUNDS                    Tax-Exempt                 Government
                                         Money        Money        Money
                                        Market       Market        Market
                                         Fund         Fund          Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                             None         None          None

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses

* Customers of a financial institution, such as Harris Trust, also may be charged certain fees and expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (such as trust, estate settlement, advisory and custodian services).

+ Other Expenses for the Balanced Fund, Small-Cap Value Fund, Convertible Securities Fund and Intermediate Government Bond Fund are based on estimated expenses and projected assets for the current fiscal year. Other Expenses for the other Funds are based on amounts incurred during the fiscal year ended December 31, 1996.

EXAMPLE

The tables below shows what you would pay if you invested $1,000 over the time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


EQUITY FUNDS                     Small-Cap                                            Equity
                  International Opportunity    Small-Cap   Growth        Equity     Income Fund    Index      Balanced
                      Fund          Fund      Value Fund      Fund        Fund                      Fund        Fund
1 year                 $-            $-           $-           $-          $-           $-           $-          $-
3 years                -             -             -           -            -            -           -            -
5 years                -             -             -           -            -            -           -            -
10 years               -             -             -           -            -            -           -            -

FIXED INCOME                                               Intermediate  Short/     Intermediate
FUNDS             Convertible    Tax-Exempt                Tax-Exempt  Intermediate Government
                   Securities       Bond         Bond         Bond        Bond         Bond
                      Fund          Fund         Fund         Fund        Fund         Fund
1 year                 $-            $-           $-           $-          $-           $-
3 years                -             -             -           -            -            -
5 years                -             -             -           -            -            -
10 years               -             -             -           -            -            -

MONEY MARKET
FUNDS              Tax-Exempt                 Government
                     Money         Money         Money
                     Market        Market       Market
                      Fund          Fund         Fund
1 year                 $-            $-           $-
3 years                -             -             -
5 years                -             -             -
10 years               -             -             -


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense tables is to help you understand the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning these costs and expenses, see MANAGEMENT.

FUND SUMMARY

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

WHAT ARE THE OBJECTIVES OF THE FUNDS? HOW DO THE FUNDS ATTEMPT TO ACHIEVE THEIR OBJECTIVES?

Each of the Funds has distinct investment objectives and policies, which are summarized below in order of descending risk. For more complete information, see INVESTMENT OBJECTIVES and POLICIES and ADDITIONAL INVESTMENT INFORMATION. While no single Fund is intended to provide a complete or balanced investment program, each can serve as a component of an investor's investment program.

         INTERNATIONAL FUND seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

         SMALL-CAP OPPORTUNITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities of smaller to medium capitalization companies that the Portfolio Management Agent believes have above-average growth potential.

         SMALL-CAP VALUE FUND seeks to provide capital appreciation by investing primarily in equity securities of smaller to medium capitalization companies that the Portfolio Management Agent believes have above-average growth potential and appear to be undervalued.

         GROWTH FUND seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies that the Portfolio Management Agent believes have above-average growth potential.

         EQUITY FUND seeks to provide capital appreciation and current income by investing primarily in common stocks.

         EQUITY INCOME FUND seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

         INDEX FUND seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index, by investing primarily in securities of companies that comprise that index.

         BALANCED FUND seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

         CONVERTIBLE SECURITIES FUND seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.

         TAX-EXEMPT BOND FUND seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations of varying maturities.

         BOND FUND seeks to provide a high level of total  return,  including  a
         competitive  level  of  current  income,  by  investing   primarily  in
         investment grade debt securities of varying maturities.

         INTERMEDIATE TAX-EXEMPT BOND FUND seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate-term average maturity.

         SHORT/INTERMEDIATE BOND FUND seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate-term average maturity.

         INTERMEDIATE GOVERNMENT BOND FUND seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in U.S. Government Securities having an intermediate-term average maturity.

         TAX-EXEMPT MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing primarily in high-quality, short-term municipal obligations.

         MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in a broad range of short-term money market instruments.

         GOVERNMENT MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing exclusively in short-term U.S. Government Securities and repurchase agreements backed by those securities.

WHO MANAGES EACH FUND'S INVESTMENTS?

Harris Trust and Savings Bank serves as the investment adviser for each Fund. Harris Trust and its predecessors have provided investment management services to clients for over 100 years. In addition to the services it performs for the Funds, Harris Trust provides investment management services for pension, profit-sharing and personal portfolios. As of December 31, 1996, assets under management totaled approximately $[ ] billion.

Harris Investment Management, Inc. provides daily portfolio management services for each of the Funds except for the Tax-Exempt Money Market Fund. As of [ ], HIM had a staff of [ ], including [ ] professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of that date, assets under management were approximately $[ ] billion.

Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.  See MANAGEMENT.

WHO SHOULD INVEST IN THE FUNDS?

The EQUITY FUNDS - the International Fund, the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Growth Fund, the Equity Fund, the Equity Income Fund, the Index Fund and the Balanced Fund - are designed for long-term investors who can tolerate changes in the value of their investments in return for the possibility of higher returns. The FIXED INCOME FUNDs - the Convertible
Securities  Fund,  the Tax-Exempt  Bond Fund,  the Bond Fund,  the  Intermediate
Tax-Exempt  Bond Fund,  the  Short/Intermediate  Bond Fund and the  Intermediate
Government Bond Fund are designed for investors seeking current income. The MONEY MARKET FUNDS - the Tax-Exempt Money Market Fund, the Money Market Fund and the Government Money Market Fund - are designed for conservative investors seeking stability of principal, current income at money market rates, and liquidity. The Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund are specifically designed for those investors who seek income that is exempt from federal income tax.

In making your investment decisions, consider your investment goals, your time horizon to achieve them, and your tolerance for risk.

WHAT ADVANTAGES DO THE FUNDS OFFER?

An investment gives the investor benefits customarily available only to large investors, such as diversification, greater liquidity, professional management, and relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

Dividends from the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are declared and paid semi-annually. Dividends from the Growth Fund, the Equity Income Fund, the Equity Fund, the Index Fund, the Balanced Fund and the Convertible Securities Fund are declared and paid quarterly. Dividends from the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund are declared daily and paid monthly. Dividends from each of the Money Market Funds are declared daily and paid monthly. Any net capital gains will be declared and paid at least annually. See HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION.

HOW ARE SHARES BOUGHT AND SOLD?

Class A Shares are offered through this Prospectus at a price equal to their net asset value plus any applicable sales charge.

Shares may be bought or sold by mail, by bank wire or through your broker-dealer or other financial institution. The minimum initial investment in Class A Shares is $1,000. The minimum subsequent investment is $50. See HOW TO BUY SHARES AND HOW TO SELL SHARES.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

There can be no assurance that any Fund will achieve its investment objective or that the Money Market Funds will be able to maintain a stable net asset value.

The net asset value of each of the Equity Funds and the Fixed Income Funds will fluctuate based upon changes in the value of the Fund's portfolio securities and, when shares are sold, an investment may be worth more or less than the investment's original value. As with any mutual fund, the fundamental risk is that the value of securities that a Fund holds may decrease. Each Fund's performance and price per share changes daily based on many factors, including the perceived quality of the Fund's investments, U.S. and international economic conditions and general market conditions.

The market value of equity securities is based upon the market's perception of the issuing company's value. Normally, the values of the fixed income securities vary inversely with changes in prevailing interest rates. However, the potential for appreciation in mortgage-backed fixed income securities in the event of a decline in interest rates may be limited or negated by increased principal prepayments on these securities. Fixed income securities also are subject to "credit risk" relating to the financial condition of the issuer of the securities.

Certain investments and investment techniques entail additional risks, such as investments in foreign issuers, issuers with limited market capitalization, mortgage- or asset-backed securities, zero coupon bonds and options, futures contracts, forward contracts and swap agreements. The use of leverage by certain Funds through borrowings, margin transactions, short sales, reverse repurchase agreements and other investment techniques involves additional risks.

The policy of investing in smaller companies employed by the Small-Cap Value Fund, the Small-Cap Opportunity Fund and other Funds that invest in small company securities entails certain risks in addition to those normally associated with equity securities. Similarly, the International Fund's policy of investing in foreign securities entails certain risks in addition to those normally associated with equity securities.

For more information about each Fund and its investments, see INVESTMENT OBJECTIVES AND POLICIES. For more information about particular risks, see ADDITIONAL INVESTMENT INFORMATION - RISK CONSIDERATIONS.

FINANCIAL HIGHLIGHTS

The following financial highlights represent selected data for a single Class A Share of each Fund for the periods shown. This information has been audited by [ ], independent accountants. The Funds' financial statements for the year ended December 31, 1996 and independent accountants' report thereon are included in the Funds' Annual Report and are incorporated by reference into (are legally a part of) the Funds' SAI. Further information about each Fund's performance is contained in the Annual Report, which may be obtained from the Harris Insight Funds without charge. Financial highlights are not provided for the Small-Cap Value Fund, the Balanced Fund, the Convertible Securities Fund and the Intermediate Government Bond Fund because, as of December 31, 1996, those Funds had not yet commenced operations.

[Financial Highlights Tables]

INVESTMENT OBJECTIVES AND POLICIES

Each of the Funds has distinct investment objectives and policies, which are set forth below. Investments that may be made by all of the Funds are listed under ADDITIONAL INVESTMENT INFORMATION - COMMON INVESTMENT POLICIES. For a further description of each Fund's investments and investment techniques, see ADDITIONAL INVESTMENT INFORMATION, APPENDIX A: PERMITTED INVESTMENTS ("Appendix A") and the SAI. There is no assurance that any Fund will achieve its investment objective or that the Money Market Funds will be able to maintain a stable net asset value.

INTERNATIONAL FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in securities that are typical of those comprising the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. Securities are selected based on their value as well as the relative valuation of their base currencies. Thus, the Fund may be more or less reflective of the EAFE universe at any point in time.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of foreign issuers (i.e., issuers organized outside the United States or whose principal trading market is outside the United States). The Fund invests in the securities of issuers located in at least three foreign countries. The Fund seeks to manage risk through the diversification of its investments.

The Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for Treasury securities. In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

SMALL-CAP OPPORTUNITY FUND

INVESTMENT OBJECTIVE.  The Fund seeks to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in smaller to medium capitalization companies (i.e., companies with market capitalizations of between $100 million and $2.5 billion at the time of the Fund's investment) that the Portfolio Management Agent believes are attractively valued in the market. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In investing the Fund's assets, the Portfolio Management Agent follows an investment management discipline that seeks to identify companies offering above-average earnings, sales and asset value growth. These securities will tend to be represented in the Russell 2000 Index, an unmanaged index comprising the securities of 2000 small capitalization companies.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of smaller to medium capitalization companies.

SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE.  The Fund seeks to provide capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in the securities of smaller to medium capitalization companies (i.e., companies with market capitalizations of between $100 million and $2.5 billion at the time of the Fund's investment) that are conservatively valued in the marketplace. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In managing the Fund's assets, the Portfolio Management Agent seeks to invest in securities that are undervalued relative to the securities of comparable companies, as determined by price/earnings ratios, earnings expectations or other fundamental measures.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of smaller to medium capitalization companies.

GROWTH FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide capital appreciation and, secondarily, current income.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in securities that the Portfolio Management Agent believes are undervalued but represent growth opportunities. The Fund also may invest in securities issued by medium to larger capitalized companies that provide returns more closely aligned with the Lipper Growth Fund Index. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in equity securities.

EQUITY FUND

INVESTMENT  OBJECTIVE.   The  Fund  seeks  to  provide  investors  with  capital
appreciation and current income.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in the securities of large capitalization companies (i.e., companies with market capitalization in excess of $500 million at the time of the Fund's investment) and is managed to provide equity-based returns characteristic of these securities. Market capitalization refers to the total market value of a company's outstanding shares of common stock. The selected issuers will be representative of those sectors found within the Standard & Poor's 500 Index (the "S&P 500 Index"). Using both "quantitative" and "fundamental" analysis, the Portfolio Management

Agent believes that these investments will provide returns greater than the securities comprising the S&P 500 Index over the long-term with a risk level approximating that of the index, with risk measured by volatility.

The Fund's investment process considers current valuation and improving fundamentals. The Fund's investments are expected to encompass all major sectors of the market, resulting in a diversified portfolio. The Fund's Portfolio
Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is better suited for long-term equity investing. The Fund's portfolio is generally comprised of approximately 50 different issues. Risk is managed by diversification of investments.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in common stocks of larger capitalization companies.

EQUITY INCOME FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide current income and, secondarily, capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in equities that are found within the Standard & Poor's 500 Index (the "S&P 500 Index"), or other attractive issues. Convertible securities may also be utilized. The Portfolio Management Agent believes that the combination of these securities should produce returns that are similar to the performance of the S&P 500 Index and its corresponding sectors, yet with a higher income yield.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in common stocks and convertible securities that the Fund's Portfolio Management Agent believes offer good value, an attractive yield and dividend growth potential. The Fund is managed with a disciplined investment process designed to maintain a diversified portfolio of high quality equity securities. The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio that the Portfolio Management Agent believes provides attractive long-term growth potential, while offering an attractive current yield.

INDEX FUND

INVESTMENT OBJECTIVE. The Index Fund seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the Standard & Poor's 500 Index (the "S&P 500 Index"), an unmanaged index that emphasizes large capitalization companies. As of December 31, 1996, the index represented approximately [ ]% of the market capitalization of publicly owned stocks in the United States.

The Fund is managed through the use of a "quantitative" or "indexing" investment discipline, which attempts to duplicate the investment composition and performance of the S&P 500 Index through statistical procedures. As a result, the Portfolio Management Agent does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund seeks quarterly performance within a
0.95 correlation to the index. On at least a monthly basis, the Portfolio Management Agent compares the correlation of the Fund's performance to that of the index. In the event the Fund's performance for the preceding three-month period is not within a 0.95 correlation to the performance of the index, the Portfolio Management Agent may adjust the Fund's holdings in issues included in the index to seek a closer performance correlation.

The Fund seeks to closely match the weight of each security in the portfolio to its approximate weight in the S&P 500 Index. Although the Fund may not hold all 500 securities included in the index, it will generally hold at least 90% of these securities. The Fund also may maintain positions in S&P 500 Index futures contracts. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. The Fund may use S&P 500 Index futures contracts for several reasons: to simulate full investment in the index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs.

Standard & Poor's ("S&P") makes no representation or warranty, expressed or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein. Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

BALANCED FUND

INVESTMENT OBJECTIVE. The Balanced Fund seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Through utilizing this approach, the Fund seeks to provide capital appreciation similar to larger-capitalization equities, with a portion of the Fund's total return resulting from investment in fixed income securities. The Fund seeks to provide an overall return comprising between 40% and 65% of the Standard & Poor's 500 Index (a broad U.S. stock market index) and between 35% and 60% of the Lehman Brothers Aggregate Index (a broad U.S. bond market index).

The Fund's investment process considers, on a continuing basis, the attractiveness of equities versus fixed income securities. Under normal market conditions, equity securities are expected to comprise between 40% and 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide capital appreciation and current income.

INVESTMENT POLICIES. Convertible securities have unique return characteristics. Convertible securities tend to rise in price when overall equity markets rise and, conversely, tend to decline relatively less when interest rates rise. The Fund strives to reflect these unique performance characteristics while seeking to provide income that is more characteristic of short/intermediate maturity corporate bonds.

The Fund seeks to achieve its investment objective by investing primarily in convertible securities, which are bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants, which are options to purchase common stock at a specified price.

The Fund also may invest in equity securities of U.S. corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets. Under normal circumstances, the Fund invests at least 65% of the value of its total assets in convertible securities.

Under normal market conditions, the Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations that are rated "B" or better by Standard & Poor's ("S&P") or "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service ("Moody's") at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield" securities, commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher-rated debt obligations.

The Fund may invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that together possess the two principal components of a convertible security: fixed income and the right to acquire equity securities. In addition, the Fund may invest up to 15% of its net assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Fund may for defensive purposes invest part or all of its total assets in
(a) U.S. Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of 397 days or less. During such periods, the Fund will continue to seek current income but will put less emphasis on capital appreciation.

RISK  FACTORS  AND  OTHER  CONSIDERATIONS   RELATING  TO  LOW-RATED  SECURITIES.
Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities and diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

The ratings of S&P and Moody's represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Fund, it also relies on its own independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT POLICIES. The Fund seeks to achieve its objective by investing in municipal securities with varying maturities. As a result, the Fund seeks to generate a higher level of income than that of short or intermediate average maturity municipal bond funds, although it will experience corresponding higher volatility of principal during periods of changing interest rates.

The Fund attempts to anticipate changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues and municipalities. As a matter of fundamental policy, the Fund invests at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

The Fund also may invest in U.S. Government Obligations (as defined in the Appendix) and securities secured by letters of credit. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

INVESTMENT POLICIES. The Fund seeks to provide the higher income generally associated with a broad range of longer-term bonds typically having 5 to 10 years remaining to maturity. As a result, principal value of these longer-term bonds is likely to fluctuate more than that of bonds with shorter maturities.

The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitative process designed to identify fixed income securities that are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, U.S. Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by

U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

INTERMEDIATE TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT POLICIES. The Fund seeks to achieve its objective by investing in municipal securities with a dollar-weighted average portfolio maturity, under normal market conditions, of between 3 and 10 years. The Portfolio Management Agent believes that this income will generally be higher than that provided by shorter term municipal funds, although the Fund will reflect greater share price volatility during periods of changing interest rates than comparable shorter-term funds. Individual portfolio securities will have varying maturities.

As a matter of fundamental policy, the Fund invests at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent.

The Fund also may invest in U.S. Government Obligations (as defined in the Appendix) and securities secured by letters of credit. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

SHORT/INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate-term average maturity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Managed Fixed Income Fund) seeks to provide income and share price volatility of a 2- to 5-year average maturity taxable bond portfolio. Thus, it is anticipated that when interest rates rise, share price of the Fund will tend to fall less than longer-term bond funds and appreciate less when interest rates fall.

The Fund seeks to achieve its objective by utilizing a combination of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, independent review by the Portfolio Management Agent of the credit quality of individual issues, and the analysis by the Portfolio Management Agent of economic and market conditions affecting the fixed income markets.

The Fund may invest in a broad range of fixed income obligations, including fixed and variable rate bonds, debentures, U.S. Government Securities, and Government Stripped Mortgage-Backed Securities. The Fund also may invest in U.S. Government Securities placed into irrevocable trusts and evidenced by a trust receipt. Under normal circumstances, the Fund invests at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, U.S. Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

The Fund also may hold short-term U.S. Government Obligations, "high-quality" money market instruments (i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio Management Agent to be comparable in quality to instruments so rated) and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio Management Agent's opinion, existing circumstances warrant.

The Fund's dollar-weighted average portfolio maturity (or average life with respect to mortgage-related and asset-backed securities), under normal market conditions, will be between 2 and 5 years.

INTERMEDIATE GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in U.S. Government Securities, including mortgage-backed securities, having an intermediate-term average maturity. Under normal circumstances, at least 65% of the Fund's total assets will be invested in U.S. Government Securities and in repurchase agreements collateralized by U.S. Government Securities. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between 3 and 10 years.

The Fund also may invest in asset-backed securities collateralized by U.S. Government Securities. In addition, the Fund may invest in foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of the Fund's total assets), as well as covered put and call options on securities and indices.

TAX-EXEMPT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Tax-Free Money Market Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests primarily in high-quality municipal obligations. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Except for temporary investments in taxable obligations described below, the Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

The Fund will not purchase a security (other than a U.S. Government Security) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors.

The Fund invests only in U.S. dollar-denominated securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

Under ordinary market conditions, the Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in securities whose interest income is subject to taxation.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Cash Management Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. Government Securities and bank and commercial obligations. The commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund invests only in U.S. dollar-denominated securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

The Fund will not purchase a security (other than U.S. Government Securities) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than 5% of the total assets of the Fund would be invested in securities bearing the second highest rating. Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors.

The Fund also may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies, and convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars. In addition, the Fund may invest in tax-exempt municipal obligations when the yields on such obligations are higher than the yields on taxable investments. See INVESTMENT OBJECTIVES AND POLICIES - TAX-EXEMPT MONEY MARKET FUND.

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (formerly known as Harris Insight Government Assets Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests exclusively in U.S. Government Securities and repurchase agreements backed by those securities.

The Fund invests only in securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

The   Fund   invests   in   obligations   of  U.S.   Government   agencies   and
instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

ADDITIONAL INVESTMENT INFORMATION

Unless otherwise noted, each Fund's investment objective and policies are not fundamental and may be changed by the Board of Trustees of the Trust (or Board of Directors of the Company) without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs at that time.

For  a  further  description  of  the  Funds'  investment  policies,   including
additional fundamental policies, please see Appendix A and the SAI.

COMMON INVESTMENT POLICIES

Each Fund may invest in the securities of other investment companies, when-issued securities and forward commitments, floating/variable rate obligations (and inverse floating rate obligations with respect to the Fixed Income Funds), as well as commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. In addition, each Fund may enter into repurchase agreements. In addition, each of the Equity Funds and the Fixed Income Funds may lend its portfolio securities with respect to up to one-third of its net assets and may enter into reverse repurchase agreements.

In addition, each of the Equity Funds may invest in securities purchased in an initial public offering. Each of these Funds also may invest in American Depository Receipts, European Depository Receipts and, with respect to 10% (100% for the International Fund) of each Fund's total assets, debt and equity securities of foreign issuers. Further, each of the Equity Funds may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts.

RATING MATTERS. Each of the Equity Funds and the Fixed Income Funds may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as U.S. Government Securities and debt obligations of domestic corporations rated "BBB" or better by

Standard & Poor's ("S&P") or "Baa" or better by Moody's Investors Service ("Moody's"), or that have an equivalent rating by another nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, are considered by the Portfolio Management Agent to be of comparable quality. Debt obligations rated in the lowest categories of investment grade (that is, BBB by S&P or Baa by Moody's) and equivalent securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. The Convertible Securities Fund may invest in securities that are less than investment grade. See INVESTMENT OBJECTIVES AND POLICIES - CONVERTIBLE SECURITIES FUND.

Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent or Adviser, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a Fund (other than a Money Market Fund) to sell the security unless the amount of the security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another NRSRO for securities may change as a result of changes in the rating systems or due to the corporate reorganization of an NRSRO, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of that Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the SAI. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund.

PORTFOLIO TRANSACTIONS. Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Portfolio Management Agent (or Adviser in the case of the Tax-Exempt Money Market Fund), a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other fund management purposes. Portfolio changes are made without regard to the length of time a particular security may have been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate).

The realization of taxable capital gains and, with respect to equity securities, the amount of brokerage commissions will tend to increase as the level of portfolio activity increases. The portfolio turnover rates for each Fund are included in the Financial Highlights for that Fund. The annual portfolio turnover rate for the Small-Cap Value Fund is not expected to exceed 100%. The annual portfolio turnover rate for the Balanced Fund is not expected to exceed 100% with respect to that portion of the Fund investing in equity securities, and is not expected to exceed [ ]% with respect to that portion of the Fund investing in fixed income securities. The annual portfolio turnover rate for each of the Convertible Securities Fund and the Intermediate Government Bond Fund is not expected to exceed [ ]%.

The Portfolio Management Agent and the Adviser seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Portfolio Management Agent or Adviser believes it is reasonable to do so in light of the value of the brokerage, research and other services provided by the broker effecting the transaction. Purchase and sale orders of securities on behalf of each of the Funds may be combined with those of other accounts that the Portfolio Management Agent or Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Portfolio Management Agent or Adviser determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, the Portfolio Management Agent or Adviser undertakes to allocate the transactions among the participants equitably.

The Trust, the Company, the Adviser, the Portfolio Management Agent and other service providers to the Funds have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT LIMITATIONS

As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the SAI, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users); (b) in obligations of the U.S. Government, its agencies or instrumentalities; or (c) in the case of the Money Market Fund, in certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money Market Fund and the Government Money Market Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry. As a matter of fundamental policy, each Fund may make loans of portfolio securities.

In addition, as a fundamental policy of the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds, each of those Funds may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. See Appendix A.

With respect to the second investment limitation set forth above, each of the Money Market Fund and the Government Money Market Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.

RISK CONSIDERATIONS

THE RISKS OF INVESTING IN EACH FUND VARY DEPENDING UPON THE NATURE OF THE SECURITIES HELD, AND THE INVESTMENT PRACTICES EMPLOYED, ON ITS BEHALF. THE FUNDAMENTAL RISK ASSOCIATED WITH THE FUNDS, LIKE OTHER MUTUAL FUNDS THAT INVEST IN FIXED INCOME AND EQUITY SECURITIES, IS "MARKET RISK." Market risk is the risk that the market value of a security that a Fund holds will decrease. The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at the time of purchase. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Certain specific risks are described in this section. If you would like to know more about risks associated with a particular type of security, see Appendix A.

RISKS OF EQUITY SECURITIES. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. THE SMALL-CAP OPPORTUNITY FUND AND THE SMALL-CAP VALUE FUND HAVE HEIGHTENED EXPOSURE TO THESE RISKS DUE TO THEIR POLICY OF INVESTING IN SMALLER COMPANIES.

RISKS OF DEBT SECURITIES. The value of debt securities generally goes down when interest rates go up, and up when interest rates go down. Changes in interest rates will generally cause larger changes in the prices of longer-term securities than in the prices of shorter-term securities. The risk of market losses attributable to changes in interest rates is known as "interest rate risk."

Debt securities are subject to "credit risk" relating to the financial condition of the issuers of the securities. Prices of debt securities may fluctuate based on changes in the actual and perceived creditworthiness of issuers. The prices of lower-rated securities often fluctuate more than those of higher-rated securities.

It is possible that some issuers will not make payments on debt securities held by a Fund. Investors should be aware that securities offering above-average yields may involve above-average risks. Securities rated in the lowest categories of investment grade (that is, BBB or Baa by S&P or Moody's) and equivalent securities may have speculative characteristics. In adverse economic or other circumstances, issuers of these securities are more likely to have difficulty making principal and interest payments than issuers of higher-grade obligations.

RISKS OF INVESTING IN FOREIGN MARKETS. Investments in the securities of foreign (non-U.S.) issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities. THE INTERNATIONAL FUND HAS HEIGHTENED EXPOSURE TO THESE RISKS DUE TO ITS POLICY OF INVESTING PRIMARILY IN THE SECURITIES OF FOREIGN ISSUERS.

RISKS OF FOREIGN CURRENCY. Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, while each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time that a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses. THE INTERNATIONAL FUND HAS HEIGHTENED EXPOSURE TO THESE RISKS DUE TO ITS POLICY OF INVESTING PRIMARILY IN THE SECURITIES OF FOREIGN ISSUERS.

RISKS OF DERIVATIVE SECURITIES. To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial instrument the value of which is based on, or

"derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators.

Some "derivatives" such as mortgage-backed and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There is a range of risks associated with derivatives. These risks include:

   * the possibility that the underlying security, interest rate, or market index will not move in the direction the portfolio manager anticipates;
   * the risk that changes in the value of a derivative being used for hedging will not match those of the asset being hedged, which may cause a given hedge not to achieve its objective;
   * the possibility that there may be no liquid secondary market, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions;
   * the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
   * the risk that the counterparty will fail to perform its obligations.

RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are generally "backed" or collateralized by a pool of mortgages. The Funds may purchase mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies and backed by the full faith and credit of the U.S. Government, as well as mortgage-backed securities supported primarily or solely by the creditworthiness of the issuing U.S. Government agency.

Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

BORROWING RISK. Borrowing also involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those associated with borrowing.

COUNTERPARTY RISK. A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. When a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

LIQUIDITY RISK. Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

INFORMATION RISK. Certain key information about a security or market may be inaccurate or unavailable, which may limit the investment adviser's ability to make an appropriate investment decision with regard to the security or market.

OBJECTIVE RISK. Returns from the particular type of security that a Fund emphasizes in its investments may trail returns from the overall stock or bond market. For example, the growth stocks in which the Growth Fund invests tend to go through cycles of relative underperformance and outperformance in comparison to other types of equity securities. These periods may last for as long as several years.

MANAGEMENT RISK. A strategy used by a Fund's investment adviser may fail to produce the intended result, which could have a negative effect on fund performance.

MANAGEMENT

TRUSTEES AND DIRECTORS

The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

C. Gary Gerst            Chairman of the Board of Trustees and Board of Directors;
                         Chairman Emeritus LaSalle Partners, Ltd. (real estate developer and manager).

Edgar R. Fiedler         Senior Fellow and Economic Counsellor, The Conference
                         Board.

John W. McCarter, Jr.    President and Chief Executive Officer, The Field Museum of
                         Natural  History  (Chicago);  Formerly,  Senior Vice  President  and  Director,
                         Booz-Allen & Hamilton, Inc. (consulting firm).

Ernest M. Roth           Consultant; Formerly, Retired Senior Vice President and Chief
                         Financial Officer, Commonwealth Edison Company.



INVESTMENT ADVISER

Harris Trust is the investment adviser for each of the Funds pursuant to Advisory Contracts with the Trust and the Company. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1996, Harris Trust had assets of more than $[ ] billion and was the largest of [ ] banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

As of December 31, 1996, Harris Trust managed more than $[ ] billion in personal trust assets, and acted as custodian of more than $[ ] billion in assets.

With respect to the Tax-Exempt Money Market Fund, the Advisory Contract provides that Harris Trust shall make investments for the Fund in accordance with its best judgment. With respect to the remaining Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

The investment advisory fees payable to Harris Trust with respect to each Fund are based on the average daily net assets of the respective Fund at the following annual rates:

     International Fund                               1.05%
     Small-Cap Opportunity Fund                       1.00%
     Small-Cap Value Fund                             0.80%
     Growth Fund                                      0.90%
     Equity Fund                                      0.70%
     Equity Income Fund                               0.70%
     Index Fund                                       0.25%
     Balanced Fund                                    0.60%
     Convertible Securities Bond Fund                 0.70%
     Tax-Exempt Bond Fund                             0.60%
     Bond Fund                                        0.65%
     Intermediate Tax-Exempt Bond Fund                0.60%
     Short/Intermediate Bond Fund                     0.70%
     Intermediate Government Bond Fund                0.65%
     Tax-Exempt  Money  Market Fund         0.14% of each Fund's first
     Money Market Fund                     $100 million of assets plus
     Government Money Market Fund       0.10% of the Fund's remaining assets


PORTFOLIO MANAGEMENT AGENT

Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of all of the Funds except for the Tax-Exempt Money Market Fund. For the services provided by HIM, Harris Trust pays HIM the advisory fees it receives from the Funds. As of December 31, 1996, HIM managed an estimated $[ ] billion in assets.

To the extent  permitted by the SEC, the Funds may pay brokerage  commissions to
certain  affiliated  persons.   During  the  last  fiscal  year,  no  Fund  paid
commissions to these persons.

PORTFOLIO MANAGEMENT

Many persons on the staffs of the Adviser and the Portfolio Management Agent contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds:

[Portfolio manager biographies]

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

Harris Trust (in this capacity, the "Administrator") is the administrator of the Funds and, as such, generally assists the Funds in all aspects of their administration and operation.

The Administrator has a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI"), whereby FDI performs certain administrative services for the Funds. The Administrator has Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), whereby PFPC performs certain administrative and accounting services for the Funds. Under these agreements, the Administrator compensates FDI and PFPC for providing their services. The Administrator, FDI and PFPC are referred to collectively as the "Administrators."

Harris Trust is also the transfer and dividend disbursing agent of the Funds (in this capacity, the "Transfer Agent"). The Transfer Agent has entered into Sub-Transfer Agency Services Agreements with PFPC (the "Sub-Transfer Agent") whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services.

PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the portfolios of the Company and the Trust, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of average daily net assets in excess of $600 million. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburses the Custodian for various custody transactional expenses.

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") has entered into Distribution Agreements with the Trust and the Company pursuant to which it has the responsibility for distributing shares of the Funds. Fees for services rendered by the Distributor are paid by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Distributor and each of the Trust and the Company and approved by the Board of Trustees of the Trust (or the Board of Directors of the Company).

See "Management" and "Custodian" in the SAI for additional information regarding the Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

SERVICE PLAN

Under each Fund's Service Plan relating to Class A Shares, each Fund bears the costs and expenses connected with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. From their own resources, Harris Trust and HIM from time to time may voluntarily pay fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan. For more information concerning expenses pursuant to the Service Plans, see "Management."

Servicing activities provided by Service Agents to their customers investing in the Funds may include establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries; assisting customers in changing dividend options, account designations and addresses; sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic account balance statements and integrating these statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; and performing other services to the extent permitted by applicable statute, rule or regulation.

EXPENSES

Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust and the Company bear all costs of their operations, including the compensation of their Trustees or Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to only Class A Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are borne by that Fund. Other general expenses of the Trust or the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

HOW TO BUY SHARES

OPENING AN ACCOUNT. To open an account, complete and sign an application and mail it along with your check. You also may open your account by wire, as described below. Please be sure to furnish your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account.

MINIMUM INVESTMENTS.  The Funds have the following minimum investments:

         To open an account                                    $1,000
         To open a retirement account                             250

         To add to an existing account                         $   50
         Investing through an Automatic Investment Plan            50

         [Minimum account balance                             $1,000]
         [Minimum balance for retirement accounts                250]

If you are opening an account through a financial institution or other intermediary, this organization may have different minimum initial and subsequent investment requirements. Please contact this organization if you have questions. See BUYING SHARES - THROUGH FINANCIAL INSTITUTIONS BELOW.

BUYING SHARES. Shares may be purchased by investing automatically (see AUTOMATIC INVESTING below) or by any of the following three methods:

1. BY MAIL. Make your check payable to the Fund of your choice. If you are adding to your existing account, indicate your Fund account number directly on the check and send to:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

2. BY BANK WIRE. Call the Funds at (800) 625-7073 to set up your account. Then wire your investment to:

         PNC Bank, N.A.
         Philadelphia, Pennsylvania
         ABA #0310-0005-3
         For Credit to:    Harris Insight Funds
                           85-5093-2950
                  Re:      [Name of Fund] - Class A Shares
                  Account No.:
                  Account Name:

If you are opening an account, please promptly complete and mail the account application form to the Funds at the address above under "By Mail." The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

3. THROUGH FINANCIAL INSTITUTIONS. Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents with whom the Distributor has a selling agreement, including Harris Trust and HIM and their affiliates ("Institutions") on any day the Funds are open for business. See GENERAL PURCHASE INFORMATION. Institutions are responsible for the prompt transmission of buy, exchange or sell orders.

Each Institution may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments. Depending upon the terms of your account, Institutions may charge account fees for automatic investment and other services they provide, including account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income, which would reduce the your yield or return. Please read this Prospectus in connection with any information received from your Institution.

AUTOMATIC INVESTING. Automatic investing is an easy way to add to your Harris Insight Funds and can help you achieve your financial goals as simply and conveniently as possible. Through the Harris Insight Funds Automatic Investment Plan you can have as little as $50 a month electronically withdrawn from your checking account and invested in the Fund of your choice. This feature can be established when you open your account. For more information or to receive an application, please call (800) 982-8792.

GENERAL PURCHASE INFORMATION

The Funds are open for business each day the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Philadelphia are both open for business (i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day) ("Fund Business Day"). Except for the Money Market Funds, each Fund normally calculates its net asset value (NAV) and offering price at the close of business of the Exchange, which is normally 4:00 p.m., Eastern time. Each of the Money Market Funds normally calculates its NAV on or before 12:00 Noon, Eastern time. Shares are purchased at the next share price calculated after your investment is received and accepted.

Orders placed directly with the Funds must be paid for by check or bank wire on the same day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed. The Company and Trust, as applicable, reserve the right to reject any purchase order.

SALES CHARGES

Class A Shares of the Funds (except for the Money Market Funds) are sold with a sales load of up to 4.50% (applied when your investment is made). There are ways to reduce or eliminate this charge, however. See REDUCED SALES CHARGES BELOW.

When Class A Shares of the Funds are purchased through an Institution, the Distributor reallows a portion of the sales charge to the Institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for Class A Shares of the Funds are as follows:


                                                          Sales Charge          Dealer  Allowance
                                              Sales       as % of Net           as  % of
Amount of Purchase                            Charges     Amount Invested       Offering Price
------------------                            -------     ---------------       --------------
Less than $100,000                                4.50%            4.71%                4.25%
$100,000 up to (but less than) $200,000           4.50             4.17                 3.75
$200,000 up to (but less than) $400,000           3.50             3.63                 3.25
$400,000 up to (but less than) $600,000           2.50             2.56                 2.25
$600,000 up to (but less than) $800,000           2.00             2.04                 1.75
$800,000 up to (but less than) $1,000,000         1.00             1.01                 0.075
$1,000,000 and over                                .00              .00                  .00


No sales charge is assessed on Class A Shares that are purchased directly from the Funds (i.e., not purchased through an Institution). In addition, no sales charge is assessed on purchases by: (a) any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) any individual with an investment account or relationship with HIM; (c) directors, trustees or officers of the Trust or Company; (d) any director, current or retired employee of Harris Bankcorp, Inc. or any of its affiliates or an immediate family member of such individual (spouses and children under 21); (e) any broker, dealer or agents who has a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); and (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients.

REDUCED SALES CHARGES

AN INVESTOR IN A FUND MAY BE ENTITLED TO REDUCED SALES CHARGES. To qualify for a reduced sales charge, you must notify the Funds at the time of purchase. If you invest through an Institution, you should notify the Institution, which in turn must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

RIGHT OF ACCUMULATION. The Right of Accumulation allows an investor to combine the amount invested in Class A Shares of a Fund with the total net asset value of Class A Shares currently purchased or already owned by that investor of other non-Money Market Funds of the Trust and the Company to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all Class A Shares purchased thereafter.

LETTER OF INTENT. A Letter of Intent allows an investor to purchase Class A Shares of the non-Money Market Funds of the Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

REINSTATEMENT PRIVILEGE. If you sell Class A Shares of a Fund, you may, within [ ] days following the redemption, invest some or all of the proceeds in Class A Shares in the Fund or a non-Money Market Fund of the Harris Insight Fund offering those shares. All accounts involved must have the same registration. Call (800) 982-8782 for more information.

HOW TO SELL SHARES

Shares may be sold (redeemed) at their next determined net asset value after receipt of a proper request by the Funds directly or through any Institution.

1. BY MAIL. Shareholders may sell shares by writing the Funds at the following address:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

Certain requests for redemption must be signed by the shareholder with signature guaranteed. See SHAREHOLDER SERVICES AND POLICIES - SIGNATURE GUARANTEES.

2. BY TELEPHONE. If you have chosen the telephone redemption privilege, you may make a telephone redemption request by calling the Funds at (800) 625-7073 and providing the your account number, the exact name of your account and your social security or taxpayer identification number. The Fund then will mail a check to your account address or, if you have elected wire redemption privileges, wire the proceeds on the following business day.

3. BY BANK WIRE. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by federal funds wire to a bank account previously designated by you in writing.

4. THROUGH FINANCIAL INSTITUTIONS. If you bought your shares through an Institution, you may redeem your shares through the Institution. Please contact the Institution for this service.

GENERAL REDEMPTION INFORMATION

There is no charge for redemptions, but if you bought your shares through an Institution, the Institution may charge an account-based service fee. A redemption order received by an Institution or the Funds before the close of the Exchange and before the close of the Fund Business Day will be executed at the Fund's net asset value per share next determined on that day. A redemption order received after the close of the Exchange, or not received by the Funds prior to the close of the Fund Business Day, will be executed at the Fund's net asset value next determined on the next Fund Business Day.

Proceeds of a redemption order for a Fund received in good order by 4:00, Eastern time (12:00 Noon in the case of the Money Market Funds) will normally be remitted within five but not more than seven business days, except that if a redemption request is made shortly after a recent purchase by check, proceeds will be distributed once the check used to purchase the Fund's shares clears, which may take up to 15 days or more after the investment. The proceeds may be more or less than the amount originally invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities equal in value to the redemption price to the extent permitted by applicable laws and regulations. In these cases, you might incur brokerage costs in converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period when the Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the SEC permits mutual funds to postpone payments for the protection of investors.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange for periodic, automatic redemptions from your account. For more information or to sign up for this service, please call (800) 982-8782.

SHAREHOLDER SERVICES AND POLICIES

EXCHANGING SHARES. YOU CAN EXCHANGE CLASS A SHARES OF A FUND FOR CLASS A SHARES OF THE OTHER HARRIS INSIGHT FUNDS OFFERING THOSE SHARES. Class A Shares of any of the Funds that you have held for seven days or more may be exchanged for shares of any other Harris Insight Fund in an identically registered account, provided that Class A Shares of the Fund to be acquired are registered for sale in the your state of residence, on the following terms: Class A Shares of the non-Money Market Funds of the Trust and the Company may be exchanged for Class A Shares of one another and for Class A Shares of each of the Money Market Funds of the Company, all at respective net asset values. In addition, Class A Shares of a Fund that have been exchanged pursuant to this privilege may be re-exchanged at respective net asset values of Class A Shares of the Fund in which they were originally invested upon notification.

Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. If you would like the ability to exchange shares by telephone, please choose this option when you complete your application. The Funds reserve the right to limit the number of exchanges between Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days' written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

DIRECTED DIVIDEND OPTION. You may choose to have all your dividend and capital gain distributions automatically invested in shares of another, identically registered Harris Insight Fund, provided that those shares are eligible for sale in your jurisdiction of residence. If you would like to add the Directed Dividend Option to your account, please call (800) 982-8782 for information.

SIGNATURE GUARANTEES. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. In addition to certain signature requirements, a signature guarantee is required in any of the following circumstances:

    * A redemption check is to be made payable to anyone other than the shareholder(s) of record.

    * A redemption check is to be mailed to an address other than the address of record.

At the Funds' discretion, signature guarantees also may be required for other redemptions. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability.

TELEPHONE TRANSACTIONS. Investors may buy (by bank wire), sell and exchange shares by telephone. Shareholders engaging in telephone transactions should be aware that they may be foregoing some of the security associated with written requests. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Funds will employ reasonable procedures to confirm that telephonic instructions are genuine. If the Funds or their service providers fail to employ these measures, they may be liable for any losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Please verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds at the address listed in HOW TO SELL SHARES.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS. Because of the high cost of maintaining small accounts, each Fund reserves the right to redeem all shares in an account whose value falls below $500 ($250 in the case of a retirement account) unless this is a result of a decline in the market value of the shares. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

SHARE CERTIFICATES.  Share certificates are not issued.

ELIGIBILITY BY STATE. You may only invest in, or exchange into, Class A Shares legally available in your state.

CHECKWRITING. Checkwriting privileges are available to shareholders of the Money Market Funds. For more information or to receive a checkwriting application, please call (800) 982-8782.

REPORTS TO SHAREHOLDERS. You will receive an account statement after every transaction that affects your share balance, except for reinvestments of dividend and capital gain distributions, or at least annually. In addition, each year you will receive an annual and semi-annual report to shareholders of each Fund in which you invest. If you would like copies of these reports, please call
(800) 982-8782.

HOW THE FUNDS MAKE DISTRIBUTIONS TO SHAREHOLDERS;
TAX INFORMATION

Dividends from the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are declared and paid semi-annually. Dividends from each of the Growth Fund, the Equity Income Fund, the Equity Fund, the Index Fund, the Balanced Fund and the Convertible Securities Fund are declared and paid quarterly. Dividends from the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund are declared daily and paid monthly. Dividends from each of the Money Market Funds are declared daily and paid monthly. Any net capital gains will be declared and paid at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividend and capital gain distributions may be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or paid in cash (no sales charge is assessed on the reinvestment of dividends or distributions). Distribution checks and account statements will be mailed approximately two business days after the payment date.

Each Fund is treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally are applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund. The Trust and the Company intend to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to federal income taxes.

Dividends (including net short-term capital gains), except "exempt-interest dividends" (described below), will be taxable to shareholders as ordinary income.

Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

The Trust and the Company, as applicable, will be required to withhold, subject to certain exemptions, a portion (currently 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company) or Transfer Agent.

GENERAL INFORMATION

BANKING LAW MATTERS

Federal banking laws and regulations  generally prohibit federally  chartered or supervised banks from engaging directly in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies, such as Harris Trust and HIM, are permitted to purchase and sell securities upon the order and for the account of their customers.

Harris Trust and HIM believe that they may perform the services contemplated by this Prospectus and their respective agreements with the Company and Trust without violating applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, these services. If this were to happen, the Funds would seek alternative sources for these services.

HOW SHARE VALUE IS DETERMINED

Net asset value per share is the value of one share of a Fund, which is determined on each Fund Business Day. Net asset value per share is determined by dividing the value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares of the Fund outstanding.

The net asset value per share of each of the non-Money Market Funds is determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Fund Business Day. The value of securities held by the non-Money Market Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at their closing values on the exchange. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Portfolio Management Agent, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Trust's Board of Trustees or Company's Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

The net asset value per share of each of the Money Market Funds is determined at 12:00 Noon, Eastern time. In order to maintain a stable net asset value of $1.00 per share, each of the Funds uses the amortized cost method to value its portfolio securities.

HOW PERFORMANCE IS REPORTED

From time to time, each of the Funds may advertise its performance. Performance may be quoted in terms of total return, yield, effective yield and tax-equivalent yield. All performance information is based on historical results and is not intended to indicate future performance.

Total return refers to the amount an investment in a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of each Fund shows what an investment in Class A Shares of the Fund would have earned over a specified period of time (such as one, five or ten years, or the period of time since commencement of operations, if shorter) assuming that the maximum sales load was paid and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return also may be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund divides the interest income it earned from its investments for a 30-day period (net of expenses) by the average number of shares entitled to receive dividends. The result is then expressed as an annualized percentage rate based on the Fund's share price at the end of the 30-day period (which period will be stated in the advertisement). The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield," which will calculated only for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-exempt yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

From time to time the Money Market Funds advertise "30-day average yield" and "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate (which period will be stated in the advertisement).

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc. and Lipper
Analytical Services, Inc. The comparative material found in the Funds' advertisements, sales literature or reports to shareholders may contain performance ratings. That material is not to be considered an indication of future performance. All performance information for a Fund is calculated on a class basis. In addition, a Fund may use a benchmark securities index as a measure of the Fund's performance. The Balanced Fund may measure performance using a composite of securities indices to reflect that Fund's policy of investing in both equity and fixed income securities. The Funds may from time to time advertise a comparison of their performance against relevant indices.

MORE INFORMATION ABOUT THE TRUST AND THE COMPANY

The Trust is an open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has 12 portfolios in operation. The Board has authorized each Fund of the Trust to issue two classes of shares, Class A Shares and Institutional Shares.

The Company, which was incorporated in Maryland on September 16, 1987, is an open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has 7 portfolios in operation, including two portfolios not offered in this Prospectus: Harris Insight Hemisphere Free Trade Fund and Harris Insight Convertible Fund. The Company's Board has authorized the Money Market Funds to issue three classes of shares, Class A, Class B and
Institutional Shares. Class B Shares currently are not offered. The Company's Board has authorized the other Funds of the Company to issue two classes of shares, Class A and Institutional Shares, except with respect to Harris Insight Convertible Fund, which offers a single class.

Each Fund is a diversified mutual fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a diversified mutual fund must manage at least 75% of its total assets so that no more than 5% of those assets are invested in any one company at the time of investment.

Institutional Shares of the Funds, which are offered only to certain classes of investors, do not impose any sales charges or bear any sales, marketing or distribution expenses. In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses (including distribution fees) which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at please call (800) 982-8782 or from any institution that makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

[CONTROLLING SHAREHOLDERS ... ] [Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.] From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees and Directors.

There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. Likewise, there is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

APPENDIX A:  PERMITTED INVESTMENTS


ASSET-BACKED SECURITIES. The Equity Funds, the Short/Intermediate Bond Fund, the Bond Fund, the Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Money Market Fund may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

BANK OBLIGATIONS. A Fund may invest in obligations of bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks. See "Foreign Securities."

COMMON AND PREFERRED STOCK. The Equity Funds and the Convertible Securities Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES. The Equity Funds, the Convertible Securities Fund and the Bond Fund may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because these securities have the characteristics of both fixed income and equity securities, they sometimes are called "hybrid" securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, is also influenced by the value of the underlying common stock. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinate to any nonconvertible fixed income securities.


EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries

("Exchange Rate-Related Securities"). The interest payable on these securities generally is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets.


FLOATING AND VARIABLE RATE SECURITIES. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to a some interest rate index or market interest rate. These adjustments tend to decrease the security's price sensitivity to changes in interest rates. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.


A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.


FOREIGN SECURITIES. The International Fund may invest in dollar-denominated and non-dollar-denominated foreign equity and debt securities. Each of the other Equity Funds may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. Each of the Equity Funds also may invest in American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. EDRs are typically issued by foreign banks and trust companies (although they also may be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

The Short/Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) as well as the Money Market Fund may invest in non-convertible (and convertible in the case of the Bond Fund) debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.


FORWARD CONTRACTS. Each of the Equity Funds may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). A Fund may enter into Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund also may enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each Fund has established procedures consistent with statements of the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.


GUARANTEED INVESTMENT CONTRACTS. The Short/Intermediate Bond Fund, the Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.

ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) of its net assets in securities that are considered illiquid. Under the supervision of the Trust's Board of Trustees (or the Company's Board of Directors), the Portfolio Management Agent or Adviser determines and monitors the liquidity of portfolio securities.

Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Each Fund also may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Adviser's implementation of these guidelines on a periodic basis.

INDEX FUTURES CONTRACTS; OPTIONS ON INDICES; OPTIONS ON SECURITIES. The Equity Funds, the Convertible Securities Fund, the Bond Fund, the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Intermediate Government Bond Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. These Funds also may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. Except for the Index Fund, a Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase. The Index Fund also may use S&P 500 Index futures contracts to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs.


Each Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges or over-the-counter.

The use of index and interest rate futures contracts and options may expose a Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio Management Agent anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.


When a Fund invests in index and interest rate futures contracts and options, it may be required to segregate cash and other appropriate assets or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets. See "Investment Strategies" in the SAI.

INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Each Fund, other than the Equity Fund and the Short/Intermediate Bond Fund, also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly.

Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the 1940 Act. These limit each such Fund so that: (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent or Adviser, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES. Each Fund (except the Money Market Funds) may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from the borrower. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Adviser, the Portfolio Management Agent or the Distributor.

MORTGAGE-RELATED SECURITIES. The Equity Funds, the Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations.


Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.


MUNICIPAL LEASES. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may each invest in municipal leases, which are generally participations in intermediate- and short-term debt obligations issued by municipalities and consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. Municipal lease obligations may be considered illiquid securities and may be subject to each Fund's 15% limitation on such investments. See "Investment Strategies - Municipal Leases" in the SAI.


MUNICIPAL OBLIGATIONS. The Balanced Fund, the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-Exempt Money Market Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund and which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Certain other of the municipal obligations in which the Funds may invest are:

         TANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in tax anticipation notes ("TANs"). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in bond anticipation notes ("BANs"). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in revenue anticipation notes ("RANs"). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

See "Investment Strategies" in the SAI.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

The Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.


A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) of the Fund's net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors).


SECURITIES WITH PUTS. In order to maintain liquidity, the Equity Funds, the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Intermediate Government Bond Fund, and the Money Market Funds may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent or Adviser present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

STAND-BY COMMITMENTS. The Balanced Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may acquire "stand-by commitments" with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.




U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in U.S. Government Obligations, which consist of bills, notes and bonds issued by the U.S.
Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.





U.S. GOVERNMENT SECURITIES. Each of the Funds may invest in U.S. Government Securities. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. The U.S. Government Securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

WARRANTS. The Equity Funds and the Convertible Securities Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES. Each Fund may purchase securities (including securities issued pursuant to an initial public offering) on a "when-issued," "delayed delivery" or "forward commitment" basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will make a commitment to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The Funds do not earn income on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and Government Securities may be sold in this manner.

ZERO COUPON SECURITIES. Each of the Funds other than the Convertible Securities Fund and the Money Market Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The International Fund and the Money Market Funds may invest in other types of related zero coupon securities commonly known as "stripped" securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Stripped securities also may be issued by corporations and municipalities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments.

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero coupon security must include a portion of the original issue discount of the security as income. Because of this, zero coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Portfolio Management Agent or Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND DISTRIBUTOR
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad & Chestnut Streets
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
[  ]

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
Chicago, Illinois 60602-4207

HARRIS INSIGHT(R) FUNDS                                    INSTITUTIONAL SHARES
60 State Street, Suite 1300
Boston, Massachusetts 02109
Telephone: (800) 982-8782

This Prospectus offers Institutional shares ("Institutional Shares") of each of following investment portfolios (collectively, the "Funds"):

               HARRIS INSIGHT INTERNATIONAL FUND
               HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
               HARRIS INSIGHT SMALL-CAP VALUE FUND
               HARRIS INSIGHT GROWTH FUND
               HARRIS INSIGHT EQUITY FUND
               HARRIS INSIGHT EQUITY INCOME FUND
               HARRIS INSIGHT INDEX FUND
               HARRIS INSIGHT BALANCED FUND
               HARRIS INSIGHT CONVERTIBLE SECURITIES FUND
               HARRIS INSIGHT TAX-EXEMPT BOND FUND
               HARRIS INSIGHT BOND FUND
               HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND HARRIS INSIGHT MONEY MARKET FUND
               HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND

The Equity Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, the Money Market Fund and the Government Money Market Fund are investment portfolios of HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"). Each other Fund is an investment portfolio of Harris Insight Funds Trust (the "Trust"). The Company and the Trust are registered as open-end management investment companies (mutual funds). The Funds, together with the other investment portfolios offered by the Trust and the Company, are known as the Harris Insight Funds.

Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") serves as each Fund's investment adviser. Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") acts as portfolio management agent for each Fund (except the Tax-Exempt Money Market Fund).

Please read this Prospectus before investing and keep it on file for future reference. The Prospectus contains the information that a prospective investor should know before investing, including how each Fund invests and the many services available to shareholders.

To learn more about the Funds and their investments, you may obtain a copy of the Harris Insight Funds' most recent financial report and portfolio listing or Statement of Additional Information (the "SAI") simply by calling (800) 982-8782. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and (as supplemented from time to time) is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

THE HARRIS INSIGHT FUNDS ARE A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, HARRIS TRUST AND SAVINGS BANK OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE TAX-EXEMPT MONEY MARKET FUND, THE MONEY MARKET FUND OR THE GOVERNMENT MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.







LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 1997

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Expense Information.............................................
Fund Summary....................................................
Financial Highlights............................................
Investment Objectives and Policies..............................
         International Fund.....................................
         Small-Cap Opportunity Fund.............................
         Small-Cap Value Fund...................................
         Growth Fund............................................
         Equity Fund............................................
         Equity Income Fund.....................................
         Index Fund.............................................
         Balanced Fund..........................................
         Convertible Securities Fund............................
         Tax-Exempt Bond Fund...................................
         Bond Fund..............................................
         Intermediate Tax-Exempt Bond Fund......................
         Short/Intermediate Bond Fund...........................
         Intermediate Government Bond Fund......................
         Tax-Exempt Money Market Fund...........................
         Money Market Fund......................................
         Government Money Market Fund...........................
Additional Investment Information ..............................
         Additional Investment Policies.........................
         Risk Considerations....................................
Management......................................................
How to Buy Shares...............................................
How to Sell Shares..............................................
Shareholder Services and Policies...............................
How Distributions are Made; Tax Information.....................
General Information.............................................
         Banking Law Matters....................................
         How Share Value Is Determined..........................
         How Performance Is Reported............................
         More Information About the Trust and the Company.......
Appendix A:  Permitted Investments..............................


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Company. This Prospectus does not constitute an offer in any jurisdiction in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE INFORMATION

The following tables illustrate information concerning shareholder transaction expenses and annual fund operating expenses for Institutional Shares of the Funds. Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of a Fund. Annual operating expenses are factored into each Fund's share price and are not charged directly to shareholder accounts.



EQUITY FUNDS                                          Small-Cap                                     Equity
                                       International Opportunity  Small-Cap   Growth      Equity    Income     Index    Balanced
                                           Fund         Fund      Value Fund    Fund       Fund      Fund       Fund      Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                               None         None         None       None       None      None       None      None

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses


FIXED INCOME FUNDS                                                          Intermediate     Short/     Intermediate
                                       Convertible   Tax-Exempt              Tax-Exempt   Intermediate   Government
                                        Securities      Bond         Bond       Bond          Bond          Bond
                                           Fund         Fund         Fund       Fund          Fund          Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                               None         None         None       None          None          None

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses

MONEY MARKET FUNDS                      Tax-Exempt                 Government
                                          Money         Money        Money
                                          Market       Market        Market
                                           Fund         Fund          Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
   Purchases                               None         None          None

ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net
   assets)
Advisory Fees
Rule 12b-1 Fees
Other Expenses+
Total Fund Operating Expenses

* Customers of a financial institution, such as Harris Trust, also may be charged certain fees and expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (such as trust, estate settlement, advisory and custodian services).

+ Other Expenses for the Balanced Fund, Small-Cap Value Fund, Convertible Securities Fund and Intermediate Government Bond Fund are based on estimated expenses and projected assets for the current fiscal year. Other Expenses for the other Funds are based on amounts incurred during the fiscal year ended December 31, 1996.

EXAMPLE

The tables below shows what you would pay if you invested $1,000 over the time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


EQUITY FUNDS                      Small-Cap                                            Equity
                   International Opportunity    Small-Cap   Growth Fund    Equity    Income Fund    Index      Balanced
                       Fund          Fund      Value Fund                   Fund                     Fund        Fund
1 year                  $-            $-           $-           $-           $-          $-           $-          $-
3 years                 -             -             -            -           -            -           -            -
5 years                 -             -             -            -           -            -           -            -
10 years                -             -             -            -           -            -           -            -

FIXED INCOME                                               Intermediate    Short/     Intermediate
FUNDS              Convertible    Tax-Exempt               Tax-Exempt   Intermediate  Government
                    Securities       Bond         Bond         Bond         Bond        Bond
                       Fund          Fund         Fund         Fund         Fund        Fund
1 year                  $-            $-           $-           $-           $-          $-
3 years                 -             -             -            -           -            -
5 years                 -             -             -            -           -            -
10 years                -             -             -            -           -            -

MONEY MARKET
FUNDS               Tax-Exempt                 Government
                      Money         Money         Money
                      Market        Market       Market
                       Fund          Fund         Fund
1 year                  $-            $-           $-
3 years                 -             -             -
5 years                 -             -             -
10 years                -             -             -




THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense tables is to help you understand the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning these costs and expenses, see MANAGEMENT.

FUND SUMMARY

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

WHAT ARE THE OBJECTIVES OF THE FUNDS? HOW DO THE FUNDS ATTEMPT TO ACHIEVE THEIR OBJECTIVES?

Each of the Funds has distinct investment objectives and policies, which are summarized below in order of descending risk. For more complete information, see INVESTMENT OBJECTIVES AND POLICIES and ADDITIONAL INVESTMENT INFORMATION. While no single Fund is intended to provide a complete or balanced investment program, each can serve as a component of an investor's investment program.

         INTERNATIONAL FUND seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

         SMALL-CAP OPPORTUNITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities of smaller to medium capitalization companies that the Portfolio Management Agent believes have above-average growth potential.

         SMALL-CAP VALUE FUND seeks to provide capital appreciation by investing primarily in equity securities of smaller to medium capitalization companies that the Portfolio Management Agent believes have above-average growth potential and appear to be undervalued.

         GROWTH FUND seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies that the Portfolio Management Agent believes have above-average growth potential.

         EQUITY FUND seeks to provide capital appreciation and current income by investing primarily in common stocks.

         EQUITY INCOME FUND seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

         INDEX FUND seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index, by investing primarily in securities of companies that comprise that index.

         BALANCED FUND seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

         CONVERTIBLE SECURITIES FUND seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.

         TAX-EXEMPT BOND FUND seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations of varying maturities.

         BOND FUND seeks to provide a high level of total  return,  including  a
         competitive  level  of  current  income,  by  investing   primarily  in
         investment grade debt securities of varying maturities.

         INTERMEDIATE TAX-EXEMPT BOND FUND seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate-term average maturity.

         SHORT/INTERMEDIATE BOND FUND seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate-term average maturity.

         INTERMEDIATE GOVERNMENT BOND FUND seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in U.S. Government Securities having an intermediate-term average maturity.

         TAX-EXEMPT MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing primarily in high-quality, short-term municipal obligations.

         MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in a broad range of short-term money market instruments.

         GOVERNMENT MONEY MARKET FUND (a money market fund) seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing exclusively in short-term U.S. Government Securities and repurchase agreements backed by those securities.

WHO MANAGES EACH FUND'S INVESTMENTS?

Harris Trust and Savings Bank serves as the investment adviser for each Fund. Harris Trust and its predecessors have provided investment management services to clients for over 100 years. In addition to the services it performs for the Funds, Harris Trust provides investment management services for pension, profit-sharing and personal portfolios. As of December 31, 1996, assets under management totaled approximately $[ ] billion.

Harris Investment Management, Inc. provides daily portfolio management services for each of the Funds except for the Tax-Exempt Money Market Fund. As of [ ], HIM had a staff of [ ], including [ ] professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of that date, assets under management were approximately $[ ] billion.

Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.  See MANAGEMENT.

WHO SHOULD INVEST IN THE FUNDS?

The EQUITY FUNDS - the International Fund, the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Growth Fund, the Equity Fund, the Equity Income Fund, the Index Fund and the Balanced Fund - are designed for long-term investors who can tolerate changes in the value of their investments in return for the possibility of higher returns. The FIXED INCOME FUNDS - the Convertible
Securities  Fund,  the Tax-Exempt  Bond Fund,  the Bond Fund,  the  Intermediate
Tax-Exempt  Bond Fund,  the  Short/Intermediate  Bond Fund and the  Intermediate
Government Bond Fund are designed for investors seeking current income. The MONEY MARKET FUNDS - the Tax-Exempt Money Market Fund, the Money Market Fund and the Government Money Market Fund - are designed for conservative investors seeking stability of principal, current income at money market rates, and liquidity. The Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund are specifically designed for those investors who seek income that is exempt from federal income tax.

In making your investment decisions, consider your investment goals, your time horizon to achieve them, and your tolerance for risk.

WHAT ADVANTAGES DO THE FUNDS OFFER?

An investment gives the investor benefits customarily available only to large investors, such as diversification, greater liquidity, professional management, and relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

Dividends from the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are declared and paid semi-annually. Dividends from the Growth Fund, the Equity Income Fund, the Equity Fund, the Index Fund, the Balanced Fund and the Convertible Securities Fund are declared and paid quarterly. Dividends from the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund are declared daily and paid monthly. Dividends from each of the Money Market Funds are declared daily and paid monthly. Any net capital gains will be declared and paid at least annually. See HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION.

HOW ARE SHARES BOUGHT AND SOLD?

Institutional Shares are offered primarily to institutional investors and do not impose a a sales charge. Shares may be bought or sold by mail, by bank wire or through your broker-dealer or other financial institution. There is no minimum initial or subsequent investment. See HOW TO BUY SHARES and HOW TO SELL SHARES.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

There can be no assurance that any Fund will achieve its investment objective or that the Money Market Funds will be able to maintain a stable net asset value.

The net asset value of each of the Equity Funds and the Fixed Income Funds will fluctuate based upon changes in the value of the Fund's portfolio securities and, when shares are sold, an investment may be worth more or less than the investment's original value. As with any mutual fund, the fundamental risk is that the value of securities that a Fund holds may decrease. Each Fund's performance and price per share changes daily based on many factors, including the perceived quality of the Fund's investments, U.S. and international economic conditions and general market conditions.

The market value of equity securities is based upon the market's perception of the issuing company's value. Normally, the values of the fixed income securities vary inversely with changes in prevailing interest rates. However, the potential for appreciation in mortgage-backed fixed income securities in the event of a decline in interest rates may be limited or negated by increased principal prepayments on these securities. Fixed income securities also are subject to "credit risk" relating to the financial condition of the issuer of the securities.

Certain investments and investment techniques entail additional risks, such as investments in foreign issuers, issuers with limited market capitalization, mortgage- or asset-backed securities, zero coupon bonds and options, futures contracts, forward contracts and swap agreements. The use of leverage by certain Funds through borrowings, margin transactions, short sales, reverse repurchase agreements and other investment techniques involves additional risks.

The policy of investing in smaller companies employed by the Small-Cap Value Fund, the Small-Cap Opportunity Fund and other Funds that invest in small company securities entails certain risks in addition to those normally associated with equity securities. Similarly, the International Fund's policy of investing in foreign securities entails certain risks in addition to those normally associated with equity securities.

For more information about each Fund and its investments, see INVESTMENT OBJECTIVES AND POLICIES. For more information about particular risks, see ADDITIONAL INVESTMENT INFORMATION - RISK CONSIDERATIONS.

FINANCIAL HIGHLIGHTS

The following financial highlights represent selected data for a single Institutional Share of each Fund for the periods shown. This information has been audited by [ ], independent accountants. The Funds' financial statements for the year ended December 31, 1996 and independent accountants' report thereon are included in the Funds' Annual Report and are incorporated by reference into (are legally a part of) the Funds' SAI. Further information about each Fund's performance is contained in the Annual Report, which may be obtained from the Harris Insight Funds without charge. Financial highlights are not provided for the Small-Cap Value Fund, the Balanced Fund, the Convertible Securities Fund and the Intermediate Government Bond Fund because, as of December 31, 1996, those Funds had not yet commenced operations. Institutional Shares of the Money Market Funds were formerly known as Class C Shares.

[Financial Highlights Tables]

INVESTMENT OBJECTIVES AND POLICIES

Each of the Funds has distinct investment objectives and policies, which are set forth below. Investments that may be made by all of the Funds are listed under ADDITIONAL INVESTMENT INFORMATION - COMMON INVESTMENT POLICIES. For a further description of each Fund's investments and investment techniques, see ADDITIONAL INVESTMENT INFORMATION, APPENDIX A: PERMITTED INVESTMENTS ("Appendix A") and the SAI. There is no assurance that any Fund will achieve its investment objective or that the Money Market Funds will be able to maintain a stable net asset value.

INTERNATIONAL FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in securities that are typical of those comprising the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. Securities are selected based on their value as well as the relative valuation of their base currencies. Thus, the Fund may be more or less reflective of the EAFE universe at any point in time.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of foreign issuers (i.e., issuers organized outside the United States or whose principal trading market is outside the United States). The Fund invests in the securities of issuers located in at least three foreign countries.
The Fund seeks to manage risk through the diversification of its investments.

The Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for Treasury securities. In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

SMALL-CAP OPPORTUNITY FUND

INVESTMENT OBJECTIVE.  The Fund seeks to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in smaller to medium capitalization companies (i.e., companies with market capitalizations of between $100 million and $2.5 billion at the time of the Fund's investment) that the Portfolio Management Agent believes are attractively valued in the market. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In investing the Fund's assets, the Portfolio Management Agent follows an investment management discipline that seeks to identify companies offering above-average earnings, sales and asset value growth. These securities will tend to be represented in the Russell 2000 Index, an unmanaged index comprising the securities of 2000 small capitalization companies.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of smaller to medium capitalization companies.

SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE.  The Fund seeks to provide capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in the securities of smaller to medium capitalization companies (i.e., companies with market capitalizations of between $100 million and $2.5 billion at the time of the Fund's investment) that are conservatively valued in the marketplace. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In managing the Fund's assets, the Portfolio Management Agent seeks to invest in securities that are undervalued relative to the securities of comparable companies, as determined by price/earnings ratios, earnings expectations or other fundamental measures.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of smaller to medium capitalization companies.

GROWTH FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide capital appreciation and, secondarily, current income.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in securities that the Portfolio Management Agent believes are undervalued but represent growth opportunities. The Fund also may invest in securities issued by medium to larger capitalized companies that provide returns more closely aligned with the Lipper Growth Fund Index. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in equity securities.

EQUITY FUND

INVESTMENT  OBJECTIVE.   The  Fund  seeks  to  provide  investors  with  capital
appreciation and current income.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in the securities of large capitalization companies (i.e., companies with market capitalization in excess of $500 million at the time of the Fund's investment) and is managed to provide equity-based returns characteristic of these securities. Market capitalization refers to the total market value of a company's outstanding shares of common stock. The selected issuers will be representative of those sectors found within the Standard & Poor's 500 Index (the "S&P 500 Index"). Using both "quantitative" and "fundamental" analysis, the Portfolio Management

Agent believes that these investments will provide returns greater than the securities comprising the S&P 500 Index over the long-term with a risk level approximating that of the index, with risk measured by volatility.

The Fund's investment process considers current valuation and improving fundamentals. The Fund's investments are expected to encompass all major sectors of the market, resulting in a diversified portfolio. The Fund's Portfolio
Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is better suited for long-term equity investing. The Fund's portfolio is generally comprised of approximately 50 different issues. Risk is managed by diversification of investments.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in common stocks of larger capitalization companies.

EQUITY INCOME FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide current income and, secondarily, capital appreciation.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing in equities that are found within the Standard & Poor's 500 Index (the "S&P 500 Index"), or other attractive issues. Convertible securities may also be utilized. The Portfolio Management Agent believes that the combination of these securities should produce returns that are similar to the performance of the S&P 500 Index and its corresponding sectors, yet with a higher income yield.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in common stocks and convertible securities that the Fund's Portfolio Management Agent believes offer good value, an attractive yield and dividend growth potential. The Fund is managed with a disciplined investment process designed to maintain a diversified portfolio of high quality equity securities. The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio that the Portfolio Management Agent believes provides attractive long-term growth potential, while offering an attractive current yield.

INDEX FUND

INVESTMENT OBJECTIVE. The Index Fund seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the Standard & Poor's 500 Index (the "S&P 500 Index"), an unmanaged index that emphasizes large capitalization companies. As of December 31, 1996, the index represented approximately [ ]% of the market capitalization of publicly owned stocks in the United States.

The Fund is managed through the use of a "quantitative" or "indexing" investment discipline, which attempts to duplicate the investment composition and performance of the S&P 500 Index through statistical procedures. As a result, the Portfolio Management Agent does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund seeks quarterly performance within a
0.95 correlation to the index. On at least a monthly basis, the Portfolio Management Agent compares the correlation of the Fund's performance to that of the index. In the event the Fund's performance for the preceding three-month period is not within a 0.95 correlation to the performance of the index, the Portfolio Management Agent may adjust the Fund's holdings in issues included in the index to seek a closer performance correlation.

The Fund seeks to closely match the weight of each security in the portfolio to its approximate weight in the S&P 500 Index. Although the Fund may not hold all 500 securities included in the index, it will generally hold at least 90% of these securities. The Fund also may maintain positions in S&P 500 Index futures contracts. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. The Fund may use S&P 500 Index futures contracts for several reasons: to simulate full investment in the index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs.

Standard & Poor's ("S&P") makes no representation or warranty, expressed or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein. Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

BALANCED FUND

INVESTMENT OBJECTIVE. The Balanced Fund seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Through utilizing this approach, the Fund seeks to provide capital appreciation similar to larger-capitalization equities, with a portion of the Fund's total return resulting from investment in fixed income securities. The Fund seeks to provide an overall return comprising between 40% and 65% of the Standard & Poor's 500 Index (a broad U.S. stock market index) and between 35% and 60% of the Lehman Brothers Aggregate Index (a broad U.S. bond market index).

The Fund's investment process considers, on a continuing basis, the attractiveness of equities versus fixed income securities. Under normal market conditions, equity securities are expected to comprise between 40% and 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide capital appreciation and current income.

INVESTMENT POLICIES. Convertible securities have unique return characteristics. Convertible securities tend to rise in price when overall equity markets rise and, conversely, tend to decline relatively less when interest rates rise. The Fund strives to reflect these unique performance characteristics while seeking to provide income that is more characteristic of short/intermediate maturity corporate bonds.

The Fund seeks to achieve its investment objective by investing primarily in convertible securities, which are bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants, which are options to purchase common stock at a specified price.

The Fund also may invest in equity securities of U.S. corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets. Under normal circumstances, the Fund invests at least 65% of the value of its total assets in convertible securities.

Under normal market conditions, the Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations that are rated "B" or better by Standard & Poor's ("S&P") or "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service ("Moody's") at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield" securities, commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher-rated debt obligations.

The Fund may invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that together possess the two principal components of a convertible security: fixed income and the right to acquire equity securities. In addition, the Fund may invest up to 15% of its net assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Fund may for defensive purposes invest part or all of its total assets in
(a) U.S. Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of 397 days or less. During such periods, the Fund will continue to seek current income but will put less emphasis on capital appreciation.

RISK FACTORS AND OTHER CONSIDERATIONS RELATING TO LOW-RATED AND COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities and diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

The ratings of S&P and Moody's represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Fund, it also relies on its own independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT POLICIES. The Fund seeks to achieve its objective by investing in municipal securities with varying maturities. As a result, the Fund seeks to generate a higher level of income than that of short or intermediate average maturity municipal bond funds, although it will experience corresponding higher volatility of principal during periods of changing interest rates.

The Fund attempts to anticipate changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues and municipalities. As a matter of fundamental policy, the Fund invests at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

The Fund also may invest in U.S. Government Obligations (as defined in the Appendix) and securities secured by letters of credit. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

INVESTMENT POLICIES. The Fund seeks to provide the higher income generally associated with a broad range of longer-term bonds typically having 5 to 10 years remaining to maturity. As a result, principal value of these longer-term bonds is likely to fluctuate more than that of bonds with shorter maturities.

The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitative process designed to identify fixed income securities that are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, U.S. Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by

U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

INTERMEDIATE TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT POLICIES. The Fund seeks to achieve its objective by investing in municipal securities with a dollar-weighted average portfolio maturity, under normal market conditions, of between 3 and 10 years. The Portfolio Management Agent believes that this income will generally be higher than that provided by shorter term municipal funds, although the Fund will reflect greater share price volatility during periods of changing interest rates than comparable shorter-term funds. Individual portfolio securities will have varying maturities.

As a matter of fundamental policy, the Fund invests at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent.

The Fund also may invest in U.S. Government Obligations (as defined in the Appendix) and securities secured by letters of credit. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

SHORT/INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate-term average maturity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Managed Fixed Income Fund) seeks to provide income and share price volatility of a 2- to 5-year average maturity taxable bond portfolio. Thus, it is anticipated that when interest rates rise, share price of the Fund will tend to fall less than longer-term bond funds and appreciate less when interest rates fall.

The Fund seeks to achieve its objective by utilizing a combination of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, independent review by the Portfolio Management Agent of the credit quality of individual issues, and the analysis by the Portfolio Management Agent of economic and market conditions affecting the fixed income markets.

The Fund may invest in a broad range of fixed income obligations, including fixed and variable rate bonds, debentures, U.S. Government Securities, and Government Stripped Mortgage-Backed Securities. The Fund also may invest in U.S. Government Securities placed into irrevocable trusts and evidenced by a trust receipt. Under normal circumstances, the Fund invests at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, U.S. Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

The Fund also may hold short-term U.S. Government Obligations, "high-quality" money market instruments (i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio Management Agent to be comparable in quality to instruments so rated) and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio Management Agent's opinion, existing circumstances warrant.

The Fund's dollar-weighted average portfolio maturity (or average life with respect to mortgage-related and asset-backed securities), under normal market conditions, will be between 2 and 5 years.

INTERMEDIATE GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT POLICIES. The Fund seeks to achieve its investment objective by investing primarily in U.S. Government Securities, including mortgage-backed securities, having an intermediate-term average maturity. Under normal circumstances, at least 65% of the Fund's total assets will be invested in U.S. Government Securities and in repurchase agreements collateralized by U.S. Government Securities. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between 3 and 10 years.

The Fund also may invest in asset-backed securities collateralized by U.S. Government Securities. In addition, the Fund may invest in foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of the Fund's total assets), as well as covered put and call options on securities and indices.

TAX-EXEMPT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Tax-Free Money Market Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests primarily in high-quality municipal obligations. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Except for temporary investments in taxable obligations described below, the Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

The Fund will not purchase a security (other than a U.S. Government Security) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors.

The Fund invests only in U.S. dollar-denominated securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

Under ordinary market conditions, the Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in securities whose interest income is subject to taxation.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (which was formerly known as Harris Insight Cash Management Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. Government Securities and bank and commercial obligations. The commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund invests only in U.S. dollar-denominated securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

The Fund will not purchase a security (other than U.S. Government Securities) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than 5% of the total assets of the Fund would be invested in securities bearing the second highest rating. Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors.

The Fund also may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies, and convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars. In addition, the Fund may invest in tax-exempt municipal obligations when the yields on such obligations are higher than the yields on taxable investments. See INVESTMENT OBJECTIVES AND POLICIES - TAX-EXEMPT MONEY MARKET FUND.

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT POLICIES. The Fund (formerly known as Harris Insight Government Assets Fund) invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures established by the Company's Board of Directors, to be eligible for purchase and to present minimal credit risks. The Fund invests exclusively in U.S. Government Securities and repurchase agreements backed by those securities.

The Fund invests only in securities that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) and maintains a dollar-weighted average maturity of 90 days or less. Current income provided by the securities in which the Fund invests is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility.

The   Fund   invests   in   obligations   of  U.S.   Government   agencies   and
instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

ADDITIONAL INVESTMENT INFORMATION

Unless otherwise noted, each Fund's investment objective and policies are not fundamental and may be changed by the Board of Trustees of the Trust (or Board of Directors of the Company) without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs at that time.

For  a  further  description  of  the  Funds'  investment  policies,   including
additional fundamental policies, please see Appendix A and the SAI.

COMMON INVESTMENT POLICIES

Each Fund may invest in the securities of other investment companies, when-issued securities and forward commitments, floating/variable rate obligations (and inverse floating rate obligations with respect to the Fixed Income Funds), as well as commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. In addition, each Fund may enter into repurchase agreements. In addition, each of the Equity Funds and the Fixed Income Funds may lend its portfolio securities with respect to up to one-third of its net assets and may enter into reverse repurchase agreements.

In addition, each of the Equity Funds may invest in securities purchased in an initial public offering. Each of these Funds also may invest in American Depository Receipts, European Depository Receipts and, with respect to 10% (100% for the International Fund) of each Fund's total assets, debt and equity securities of foreign issuers. Further, each of the Equity Funds may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts.

RATING MATTERS. Each of the Equity Funds and the Fixed Income Funds may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as U.S. Government Securities and debt obligations of domestic corporations rated "BBB" or better by

Standard & Poor's ("S&P") or "Baa" or better by Moody's Investors Service ("Moody's"), or that have an equivalent rating by another nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, are considered by the Portfolio Management Agent to be of comparable quality. Debt obligations rated in the lowest categories of investment grade (that is, BBB by S&P or Baa by Moody's) and equivalent securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. The Convertible Securities Fund may invest in securities that are less than investment grade. See INVESTMENT OBJECTIVES AND POLICIES - CONVERTIBLE SECURITIES FUND.

Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent or Adviser, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a Fund (other than a Money Market Fund) to sell the security unless the amount of the security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another NRSRO for securities may change as a result of changes in the rating systems or due to the corporate reorganization of an NRSRO, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of that Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the SAI. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund.

PORTFOLIO TRANSACTIONS. Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Portfolio Management Agent (or Adviser in the case of the Tax-Exempt Money Market Fund), a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other fund management purposes. Portfolio changes are made without regard to the length of time a particular security may have been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate).

The realization of taxable capital gains and, with respect to equity securities, the amount of brokerage commissions will tend to increase as the level of portfolio activity increases. The portfolio turnover rates for each Fund are included in the Financial Highlights for that Fund. The annual portfolio turnover rate for the Small-Cap Value Fund is not expected to exceed 100%. The annual portfolio turnover rate for the Balanced Fund is not expected to exceed 100% with respect to that portion of the Fund investing in equity securities, and is not expected to exceed [ ]% with respect to that portion of the Fund investing in fixed income securities. The annual portfolio turnover rate for each of the Convertible Securities Fund and the Intermediate Government Bond Fund is not expected to exceed [ ]%.

The Portfolio Management Agent and the Adviser seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Portfolio Management Agent or Adviser believes it is reasonable to do so in light of the value of the brokerage, research and other services provided by the broker effecting the transaction. Purchase and sale orders of securities on behalf of each of the Funds may be combined with those of other accounts that the Portfolio Management Agent or Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Portfolio Management Agent or Adviser determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, the Portfolio Management Agent or Adviser undertakes to allocate the transactions among the participants equitably.

The Trust, the Company, the Adviser, the Portfolio Management Agent and other service providers to the Funds have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT LIMITATIONS

As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the SAI, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users); (b) in obligations of the U.S. Government, its agencies or instrumentalities; or (c) in the case of the Money Market Fund, in certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money Market Fund and the Government Money Market Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry. As a matter of fundamental policy, each Fund may make loans of portfolio securities.

In addition, as a fundamental policy of the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds, each of those Funds may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. See Appendix A.

With respect to the second investment limitation set forth above, each of the Money Market Fund and the Government Money Market Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.

RISK CONSIDERATIONS

THE RISKS OF INVESTING IN EACH FUND VARY DEPENDING UPON THE NATURE OF THE SECURITIES HELD, AND THE INVESTMENT PRACTICES EMPLOYED, ON ITS BEHALF. THE FUNDAMENTAL RISK ASSOCIATED WITH THE FUNDS, LIKE OTHER MUTUAL FUNDS THAT INVEST IN FIXED INCOME AND EQUITY SECURITIES, IS "MARKET RISK." Market risk is the risk that the market value of a security that a Fund holds will decrease. The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at the time of purchase. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Certain specific risks are described in this section. If you would like to know more about risks associated with a particular type of security, see Appendix A.

RISKS OF EQUITY SECURITIES. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. THE SMALL-CAP OPPORTUNITY FUND AND THE SMALL-CAP VALUE FUND HAVE HEIGHTENED EXPOSURE TO THESE RISKS DUE TO THEIR POLICY OF INVESTING IN SMALLER COMPANIES.

RISKS OF DEBT SECURITIES. The value of debt securities generally goes down when interest rates go up, and up when interest rates go down. Changes in interest rates will generally cause larger changes in the prices of longer-term securities than in the prices of shorter-term securities. The risk of market losses attributable to changes in interest rates is known as "interest rate risk."

Debt securities are subject to "credit risk" relating to the financial condition of the issuers of the securities. Prices of debt securities may fluctuate based on changes in the actual and perceived creditworthiness of issuers. The prices of lower-rated securities often fluctuate more than those of higher-rated securities.

It is possible that some issuers will not make payments on debt securities held by a Fund. Investors should be aware that securities offering above-average yields may involve above-average risks. Securities rated in the lowest categories of investment grade (that is, BBB or Baa by S&P or Moody's) and equivalent securities may have speculative characteristics. In adverse economic or other circumstances, issuers of these securities are more likely to have difficulty making principal and interest payments than issuers of higher-grade obligations.

RISKS OF INVESTING IN FOREIGN MARKETS. Investments in the securities of foreign (non-U.S.) issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities. THE INTERNATIONAL FUND HAS HEIGHTENED EXPOSURE TO THESE RISKS DUE TO ITS POLICY OF INVESTING PRIMARILY IN THE SECURITIES OF FOREIGN ISSUERS.

RISKS OF FOREIGN CURRENCY. Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, while each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time that a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses. THE INTERNATIONAL FUND HAS HEIGHTENED EXPOSURE TO THESE RISKS DUE TO ITS POLICY OF INVESTING PRIMARILY IN THE SECURITIES OF FOREIGN ISSUERS.

RISKS OF DERIVATIVE SECURITIES. To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial instrument the value of which is based on, or

"derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators.

Some "derivatives" such as mortgage-backed and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There is a range of risks associated with derivatives. These risks include:

* the possibility that the underlying security, interest rate, or market index will not move in the direction the portfolio manager anticipates;
* the risk that changes in the value of a derivative being used for hedging will not match those of the asset being hedged, which may cause a given hedge not to achieve its objective;
* the possibility that there may be no liquid secondary market, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions;
* the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
*    the risk that the counterparty will fail to perform its obligations.

RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are generally "backed" or collateralized by a pool of mortgages. The Funds may purchase mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies and backed by the full faith and credit of the U.S. Government, as well as mortgage-backed securities supported primarily or solely by the creditworthiness of the issuing U.S. Government agency.

Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

BORROWING RISK. Borrowing also involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those associated with borrowing.

COUNTERPARTY RISK. A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. When a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

LIQUIDITY RISK. Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

INFORMATION RISK. Certain key information about a security or market may be inaccurate or unavailable, which may limit the investment adviser's ability to make an appropriate investment decision with regard to the security or market.

OBJECTIVE RISK. Returns from the particular type of security that a Fund emphasizes in its investments may trail returns from the overall stock or bond market. For example, the growth stocks in which the Growth Fund invests tend to go through cycles of relative underperformance and outperformance in comparison to other types of equity securities. These periods may last for as long as several years.

MANAGEMENT RISK. A strategy used by a Fund's investment adviser may fail to produce the intended result, which could have a negative effect on fund performance.

MANAGEMENT

TRUSTEES AND DIRECTORS

The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

C. Gary Gerst                       Chairman of the Board of Trustees and Board of Directors;
                                    Chairman Emeritus LaSalle Partners, Ltd. (real estate developer and manager).

Edgar R. Fiedler                    Senior Fellow and Economic Counsellor, The Conference
                                    Board.

John W. McCarter, Jr.               President and Chief Executive Officer, The Field Museum of
                                    Natural  History  (Chicago);  Formerly,  Senior Vice  President  and  Director,
                                    Booz-Allen & Hamilton, Inc. (consulting firm).

Ernest M. Roth                      Consultant; Formerly, Retired Senior Vice President and Chief
                                    Financial Officer, Commonwealth Edison Company.





INVESTMENT ADVISER

Harris Trust is the investment adviser for each of the Funds pursuant to Advisory Contracts with the Trust and the Company. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1996, Harris Trust had assets of more than $[ ] billion and was the largest of [ ] banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

As of December 31, 1996, Harris Trust managed more than $[ ] billion in personal trust assets, and acted as custodian of more than $[ ] billion in assets.

With respect to the Tax-Exempt Money Market Fund, the Advisory Contract provides that Harris Trust shall make investments for the Fund in accordance with its best judgment. With respect to the remaining Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

The investment advisory fees payable to Harris Trust with respect to each Fund are based on the average daily net assets of the respective Fund at the following annual rates:

     International Fund                                 1.05%
     Small-Cap Opportunity Fund                         1.00%
     Small-Cap Value Fund                               0.80%
     Growth Fund                                        0.90%
     Equity Fund                                        0.70%
     Equity Income Fund                                 0.70%
     Index Fund                                         0.25%
     Balanced Fund                                      0.60%
     Convertible Securities Bond Fund                   0.70%
     Tax-Exempt Bond Fund                               0.60%
     Bond Fund                                         0.65%
     Intermediate Tax-Exempt Bond Fund                  0.60%
     Short/Intermediate Bond Fund                       0.70%
     Intermediate Government Bond Fund                  0.65%
     Tax-Exempt  Money  Market Fund              0.14% of each Fund's first
     Money Market Fund                          $100 million of assets plus
     Government  Money Market Fund         0.10% of the Fund's remaining assets


PORTFOLIO MANAGEMENT AGENT

Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of all of the Funds except for the Tax-Exempt Money Market Fund. For the services provided by HIM, Harris Trust pays HIM the advisory fees it receives from the Funds. As of December 31, 1996, HIM managed an estimated $[ ] billion in assets.

To the extent  permitted by the SEC, the Funds may pay brokerage  commissions to
certain  affiliated  persons.   During  the  last  fiscal  year,  no  Fund  paid
commissions to these persons.

PORTFOLIO MANAGEMENT

Many persons on the staffs of the Adviser and the Portfolio Management Agent contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds:

[Portfolio manager biographies]

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

Harris Trust (in this capacity, the "Administrator") is the administrator of the Funds and, as such, generally assists the Funds in all aspects of their administration and operation.

The Administrator has a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI"), whereby FDI performs certain administrative services for the Funds. The Administrator has Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), whereby PFPC performs certain administrative and accounting services for the Funds. Under these agreements, the Administrator compensates FDI and PFPC for providing their services. The Administrator, FDI and PFPC are referred to collectively as the "Administrators."

Harris Trust is also the transfer and dividend disbursing agent of the Funds (in this capacity, the "Transfer Agent"). The Transfer Agent has entered into Sub-Transfer Agency Services Agreements with PFPC (the "Sub-Transfer Agent") whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services.

PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the portfolios of the Company and the Trust, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of average daily net assets in excess of $600 million. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburses the Custodian for various custody transactional expenses.

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") has entered into Distribution Agreements with the Trust and the Company pursuant to which it has the responsibility for distributing shares of the Funds. Fees for services rendered by the Distributor are paid by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Distributor and each of the Trust and the Company and approved by the Board of Trustees of the Trust (or the Board of Directors of the Company).

See "Management" and "Custodian" in the SAI for additional information regarding the Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust and the Company bear all costs of their operations, including the compensation of their Trustees or Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are borne by that Fund. Other general expenses of the Trust or the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

HOW TO BUY SHARES

OPENING AN ACCOUNT. To open an account, complete and sign an application and mail it along with your check. You also may open your account by wire, as described below. Please be sure to furnish your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account.

If you are opening an account through a financial institution or other intermediary, this organization may have different minimum initial and subsequent investment requirements. Please contact this organization if you have questions. See BUYING SHARES - THROUGH FINANCIAL INSTITUTIONS BELOW.

BUYING SHARES. Shares may be purchased by investing automatically (see AUTOMATIC INVESTING below) or by any of the following three methods:

1. BY MAIL. Make your check payable to the Fund of your choice. If you are adding to your existing account, indicate your Fund account number directly on the check and send to:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

2. BY BANK WIRE. Call the Funds at (800) 625-7073 to set up your account. Then wire your investment to:

         PNC Bank, N.A.
         Philadelphia, Pennsylvania
         ABA #0310-0005-3
         For Credit to:    Harris Insight Funds
                           85-5093-2950
                  Re:      [Name of Fund] - Institutional Shares
                  Account No.:
                  Account Name:

If you are opening an account, please promptly complete and mail the account application form to the Funds at the address above under "By Mail." The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

3. THROUGH FINANCIAL INSTITUTIONS. Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents with whom the Distributor has a selling agreement, including Harris Trust and HIM and their affiliates ("Institutions") on any day the Funds are open for business. See GENERAL PURCHASE INFORMATION. Institutions are responsible for the prompt transmission of buy, exchange or sell orders.

Each Institution may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments. Depending upon the terms of your account, Institutions may charge account fees for automatic investment and other services they provide, including account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income, which would reduce the your yield or return. Please read this Prospectus in connection with any information received from your Institution.

GENERAL PURCHASE INFORMATION

Institutional Shares are sold to fiduciary and discretionary accounts of institutions, "institutional investors," Directors, Trustees, officers and employees of the Company, the Trust, the Adviser, the Portfolio Management Agent, and the Distributorand the Adviser's investment advisory clients. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts;

insurance   companies;    investment   companies;   investment   advisers;   and
broker/dealers acting for their own accounts or for the accounts of such institutional investors.

The Funds are open for business each day the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Philadelphia are both open for business (i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day) ("Fund Business Day"). Except for the Money Market Funds, each Fund normally calculates its net asset value (NAV) and offering price at the close of business of the Exchange, which is normally 4:00 p.m., Eastern time. Each of the Money Market Funds normally calculates its NAV on or before 12:00 Noon, Eastern time. Shares are purchased at the next share price calculated after your investment is received and accepted.

Orders placed directly with the Funds must be paid for by check or bank wire on the same day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed. The Company and Trust, as applicable, reserve the right to reject any purchase order.

No sales charge will be assessed on purchases of Institutional Shares of the Funds. Neither the Company or the Trust imposes any minimum on initial or subsequent investments.

HOW TO SELL SHARES

Shares may be sold (redeemed) at their next determined net asset value after receipt of a proper request by the Funds directly or through any Institution.

1. BY MAIL. Shareholders may sell shares by writing the Funds at the following address:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

Certain requests for redemption must be signed by the shareholder with signature guaranteed. See SHAREHOLDER SERVICES AND POLICIES - SIGNATURE GUARANTEES.

2. BY TELEPHONE. If you have chosen the telephone redemption privilege, you may make a telephone redemption request by calling the Funds at (800) 625-7073 and providing the your account number, the exact name of your account and your social security or taxpayer identification number. The Fund then will mail a check to your account address or, if you have elected wire redemption privileges, wire the proceeds on the following business day.

3. BY BANK WIRE. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by federal funds wire to a bank account previously designated by you in writing.

4. THROUGH FINANCIAL INSTITUTIONS. If you bought your shares through an Institution, you may redeem your shares through the Institution. Please contact the Institution for this service.

GENERAL REDEMPTION INFORMATION

There is no charge for redemptions, but if you bought your shares through an Institution, the Institution may charge an account-based service fee. A redemption order received by an Institution or the Funds before the close of the Exchange and before the close of the Fund Business Day will be executed at the Fund's net asset value per share next determined on that day. A redemption order received after the close of the Exchange, or not received by the Funds prior to the close of the Fund Business Day, will be executed at the Fund's net asset value next determined on the next Fund Business Day.

Proceeds of a redemption order for a Fund received in good order by 4:00, Eastern time (12:00 Noon in the case of the Money Market Funds) will normally be remitted within five but not more than seven business days, except that if a redemption request is made shortly after a recent purchase by check, proceeds will be distributed once the check used to purchase the Fund's shares clears, which may take up to 15 days or more after the investment. The proceeds may be more or less than the amount originally invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities equal in value to the redemption price to the extent permitted by applicable laws and regulations. In these cases, you might incur brokerage costs in converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period when the Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the SEC permits mutual funds to postpone payments for the protection of investors.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange for periodic, automatic redemptions from your account. For more information or to sign up for this service, please call (800) 982-8782.

SHAREHOLDER SERVICES AND POLICIES

EXCHANGING SHARES. YOU CAN EXCHANGE INSTITUTIONAL SHARES OF A FUND FOR INSTITUTIONAL SHARES OF THE OTHER HARRIS INSIGHT FUNDS OFFERING THOSE SHARES.
Institutional Shares of any of the Funds that you have held for seven days or more may be exchanged for shares of any other Harris Insight Fund in an identically registered account, provided that Institutional Shares of the Fund to be acquired are registered for sale in the your state of residence.

If you would like the ability to exchange shares by telephone, please choose this option when you complete your application. The Funds reserve the right to limit the number of exchanges between Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days' written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

DIRECTED DIVIDEND OPTION. You may choose to have all your dividend and capital gain distributions automatically invested in shares of another, identically registered Harris Insight Fund, provided that those shares are eligible for sale in your jurisdiction of residence. If you would like to add the Directed Dividend Option to your account, please call (800) 982-8782 for information.

SIGNATURE GUARANTEES. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. In addition to certain signature requirements, a signature guarantee is required in any of the following circumstances:

* A redemption check is to be made payable to anyone other than the shareholder(s) of record.

* A redemption check is to be mailed to an address other than the address of record.

At the Funds' discretion, signature guarantees also may be required for other redemptions. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability.

TELEPHONE TRANSACTIONS. Investors may buy (by bank wire), sell and exchange shares by telephone. Shareholders engaging in telephone transactions should be aware that they may be foregoing some of the security associated with written requests. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Funds will employ reasonable procedures to confirm that telephonic instructions are genuine. If the Funds or their service providers fail to employ these measures, they may be liable for any losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Please verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds at the address listed in HOW TO SELL SHARES.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS. Because of the high cost of maintaining small accounts, each Fund reserves the right to redeem all shares in an account whose value falls below $500 ($250 in the case of a retirement account) unless this is a result of a decline in the market value of the shares. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

SHARE CERTIFICATES.  Share certificates are not issued.

ELIGIBILITY BY STATE. You may only invest in, or exchange into, Institutional Shares legally available in your state.

CHECKWRITING. Checkwriting privileges are available to shareholders of the Money Market Funds. For more information or to receive a checkwriting application, please call (800) 982-8782.

REPORTS TO SHAREHOLDERS. You will receive an account statement after every transaction that affects your share balance, except for reinvestments of dividend and capital gain distributions, or at least annually. In addition, each year you will receive an annual and semi-annual report to shareholders of each Fund in which you invest. If you would like copies of these reports, please call
(800) 982-8782.

HOW THE FUNDS MAKE DISTRIBUTIONS TO SHAREHOLDERS;
TAX INFORMATION

Dividends from the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are declared and paid semi-annually. Dividends from each of the Growth Fund, the Equity Income Fund, the Equity Fund, the Index Fund, the Balanced Fund and the Convertible Securities Fund are declared and paid quarterly. Dividends from the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund are declared daily and paid monthly. Dividends from each of the Money Market Funds are declared daily and paid monthly. Any net capital gains will be declared and paid at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividend and capital gain distributions may be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or paid in cash (no sales charge is assessed on the reinvestment of dividends or distributions). Distribution checks and account statements will be mailed approximately two business days after the payment date.

Each Fund is treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally are applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund. The Trust and the Company intend to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to federal income taxes.

Dividends (including net short-term capital gains), except "exempt-interest dividends" (described below), will be taxable to shareholders as ordinary income.

Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

The Trust and the Company, as applicable, will be required to withhold, subject to certain exemptions, a portion (currently 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company) or Transfer Agent.

GENERAL INFORMATION

BANKING LAW MATTERS

Federal banking laws and regulations  generally prohibit federally  chartered or supervised banks from engaging directly in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies, such as Harris Trust and HIM, are permitted to purchase and sell securities upon the order and for the account of their customers.

Harris Trust and HIM believe that they may perform the services contemplated by this Prospectus and their respective agreements with the Company and Trust without violating applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, these services. If this were to happen, the Funds would seek alternative sources for these services.

HOW SHARE VALUE IS DETERMINED

Net asset value per share is the value of one share of a Fund, which is determined on each Fund Business Day. Net asset value per share is determined by dividing the value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares of the Fund outstanding.

The net asset value per share of the non-Money Market Funds is determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Fund Business Day. The value of securities held by the non-Money Market Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at their closing values on the exchange. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Portfolio Management Agent, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Trust's Board of Trustees or Company's Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

The net asset value per share of each of the Money Market Funds is determined at 12:00 Noon, Eastern time. In order to maintain a stable net asset value of $1.00 per share, each of the Funds uses the amortized cost method to value its portfolio securities.

HOW PERFORMANCE IS REPORTED

From time to time, each of the Funds may advertise its performance. Performance may be quoted in terms of total return, yield, effective yield and tax-equivalent yield. All performance information is based on historical results and is not intended to indicate future performance.

Total return refers to the amount an investment in a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of each Fund shows what an investment in Institutional Shares of the Fund would have earned over a specified period of time (such as one, five or ten years, or the period of time since commencement of operations, if shorter) assuming that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return also may be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund divides the interest income it earned from its investments for a 30-day period (net of expenses) by the average number of shares entitled to receive dividends. The result is then expressed as an annualized percentage rate based on the Fund's share price at the end of the 30-day period (which period will be stated in the advertisement). The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield," which will calculated only for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-exempt yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

From time to time the Money Market Funds advertise "30-day average yield" and "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate (which period will be stated in the advertisement).

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc. and Lipper
Analytical Services, Inc. The comparative material found in the Funds' advertisements, sales literature or reports to shareholders may contain performance ratings. That material is not to be considered an indication of future performance. All performance information for a Fund is calculated on a class basis. In addition, a Fund may use a benchmark securities index as a measure of the Fund's performance. The Balanced Fund may measure performance using a composite of securities indices to reflect that Fund's policy of investing in both equity and fixed income securities. The Funds may from time to time advertise a comparison of their performance against relevant indices.

MORE INFORMATION ABOUT THE TRUST AND THE COMPANY

The Trust is an open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has 12 portfolios in operation. The Board has authorized each Fund of the Trust to issue two classes of shares, Class A Shares and Institutional Shares.

The Company, which was incorporated in Maryland on September 16, 1987, is an open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has 7 portfolios in operation, including two portfolios not offered in this Prospectus: Harris Insight Hemisphere Free Trade Fund and Harris Insight Convertible Fund. The Company's Board has authorized the Money Market Funds to issue three classes of shares, Class A, Class B and
Institutional Shares. Class B Shares currently are not offered. The Company's Board has authorized the other Funds of the Company to issue two classes of shares, Class A and Institutional Shares, except with respect to Harris Insight Convertible Fund, which offers a single class.

Each Fund is a diversified mutual fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a diversified mutual fund must manage at least 75% of its total assets so that no more than 5% of those assets are invested in any one company at the time of investment.

Class A Shares of the Funds, which are offered primarily to retail investors, are sold with front-end sales charge (except with respect to the Money Market Funds). In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses (including distribution fees) which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at please call (800) 982-8782 or from any institution that makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

[CONTROLLING SHAREHOLDERS ... ] [Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.] From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees and Directors.

There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. Likewise, there is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

APPENDIX A:  PERMITTED INVESTMENTS


ASSET-BACKED SECURITIES. The Equity Funds, the Short/Intermediate Bond Fund, the Bond Fund, the Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Money Market Fund may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

BANK OBLIGATIONS. A Fund may invest in obligations of bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks. See "Foreign Securities."


COMMON AND PREFERRED STOCK. The Equity Funds and the Convertible Securities Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES. The Equity Funds, the Convertible Securities Fund and the Bond Fund may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because these securities have the characteristics of both fixed income and equity securities, they sometimes are called "hybrid" securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, is also influenced by the value of the underlying common stock. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinate to any nonconvertible fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities generally is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets.

FLOATING AND VARIABLE RATE SECURITIES. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to a some interest rate index or market interest rate. These adjustments tend to decrease the security's price sensitivity to changes in interest rates. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.


A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.


FOREIGN SECURITIES. The International Fund may invest in dollar-denominated and non-dollar-denominated foreign equity and debt securities. Each of the other Equity Funds may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. Each of the Equity Funds also may invest in American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. EDRs are typically issued by foreign banks and trust companies (although they also may be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

The Short/Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) as well as the Money Market Fund may invest in non-convertible (and convertible in the case of the Bond Fund) debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.


FORWARD CONTRACTS. Each of the Equity Funds may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). A Fund may enter into Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund also may enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each Fund has established procedures consistent with statements of the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.




GUARANTEED INVESTMENT CONTRACTS. The Short/Intermediate Bond Fund, the Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.

ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) of its net assets in securities that are considered illiquid. Under the supervision of the Trust's Board of Trustees (or the Company's Board of Directors), the Portfolio Management Agent or Adviser determines and monitors the liquidity of portfolio securities.

Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Each Fund also may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Adviser's implementation of these guidelines on a periodic basis.

INDEX FUTURES CONTRACTS; OPTIONS ON INDICES; OPTIONS ON SECURITIES. The Equity Funds, the Convertible Securities Fund, the Bond Fund, the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Intermediate Government Bond Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. These Funds also may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. Except for the Index Fund, a Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase. The Index Fund also may use S&P 500 Index futures contracts to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs.


Each Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges or over-the-counter.

The use of index and interest rate futures contracts and options may expose a Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio Management Agent anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.


When a Fund invests in index and interest rate futures contracts and options, it may be required to segregate cash and other appropriate assets or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets. See "Investment Strategies" in the SAI.

INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Each Fund, other than the Equity Fund and the Short/Intermediate Bond Fund, also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly.

Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the 1940 Act. These limit each such Fund so that: (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent or Adviser, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES. Each Fund (except the Money Market Funds) may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from the borrower. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Adviser, the Portfolio Management Agent or the Distributor.

MORTGAGE-RELATED SECURITIES. The Equity Funds, the Bond Fund, the Short/Intermediate Bond Fund and the Intermediate Government Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations.


Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.





MUNICIPAL LEASES. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may each invest in municipal leases, which are generally participations in intermediate- and short-term debt obligations issued by municipalities and consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. Municipal lease obligations may be considered illiquid securities and may be subject to each Fund's 15% limitation on such investments. See "Investment Strategies - Municipal Leases" in the SAI.

MUNICIPAL OBLIGATIONS. The Balanced Fund, the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-Exempt Money Market Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.



The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund and which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Certain other of the municipal obligations in which the Funds may invest are:

         TANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in tax anticipation notes ("TANs"). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in bond anticipation notes ("BANs"). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may invest in revenue anticipation notes ("RANs"). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

See "Investment Strategies" in the SAI.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

The Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund, the Short/Intermediate Bond Fund and the Money Market Funds) of the Fund's net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors).

SECURITIES WITH PUTS. In order to maintain liquidity, the Equity Funds, the Tax-Exempt Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Intermediate Government Bond Fund, and the Money Market Funds may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent or Adviser present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

STAND-BY COMMITMENTS. The Balanced Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may acquire "stand-by commitments" with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.


U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in U.S. Government Obligations, which consist of bills, notes and bonds issued by the U.S.
Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.


U.S. GOVERNMENT SECURITIES. Each of the Funds may invest in U.S. Government Securities. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. The U.S. Government Securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

WARRANTS. The Equity Funds and the Convertible Securities Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES. Each Fund may purchase securities (including securities issued pursuant to an initial public offering) on a "when-issued," "delayed delivery" or "forward commitment" basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will make a commitment to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The Funds do not earn income on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and Government Securities may be sold in this manner.

ZERO COUPON SECURITIES. Each of the Funds other than the Convertible Securities Fund and the Money Market Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The International Fund and the Money Market Funds may invest in other types of related zero coupon securities commonly known as "stripped" securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Stripped securities also may be issued by corporations and municipalities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments.

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero coupon security must include a portion of the original issue discount of the security as income. Because of this, zero coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Portfolio Management Agent or Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
HARRIS INVESTMENT MANAGEMENT, INC.
190 South LaSalle Street
Chicago, Illinois 60603

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND DISTRIBUTOR
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad & Chestnut Streets
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
[  ]

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
Chicago, Illinois 60602-4207

HARRIS INSIGHT HEMISPHERE FREE TRADE FUND


HARRIS INSIGHT(R) FUNDS
60 State Street, Suite 1300, Boston, Massachusetts 02109
Telephone: (800) 982-8782

     HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"), currently offers shares representing interests in seven mutual funds. This Prospectus describes two classes of shares, Class A Shares and Institutional Shares, of the Company's Harris Insight Hemisphere Free Trade Fund (the "Fund"), a global fund investing in equity securities, fixed income securities and/or cash equivalents of issuers in Canada, Mexico and the United States. The Fund's investment objective is to provide capital appreciation. Current income is a secondary objective.

     Harris Trust and Savings Bank ("Harris Trust" or the "Investment Adviser") is the Fund's investment adviser and Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") acts as the Fund's portfolio management agent. Jones Heward Investment Counsel Inc., a subsidiary of Bank of Montreal, and Bancomer Asesora de Fondos, S.A. de C.V., a subsidiary of Casa de Bolsa Bancomer, S.A. de C.V. ("Investment Sub-Advisers") act as investment sub-advisers to the Fund. Shares of the Fund are offered by Funds Distributor, Inc., the distributor of the Company's Shares.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Please read and retain it for future reference. A Statement of Additional Information dated May 1, 1997, containing more detailed information about the Fund has been filed with the Securities and Exchange Commission (the "Commission") and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund. Separate Prospectuses for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Company at the address and telephone number printed above.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY HARRIS TRUST AND SAVINGS BANK, OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                               ------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 1997



                                       1


TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Expense Table ..........................................................
Highlights .............................................................
Financial Highlights ...................................................
Investment Objectives and Policies .....................................
Investment Strategies ..................................................
Investment Limitations .................................................
Management .............................................................
Determination of Net Asset Value .......................................
Purchase of Shares .....................................................
Redemption of Shares ...................................................
Service Plan ...........................................................
Dividends and Distributions ............................................
Taxes ..................................................................
Account Services .......................................................
Organization and Capital Stock .........................................
Reports to Shareholders ................................................
Calculation of Yield and Total Return ..................................


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND/OR IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.




                                       2


EXPENSE TABLE

Expenses and fees payable by Class A and Institutional shareholders are summarized in this table and presented as a percentage of average net assets.


     The  following  table  illustrates   information   concerning   shareholder
transaction expenses and annual Fund operating expenses for Class A and Institutional Shares of the Fund. Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of a Fund. Annual operating expenses are factored into the Fund's share price and are not charged directly to shareholder accounts.


                                                               CLASS A       INSTITUTIONAL
                                                               SHARES           SHARES
                                                               ------           ------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                          4.50%              None


ANNUAL FUND OPERATING EXPENSES*:
(as a percentage of average net assets)
Advisory Fees (after fee waivers)+                                .%                .%
Rule 12b-1 Fees                                                   .%                None
Other Expenses (after expense reimbursements)+                    .%                .%
                                                                ----              ----
Total Fund Operating Expenses (after fee
waivers and expense reimbursements)+                               %                 %
                                                                ====              ====

------------------------
*. Customers of a financial institution, such as Harris Trust , may also be charged certain fees and expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (such as personal trust, estate settlement, advisory and custodian services).

+Without any fee waivers and expense reimbursements, advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 1996 for the Fund would have been ___%, ___% and ___%, respectively. Expenses are based on amounts incurred during the most recent fiscal year.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:

                                               CLASS A         INSTITUTIONAL
                                               SHARES             SHARES
                                               ------             ------


     1 year                                       $                  $
     3 years                                      $                  $
     5 years                                      $                  $
     10 years                                     $                  $

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."


                                       3


HIGHLIGHTS

At least 65% of the Fund's assets will be invested in companies that the Portfolio Management Agent and/or Sub-Advisers believe will benefit from increased trade opportunities among Canada, Mexico and the United States.

     HARRIS INSIGHT HEMISPHERE FREE TRADE FUND seeks to provide capital appreciation and, secondarily, current income by investing, under normal circumstances, at least 20% of its assets in equity securities, fixed income securities and/or cash equivalents of issuers in each of Canada and Mexico and at least 30% of its assets in such securities of issuers in the United States. Under normal circumstances, the Fund will limit its investment in securities of issuers in each of Canada, Mexico and the United States to no more than 40%, 40% and 60%, of its assets, respectively. Under normal circumstances, the Fund will invest at least 65% of its assets in companies which the Portfolio Management Agent and/or Investment Sub-Advisers believe will benefit from increased trade opportunities among Canada, Mexico and the United States.

WHO MANAGES THE FUND'S INVESTMENTS?


Harris Investment Management, Inc. determines the portions of the portfolio to be allocated among issuers in Canada, Mexico and the United States.

     Harris Trust and Savings Bank is the investment adviser for the Fund. Harris Trust and its affiliates have provided investment management services to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of December 31, 1996, assets under management totaled approximately $__ billion.

     Harris Investment Management, Inc. provides daily portfolio management services to the Fund. HIM determines the portions of the portfolio to be allocated among issuers in Canada, Mexico and the United States. HIM also selects and manages the U.S. securities in which the Fund invests. HIM and its predecessors have managed client assets for over 80 years. As of December 31, 1996, HIM had a staff of __, including __ professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. At that date, assets under management were approximately $__ billion. Harris Trust and HIM are subsidiaries of Harris Bankcorp, Inc., which in turn is a subsidiary of Bank of Montreal. See page __.

     Jones Heward Investment Counsel Inc. ("JHICI") and Bancomer Asesora de Fondos, S.A. de C.V. ("Bancomer") serve as Investment Sub-Advisers to the Fund. JHICI selects and manages the Canadian securities in which the Fund invests and Bancomer selects and manages the Mexican securities in which the Fund invests. JHICI is a subsidiary of Bank of Montreal. Bancomer is a subsidiary of Casa de Bolsa Bancomer, S.A. de C.V. See page __.


WHAT ADVANTAGES DOES THE FUND OFFER?


     The Fund is designed for individual and institutional investors. An investment in shares of the Fund gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities and relief from bookkeeping, safekeeping of securities and other administrative details.


WHEN ARE DIVIDENDS PAID?


     Dividends from the Fund are paid annually. Any capital gains distributions will be paid at least annually. See page __.



                                       4


HOW ARE SHARES REDEEMED?


     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Sub-Transfer Agent, or through any Service Agent. See page __.


WHAT RISKS ARE ASSOCIATED WITH THE FUND?


The Fund's performance and price per share changes daily based on many factors, including economic, market and exchange rate factors.

     The Fund's performance and price per share changes daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. The Fund seeks to achieve its investment objective through investments in securities of foreign issuers that involve risks not typically associated with U.S. issuers. There is no assurance that the Fund will achieve its investment objective. See "Investment Strategies."


FINANCIAL HIGHLIGHTS


     The following financial highlights represent selected data for a single outstanding Share of the Fund for the period shown. This information has been audited by _________, independent accountants. The Fund's financial statements for the year ended December 31, 1996 and independent accountants' report thereon are included in the Fund's Annual Report and are incorporated by reference into (are legally a part of) the Fund's Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report, which may be obtained from the Harris Insight Funds without charge.

[Financial Highlights Table]



INVESTMENT OBJECTIVES AND POLICIES

This section describes some of the securities that the Fund may purchase and certain investment techniques that may be used to pursue its investment objectives.


     The investment objective of the Fund is to provide investors with capital appreciation. Current income is a secondary objective. Although the allocations among countries will vary, under normal circumstances the Fund will invest in equity securities, fixed income securities and/or cash equivalents and will invest at least 20% of its assets in securities of issuers in each of Canada and Mexico and at least 30% of its assets in securities of issuers in the United States. Under normal circumstances, the Fund will limit its investments in securities of issuers in each of Canada, Mexico and the United States to no more than 40%, 40% and 60% of its assets, respectively. Under normal circumstances, the Fund will invest at least 65% of its assets in companies which the Portfolio Management Agent and/or Investment Sub-Advisers believe will benefit from increased trade opportunities among Canada, Mexico and the United States.


It is anticipated that investments will be spread among equities, fixed income securities and/or cash equivalents of issuers in Canada, Mexico and the United States.


     It is anticipated that investments will be spread among equity securities, fixed income securities or cash equivalents of issuers in Canada and Mexico, as well as in the United States. Investments may include securities of companies of varying sizes, measured by assets, sales or capitalization. The Fund may invest in equity securities of established companies listed on U.S. or foreign securities exchanges or traded in over-the-counter markets. The selection of portfolio securities by the Portfolio Management Agent and/or Investment Sub-Advisers will emphasize companies which the Portfolio Management Agent and/or Investment Sub-Advisers believe will benefit from increased trade opportunities among Canada, Mexico and the United States. In selecting investments for the Fund, the Investment Adviser and Investment Sub-Advisers seek to identify sources of foreign income for companies, the types of goods and services sold and overall trade flows among Canada, Mexico and the United States. In selecting investments for the Fund, the Portfolio Management Agent and Investment Sub-Advisers will not hedge country or currency risk as part of the normal



                                       5


investment process. The relative performance of foreign currencies is an important factor in the Fund's performance.


     The Fund will be managed as a global portfolio. The Fund seeks to provide enhanced returns using a systematic, value-oriented approach to selecting securities issued in the United States, Canada and Mexico. The Portfolio Management Agent will use quantitative models to track various capital market factors and to identify undervalued and overvalued asset classes. The Portfolio Management Agent expects that under normal circumstances the Fund's average distribution of investments will be as follows: cash equivalents, 0-30%; bonds, 0-50%; and equity securities, 20-100%.


     The Fund may invest in U.S. and foreign debt securities, including fixed income securities of governments, government agencies, instrumentalities or political subdivisions; supranational agencies; corporate debt securities; bank or bank holding company debt securities; and other debt securities, including asset-backed securities and those securities convertible into common stock. Similarly, the Fund may invest in short-term obligations denominated in either U.S. or foreign currencies including, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations, government agency obligations, supranational agency obligations, corporate obligations, and repurchase agreements.

The Fund will limit its fixed income investments to those determined to be of investment grade quality by the Portfolio Management Agent and/or Investment Sub-Advisers.


     The Fund will limit its fixed income investments to securities considered to be investment grade quality (equivalent to securities rated within the four highest rating categories of Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Portfolio Management Agent and/or Investment Sub-Adviser to be of comparable quality based upon publicly available information and inquiries made of the issuing entities). Obligations rated in the lowest of the top four rating categories of ratings agencies in Canada, Mexico or the United States (equivalent to "BBB" by S&P or "Baa" by Moody's) may have certain speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade obligations. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the aggregate amount of such securities exceeds permissible limits. However, the Portfolio Management Agent or an Investment Sub-Adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interest of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

     Under adverse market, economic, political or currency conditions in North America or in the world generally, the Fund may assume a temporary defensive posture and without limitation hold cash and/or U.S. securities as determined by the Portfolio Management Agent.


Holdings of the Fund are continuously supervised and changes may be made if a security no longer seems to meet the objectives of the Fund.


     Securities owned by the Fund are kept under continuing supervision, and changes may be made whenever a security no longer seems to meet the objectives of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of the Fund's portfolio is considered a limiting factor on such changes. See "Investment Strategies -- Portfolio Turnover."



                                       6


INVESTMENT STRATEGIES

The Fund may invest in Canadian equity and fixed income securities.

     CANADIAN SECURITIES. The Fund may invest in Canadian securities, consisting of the following:

     CANADIAN  EQUITY  SECURITIES.  The  Fund  may  invest  in  Canadian  equity securities  consisting  of  equity  securities  issued  by  the  following:  (1)
companies organized under the laws of Canada or the securities of which are principally traded in Canada; (2) companies that derive at least 50% of their revenues from goods or services produced or provided in Canada or from sales made in Canada; or (3) issuers of depository shares for equity securities which are listed on the Toronto Stock Exchange, the Montreal Exchange, the Vancouver Stock Exchange, the Alberta Stock Exchange, the Winnipeg Stock Exchange or a recognized Canadian over-the-counter market.

     CANADIAN FIXED INCOME SECURITIES. The Fund may invest in fixed income securities of Canadian issuers consisting of: (1) debt securities issued or guaranteed by the Government of Canada or by the government of a province or municipality of Canada, their agencies or instrumentalities ("Canadian Government Securities"); (2) corporate obligations; (3) bank obligations, such as certificates of deposit, bankers' acceptances or time deposits; and (4) repurchase agreements.

     RISKS AND SPECIAL CONSIDERATIONS RELATING TO CANADIAN SECURITIES. JHICI and the Fund's Portfolio Management Agent believe that the Canadian dollar does not have the same level of risk relative to the United States dollar as the currencies of other countries outside the United States. The markets in which Canadian dollar-denominated instruments trade, for example, are generally more liquid than many other foreign markets, and share many characteristics with U.S. markets. The political system in Canada is also more stable than those in some other foreign countries, and the Canadian dollar historically has been less volatile than other currencies relative to the U.S. dollar.

     In the recent past, various governmental actions have been proposed in Canada that would recognize the Province of Quebec as having a distinct status within Canada. If adopted, such a governmental initiative could result in the withdrawal of Quebec as a part of Canada. The current uncertainty relating to the status of Quebec may have implications for the Canadian economy, as Quebec's withdrawal from Canada could have material adverse effects on the Canadian economy and the value of securities of Canadian issuers.

The relative performance of foreign currencies is an important factor in the Fund's performance.


     CURRENCY EXCHANGE RATES. The relative performance of foreign currencies is an important factor in the Fund's performance. The value of shares may change significantly when the Canadian dollar or Mexican peso strengthens or weakens against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be unpredictably affected by intervention by U.S. or foreign governments, central banks, or by currency controls or political developments in the United States or other countries.

The Fund may purchase instruments having a floating or variable rate of interest.


     FLOATING AND VARIABLE RATE INSTRUMENTS. The Fund may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

                                       7

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

Investment in foreign securities involves certain considerations not typically associated with investing in U.S. securities.

     FOREIGN SECURITIES. Investment in foreign securities involves certain considerations that are not typically associated with investing in U.S. securities. Investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political instability. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

The Fund will not invest more than 10% of the value of its net assets in securities that are considered illiquid.

     ILLIQUID SECURITIES. The Fund will not invest more than 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or an Investment Sub-Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available).


     The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Investment Adviser and Investment Sub-Advisers and approved by the Company's Board of Directors. The Board of Directors will monitor the Investment Adviser's and Investment Sub-Advisers' implementation of these guidelines on a periodic basis.


The Fund may invest in securities issued by other investment companies that invest primarily in securities of Canadian, Mexican or U.S. issuers.

     INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies that invest primarily in securities of Canadian, Mexican or U.S. issuers in which the Fund may invest directly. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit the Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     MEXICAN SECURITIES. The Fund may invest in Mexican securities, consisting of the following:



                                       8


     MEXICAN EQUITY SECURITIES. The Fund may invest in Mexican equity securities consisting of equity securities issued by the following: (1) companies organized under the laws of Mexico or the securities of which are principally traded in Mexico; (2) companies that derive at least 50% of their revenues from goods or services produced or provided in Mexico or from sales made in Mexico; or (3) issuers of depository shares for equity securities, which securities are listed on the Bolsa Mexicana de Valores, S.A. de C.V. (the "Mexican Exchange") or a recognized Mexican over-the-counter market.


     Under Mexican law, the Fund may generally acquire only equity securities listed on the Mexican Exchange or traded in a recognized Mexican over-the-counter market that are available for investment directly by foreigners. In general, foreign investment in a Mexican issuer is limited to a maximum of 49% of the issuer's capital stock, although more restrictive provisions may be contained in the company's corporate documents or may be provided by law in the case of companies engaged in certain industries. Securities of Mexican issuers available for foreign investment are generally issued as a separate class of either Series B voting stock, shares of which generally count toward any applicable percentage limitation on foreign investment, or Series N, Series L or Series C stock, shares of which are considered "neutral" shares providing foreign investors with monetary and economic rights, but not voting rights, with respect to the shares and which are not subject to any percentage limitations.


     Although foreigners, such as the Fund, may not directly acquire listed securities of a Mexican issuer reserved for Mexican nationals, foreigners may instruct a trust to acquire those shares for their accounts so long as the Mexican issuer has received proper authorization from the Mexican Ministry of Commerce. This type of trust, which is arranged with a Mexican bank, typically Nacional Financiera, SNC ("Nafin"), a Mexican government development finance bank, would acquire equity securities that have been determined to be appropriate for the Fund to purchase. Nafin would then issue Ordinary
Certificates of Participation ("CPOs") that represent the amount and kind of shares acquired by the trust on behalf of the Fund, but the Fund would have no voting rights with respect to those shares.


     The introduction of the sort of trust arrangement described above has resulted in the effective elimination of any differential in price between those shares of Mexican issuers reserved for Mexican nationals and shares that may be directly held by non-Mexicans. The Fund currently anticipates entering into such a trust arrangement with Nafin or another suitable Mexican bank.


     MEXICAN FIXED INCOME SECURITIES. The Fund may invest in Mexican fixed income securities consisting of the following:

The Fund may invest in Mexican government bonds and notes and government-backed bonds and notes.

     OBLIGATIONS OF MEXICAN GOVERNMENTAL ENTITIES. The Fund may invest in bonds and notes issued by the Mexican government and government-backed bonds and notes. These instruments are insured by the Mexican federal government and various federal instrumentalities. Mexican government debt instruments are frequently listed on stock exchanges but most trading is by authorized dealers in the Mexican secondary market. Peso-denominated debt obligations currently issued by the Mexican government in which the Fund may invest are limited to:
Cetes (Certificados de Tesoreria or Treasury Bills), Bondes (Bonos de Desarrollo or medium-term development bonds) and Ajustabonos (adjustable bonds).

The Fund may invest in "Brady Bonds" which are debt securities generally denominated in U.S. dollars.

     The Fund may also invest in "Brady Bonds." Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued with respect to new money being advanced by existing lenders in connection with the debt restructuring. Investors should recognize that Brady Bonds have been issued only


                                        9


recently, and accordingly do not have a long payment history. Brady Bonds issued to date generally have maturities of between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. A substantial portion of the Brady Bonds in which the Fund may invest are likely to be acquired at a discount which involves certain considerations discussed below under "Zero Coupon Securities."

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. These options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of the face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the then current six month LIBOR. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to the investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nation's reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U. S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

The Fund may invest in obligations of Mexican banks.

     OBLIGATIONS OF MEXICAN BANKS. The Fund is permitted to invest in bank bonds or "bonos bancarios," bills of exchange, certificates of deposit, time deposits and promissory notes issued by or guaranteed, as to payment of principal and interest, by Mexican banks. Bonos bancarios generally have maturities greater than one year. Bills of exchange are negotiable instruments, issued by Mexican private entities to finance current transactions, that generally mature within six months and that are accepted or endorsed by a bank and carry the bank's credit. Certificates of deposit are negotiable instruments issued by banks with maturities ranging from a few days to several years. These instruments are not generally insured or guaranteed by a Mexican governmental agency, but are obligations of the issuing banks. Promissory notes are negotiable instruments which generally have maximum maturities of 728 days. Certificates of deposit and promissory notes are usually issued at face value, pay interest periodically or at maturity, and are traded by dealers in the secondary market in Mexico. Peso-denominated money market instruments currently issued by Mexican banks in which the Fund may invest include: "pagares" (promissory notes), certificates of deposit and public bankers' acceptances.



                                       10


The Fund may invest in investment grade commercial paper issued by Mexican companies.

     OBLIGATIONS OF MEXICAN COMPANIES. The Fund may invest in commercial paper issued by Mexican companies and determined by Bancomer to be investment grade or better (equivalent to securities within the four highest rating categories of S&P or Moody's or, if unrated, of comparable quality). Generally, commercial paper issued by Mexican companies has a maturity of 28 days, although in some cases, it may have a maturity of up to 360 days. The Fund may also invest in "pagares de mediano plazo" or medium-term promissory notes which will generally have a maturity of three years. Although most Mexican commercial paper is peso-denominated, currently less than 5% of such commercial paper is "Papel comercial Indizado," which is denominated in pesos but includes a foreign exchange adjustment factor to its face value based on the foreign exchange rate of the peso at issuance and at maturity. The foreign exchange adjustment factor is intended to act as a partial hedge against the devaluation of the peso. The Fund may also invest in "obligaciones" or corporate debentures issued by Mexican companies. Obligaciones may be issued in secured (hipotecarias) or unsecured form (quirografarias). Obligaciones generally have one to seven year maturities
and  varying   amortization   schedules.

The Mexican government exercises significant influence over many aspects of the private sector in Mexico.

     RISKS AND SPECIAL CONSIDERATIONS RELATING TO MEXICAN SECURITIES. The Mexican government has exercised and continues to exercise a significant influence over many aspects of the private sector in Mexico. Mexican government actions concerning the economy could, for that reason, have an important effect on private sector entities and the Fund, as well as on market conditions for the equity securities of Mexican issuers and the market conditions and prices and yields of Mexican fixed income securities. The value of the Fund's underlying investments in Mexico may be affected by changes in inflation, foreign exchange rates, interest rates, expropriation, taxation, social instability and other political, economic or diplomatic developments in Mexico. The Fund can provide no assurance that future developments in the Mexican economy, over which the Fund has no control, may not impair the Fund' s investment flexibility and operations.

     The Mexican securities markets are not as large or as active as the markets in certain other countries and Mexican equity and debt securities may be less liquid and subject to greater price volatility than securities of comparable issuers in other countries. The limited liquidity and potential trading volatility of the market for Mexican securities may affect the Fund's ability to acquire or dispose of those securities at a price and time that the Fund deems advantageous. As a result, in periods of rising market prices, the Fund may be unable to participate in price increases fully to the extent that it is unable to acquire desired positions quickly; the Fund's inability in declining markets to dispose fully and promptly of positions may conversely cause its net asset value to decline as the value of unsold positions is marked to lower prices.

     Certain sectors of the Mexican economy such as oil, gas, electricity and railroads are reserved to the Mexican national patrimony, and equity investments in those sectors currently are not permitted. Under Mexican law, Petroleos Mexicanos, S.A. ("Pemex") may not issue equity securities and is the only entity permitted to engage in oil, gas and most basic petrochemical-related activities in Mexico.


The  Portfolio   Management  Agent  and  Investment   Sub-Advisers  monitor  the
creditworthiness of issuers of master demand notes on an ongoing basis.


     OTHER SHORT-TERM CORPORATE OBLIGATIONS INCLUDING VARIABLE AMOUNT MASTER DEMAND NOTES. The Fund may invest in convertible and non-convertible debt securities of U.S. corporations and of foreign corporations and governments that are denominated in and pay interest in U.S. dollars, consisting of notes, bonds and debentures that are rated "Baa" or better by Moody's or "BBB" or better by S&P, and in variable amount master demand notes. Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. The Portfolio Management Agent and Investment Sub-Advisers monitor the creditworthiness of issuers of master


                                       11


demand notes on an ongoing basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes.


     PORTFOLIO TURNOVER. High portfolio turnover rates can result in corresponding increases in brokerage commissions and other transaction costs, which are borne directly by the Fund, and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The Portfolio Management Agent and Investment Sub-Advisers will not consider the rate of portfolio turnover a limiting factor in making investment decisions consistent with the Fund's investment objective and policies.


The Fund may invest in repurchase agreements.

     REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account the value of the collateral held pursuant to the repurchase agreement at not less than the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     The Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

     UNITED STATES EQUITY SECURITIES. The Fund may invest in United States equity securities consisting of equity securities issued by the following: (1) companies organized under the laws of the United States or the securities of which are principally traded in the United States and (2) companies that derive at least 50% of their revenues from goods or services produced or provided in the United States or from sales made in the United States.

     U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities and payment of interest.

     U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS. Obligations of U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

The Fund may invest up to 5% of its net assets in warrants.

     WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

     WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell


                                       12


them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued bas is can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

     The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of the Fund's commitments.

The Fund may invest in debt obligations that do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount.

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount. The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities (which are not issued or guaranteed by the U.S. Government) may be created by separating the interest and principal component of U.S. Government Obligations or securities issued by private corporate issuers. In addition, the Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed to be income to the Fund each year. Because imputed income must be paid to shareholders annually, the Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by the Fund may increase its expense ratio and decrease its rate of return.

INVESTMENT LIMITATIONS


     Unless otherwise noted, the foregoing investment objectives and related policies and activities of the Fund are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


This paragraph outlines the Fund's policies that may be changed only by a majority vote of shareholders.

     As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, the Fund may not: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that it may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that the Fund may make loans of portfolio securities, and invest up to 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. The Fund considers the securities of foreign


                                       13


governments and supra-national entities to be separate industries for purposes of the 25% asset limits on investments in the securities of issuers conducting their principal business activity in the same industry.

MANAGEMENT

     The Board of Directors has overall responsibility for the conduct of the affairs of the Fund and Company. The members of the Board and their principal occupations are as follows:

BOARD OF DIRECTORS


     C. Gary Gerst               Chairman of the  Board of  Directors;  Chairman
                                    Emeritus,   LaSalle   Partners,  Ltd.  (real
                                    estate developer and manager).

     Edgar R. Fiedler            Senior  Fellow  and  Economic  Counsellor,  The
                                    Conference Board.


     John W. McCarter, Jr.       President  and  Chief  Executive  Officer,  The
                                    Field Museum of Natural History  (Chicago) ;
                                    Director  of W.W.  Grainger,  Inc.  and A.M.
                                    Castle, Inc.


     Ernest M. Roth              Consultant;  Retired  Senior Vice President and
                                    Chief Financial Officer, Commonwealth Edison
                                    Company.

INVESTMENT ADVISER


     The Fund has entered into an Advisory Contract with Harris Trust, located at 111 West Monroe Street, Chicago, Illinois. The Advisory Contract provides that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below). Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., organized in 1882, and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1996, Harris Trust had estimated assets under management of more than $___ billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

     As of December 31, 1996, Harris Trust managed more than $___ billion in personal trust assets, and acted as custodian of more than $___ billion in assets.


     For its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.90% of the average daily net assets of the Fund. An advisory fee of 0.90% is higher than that paid by most mutual funds.

PORTFOLIO MANAGEMENT AGENT



                                       14



The  Portfolio   Management  Agent,  Harris  Investment   Management,   provides
investment expertise to various portfolios and manages over $ billion in assets.



     Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc., located at 190 South LaSalle Street, Chicago, Illinois. Under the Portfolio Management Contract, HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Fund. For the services provided by HIM, Harris Trust pays HIM the advisory fees it receives from the Fund. As of December 31, 1996, HIM managed an estimated $__ billion in assets. HIM determines the allocation of the Fund's assets among issuers in Canada, Mexico and the United States. HIM also selects and manages the U.S. securities in which the Fund invests and is responsible for the supervision and oversight of the Investment Sub-Advisers' performance. HIM and its predecessors have managed client assets for over 80 years. As of December 31, 1996, HIM had a staff of__ , including __ professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios.
HIM is a subsidiary of Harris Bankcorp, Inc.


INVESTMENT SUB-ADVISERS

JHICI selects and manages the Canadian securities and Bancomer selects and manages the Mexican securities.


     Jones Heward  Investment  Counsel Inc.  ("JHICI")  and Bancomer  Asesora de
Fondos, S.A. de C.V. ("Bancomer") have each entered into an Investment Sub-Advisory Agreement (each an "Investment Sub-Advisory Contract") with HIM. JHICI selects and manages the Canadian securities in which the Fund invests and Bancomer selects and manages the Mexican securities in which the Fund invests. JHICI is a Canadian corporation which was established in 1982. JHICI is a subsidiary of Bank of Montreal and as of December 31, 1996, assets under management were approximately $__ billion (Canadian). Bancomer is a Mexican corporation which was established in 1994. Bancomer is a wholly-owned subsidiary of Casa de Bolsa Bancomer, S.A. de C.V., which is a wholly-owned subsidiary of Grupo Financiero Bancomer, S.A. de C.V., a Mexican financial services holding company. Neither JHICI nor Bancomer has previously acted as an investment adviser to a U.S. registered investment company.


     For their services under their respective Investment Sub-Advisory Contracts, HIM pays each of JHICI and Bancomer, from the advisory fees HIM receives from Harris Trust, a monthly fee at the annual rate of 0.375% of the first $25 million in average daily net assets of the Fund under its management, plus 0.325% of the next $25 million in such assets, plus 0.275% of the next $50 million in such net assets, plus 0.250% of such net assets in excess of $100 million.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that HIM, JHICI or Bancomer manage and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM, JHICI or Bancomer determine that a particular security should be bought or sold for the Fund and for other accounts managed by HIM, JHICI or Bancomer, each party undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT


     Many persons on the staffs of the Investment Adviser, Portfolio Management Agent and the Investment Sub-Advisers contribute to the investment management services provided to the Fund. The following persons, however, are primarily responsible for the day-to-day management of the portfolio of the Fund:

[Portfolio Manager Biographies]


GLASS-STEAGALL ACT

     The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling


                                       15


or distributing securities, although bank holding company subsidiaries such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

     It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contract, the Portfolio Management Contract and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Fund's shareholders that they approve a new agreement with another entity or entities qualified to perform such services and selected by the Board of Directors.


     To the extent permitted by the Commission, the Fund may pay brokerage commissions to certain affiliated persons. During the last fiscal year, the Fund did not pay commissions to such persons.


ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

     Harris Trust (the "Administrator") serves as the administrator of the Fund and in that capacity generally assists the Fund in all aspects of its administration and operation. Harris Trust also serves as the transfer and dividend disbursing agent of the Fund (the "Transfer Agent").

     The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. (the "Sub-Administrator"), pursuant to which the Sub-Administrator performs certain administrative services for the Fund. The Administrator has also entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting
Services Agent"). Under these Agreements, the Administrator compensates the Sub-Administrator and the Sub-Administrator and Accounting Services Agent for providing such services.

     The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. Under this Agreement, the Transfer Agent compensates the Sub-Transfer Agent for providing such services.

     PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Fund. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

     As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the portfolios of the Company and Harris Insight Funds Trust, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, the Fund pays a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburses the Custodian for various custody transactional expenses.


DISTRIBUTOR



                                       16



     Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Fund. Fees for services rendered by the Distributor will be paid for by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plan described below pursuant to a contractual arrangement between the Company and the Distributor and approved by the Board of Directors of the Company.

     See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Company's Investment Adviser, Portfolio Management Agent, Administrator, Custodian, Transfer Agent and Distributor.


EXPENSES


     Except for certain expenses borne by the Distributor, Harris Trust or HIM, the Company bears all costs of its operations, including the compensation of its directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Fund's custodian including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of directors' and shareholders' meetings; expenses relating to the issuance, registration and qualification of shares of the Fund; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to the Fund are borne by that Fund. Other general expenses of the Company are allocated among the investment portfolios of the Company in an equitable manner as determined by the Board of Directors.


DETERMINATION OF NET ASSET VALUE

The Fund's net asset value per share is determined daily.


     Net asset value per share for the Fund is determined on each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia (the "Fed") are open for trading (i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day). The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

     The net asset value per share of the Fund is determined at the close of regular trading on the NYSE on each day the Fund is open for business. The value of securities owned by the Fund (other than bonds purchased by the Fund and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Directors. Bonds purchased by the Fund are valued at the mean of



                                       17


the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Company's Board of Directors has determined that amortized cost valuation is fair value.

     The different expenses borne by each class of Shares will result in different net asset values and dividends. The per share net asset value of Class A Shares of the Fund generally will be lower than that of the Institutional Shares of the Fund because of the higher expenses borne by Class A Shares.

PURCHASE OF SHARES

Fund shares may be purchased any day the New York Stock Exchange and the Federal Reserve are open for business.


     Shares of the Fund may be purchased on any day the NYSE and the Fed are open for business through authorized broker/dealers, financial institutions and service agents with whom the Distributor has a selling agreement, including Harris Trust and HIM and their affiliates ("Institutions") on any day the Funds are open for business. Institutions are responsible for the prompt transmission to the Sub-Transfer Agent of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. The Company does not impose any minimum initial or subsequent investment limitations. Each Institution through which shares may be purchased ma y establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

     Depending upon the terms of the particular customer account, Institutions, including Harris Trust, HIM and their affiliates, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any related information received from financial institutions.

     The Company reserves the right to reject any purchase order. All funds net of sales charge with respect to Class A Shares, received from a share purchase will be invested in full and fractional shares at their offering price next determined after receipt of a purchase order by the Sub-Transfer Agent. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on page one of this Prospectus.

     Purchase orders for shares of the Fund received in good order by the Sub-Transfer Agent prior to the close of regular trading (4:00 P.M., Eastern time) on the NYSE will be executed at the offering price, which includes a sales charge for Class A Shares, next determined on that day. Orders placed directly with the Sub-Transfer Agent must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.


Although Class A Shares of the Fund are sold with a sales load of up to 4.50%, there are a number of ways to reduce the sales load.


     Class A Shares. When Class A Shares of the Fund are purchased through an Institution, the Distributor reallows to the Institution a portion of the sales charge to the Institution except as described below. No sales charge will be assessed on the reinvestment of distributions.


     Sales charges for Class A Shares of the Fund are as follows:

                                                                   SALES
                                                                  CHARGE       DEALER
                                                                  AS % OF     ALLOWANCE

                                       18



                                                         SALES  NET AMOUNT    AS % OF
                    AMOUNT OF PURCHASE                  CHARGE   INVESTED  OFFERING PRICE
                    ------------------                  ------   --------  --------------
Less than $100,000....................................   4.50%      4.71%        4.25%
$100,000 up to (but less than) $200,000...............   4.00       4.17         3.75
$200,000 up to (but less than) $400,000...............   3.50       3.63         3.25
$400,000 up to (but less than) $600,000...............   2.50       2.56         2.25
$600,000 up to (but less than) $800,000...............   2.00       2.04         1.75
$800,000 up to (but less than) $1,000,000.............   1.00       1.01         0.75
$1,000,000 and over...................................    .00        .00          .00


     No sales charge is assessed on Class A Shares that are purchased directly from the Funds (i.e., not purchased through an Institution). In addition, no sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account maintained (including a pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) any individual with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) any director, current or retired employee of Harris Bankcorp, Inc. or any of its affiliates or an immediate family member of such individual (spouses and children under 21); (e) any broker, dealer, or agent who has a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); and (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the non-money market funds of the Company with the total net asset value of Class A Shares currently being purchased or already owned of such funds to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Fund with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows an investor to purchase Class A Shares of the non-money market funds of the Company and Harris Insight Funds Trust, an affiliated investment company, over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned pursuant to the terms of the letter of such Fund. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

     INSTITUTIONAL SHARES. Institutional Shares are sold to fiduciary and discretionary accounts of institutions, "institutional investors," Directors, Trustees, officers and employees of the Company, the Trust, the Adviser, the Portfolio Management Agent, and the Distributorand the Adviser's investment advisory clients. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers; and broker/dealers acting for their own accounts or for the accounts of such institutional investors.


REDEMPTION OF SHARES


                                       19



Shares may be redeemed at their next determined net asset value after receipt of proper request by the Sub-Transfer Agent.

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Sub-Transfer Agent directly or through any Institution.

     The Company makes no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of the Fund and received by the Sub-Transfer Agent before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Sub-Transfer Agent prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

     Redemption orders for shares of the Fund that are received in good order by 4:00 P.M. (Eastern time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed only upon clearance of the shareholder's check used to purchase the Company's shares; such clearance may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.


REDEMPTION THROUGH INSTITUTIONS

Proceeds of a redemption made through an authorized Institution will be credited to the shareholder's account with the Institution.

     Proceeds of a redemption made through an authorized Institution will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts involuntarily on behalf of shareholders whose share balances fall below $500 in value unless this is due to a decline in the market value of the Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

SERVICE PLAN

Class A Shares of the Fund pay advertising and marketing expenses in addition to other shareholder servicing costs.


     Under its Service Plan, Class A Shares of the Fund bear the costs and expenses in connection with advertising and marketing the Fund's shares and pay the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of Class A Shares of the Fund. However, Harris Trust or HIM, from time to time in its sole discretion, may voluntarily bear the costs of such fees to certain Service Agents that would otherwise be borne by Class A Shares of the Fund. The Administrator, Sub-Administrators and the Distributor may act as Service Agents and receive fees under the Service Plan. In addition to the fees paid by Class A Shares of the Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures



                                       20


and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of Class A Shares of the Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the average daily net asset value of Class A Shares of the Fund (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plan, see "Management."

     Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding Class A Shares of the Fund; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Class A Shares of the Fund; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted to provide such services by applicable statute, rule or regulation.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays dividends annually.


     Dividends from net investment income of the Fund are declared and paid annually. The Fund's net capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and other distributions paid by the Fund with respect to its Class A and Institutional Shares are calculated at the same time. Dividends and distributions paid by the Fund are invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and statements of account are mailed approximately two business days after the dividend payment date. The Fund forwards to the Transfer Agent the monies for dividends to be paid in cash on the payment date.


TAXES


     UNITED STATES TAX. The Fund is treated as a separate entity for tax purposes and thus the provisions of the Code generally are applied to the Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code and to distribute to the shareholders of the Fund sufficient investment income and net realized capital gains of the Fund so that the Fund will not be subject to federal income taxes.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional Shares, regardless of how long the shareholder has held the Shares, and will not qualify for the dividends-received deductions of corporate shareholders.

     A taxable gain or loss may also be realized by a shareholder upon the redemption or exchange of Shares of the Fund depending on the tax basis of the Shares and their price at the time of the transaction.

     Any loss realized on a sale or exchange of Shares of the Fund will be disallowed to the extent Shares of the Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after the disposition of Shares.



                                       21


Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes.

     Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or other securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled (a) to credit their proportionate amount of such taxes against their U.S. federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.

If you have not furnished us with a correct tax identification number, you may be subject to a withholding of 31% of dividends and redemption proceeds.


     The Company will be required to withhold, subject to certain exemptions, currently at a rate of 31%, a portion of dividends paid or credited to individual shareholders and of redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Sub-Transfer Agent.


     CANADIAN TAX. Interest received by, or credited to, the Fund from Canadian sources will generally be subject to a 25% withholding tax in Canada. No Canadian withholding tax is applicable, however, to a debt obligation issued by the government of Canada a province of Canada or an agency of a province; a municipality in Canada certain corporations of which at least 90% of the shares are owned by a province or a Canadian municipality or an educational institution or hospital, if the repayment of principal and payment of interest with respect to the obligation is guaranteed by a province. In addition, interest payable to the Fund in a currency other than a Canadian currency is generally exempt from withholding taxes if the principal amount is deposited with a Canadian financial institution and is not repayable in Canadian currency, and the Fund deals at arms' length with the institution. The holder of certain Canadian debt obligations on which interest income has accrued, but has not been paid, may be deemed to have received the accrued interest and may be subject to a 25% withholding tax on the amount of the interest.

     Gains derived from the disposition of securities will generally be exempt from Canadian tax so long as the Fund does not carry on business in Canada. The mere holding of securities usually does not constitute doing business in Canada.

     MEXICAN TAX. Profits derived from the sale of equity securities listed on the Mexican Stock Exchange that are either directly available to foreign investors or only available to foreign investors through a trust are generally not subject to tax in Mexico. Gains from off-exchange transactions in both listed and unlisted equity securities are subject to a 20% withholding tax on the appreciated value of the equity securities at the time of sale. Dividends paid to the Fund by a company that has paid Mexican corporate tax are not subject to tax. In the event the company has not paid Mexican corporate tax, dividends paid by the company will be subject to a tax, which tax is payable by the company at a rate of 34% of the amount that results from multiplying the amount of the dividend by 1.515.

     Interest earned by the Fund from debt obligations that are listed on the Mexican Stock Exchange with the exceptions of debt obligations of the Mexican federal government, its agencies and instrumentalities, including money market instruments issued by the Mexican federal government, are generally subject to a withholding tax on the gross amount at a rate of 4.9%. Interest earned on unlisted debt securities is subject to a 15% to 21% withholding tax if the obligor is a credit institution and to a 35% withholding tax in all other cases. All these taxes are paid directly by the Fund and not its shareholders.



                                       22


ACCOUNT SERVICES


     Shareholders receive a statement of account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Company at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Fund.


ORGANIZATION AND CAPITAL STOCK


     The Company was incorporated in Maryland on September 16, 1987 as an open-end, diversified management investment company.

     The authorized capital stock of the Company consists of 10,000,000,000 Shares having a par value of $.001 per share. Currently the Company has seven portfolios in operation. The Board has authorized the Fund to issue two classes of shares. The Board has also authorized each of the three Harris Insight money market funds to issue three classes of Shares ( Class A, Class B and Institutional Shares). Each Harris Insight non-money market fund currently offers two classes of Shares (except for the Harris Insight Convertible Fund, which offers only one class of Shares). In the future, the Board of Directors may authorize the issuance of other classes of capital stock representing shares of additional investment portfolios. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting right s of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable.

      The Company may dispense with annual meetings of shareholders in any year in which Directors are not required to be elected by shareholders. The
Directors, when requested by holders of at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. The Company does not hold annual meetings of shareholders.

     As of _______, 1997, Harris Trust held of record ___ shares, equal to ___% of the outstanding shares of the Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner. From time to time, certain shareholders may own a large percentage of the Shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.


REPORTS TO SHAREHOLDERS


     The fiscal year of the Company ends on December 31. The Company sends to its shareholders a semi-annual report showing the investments by the Fund and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by the Company's independent accountants, is also sent to shareholders.


CALCULATION OF YIELD AND TOTAL RETURN

"Yield" refers to the amount of income generated over a 30-day period which is then "annualized."


                                       23


"Total return" shows what would have been earned over a specified period of time assuming payment of the maximum sales load and reinvestment of dividends and distributions less recurring fees.

     From time to time the Fund may advertise the yield and total return of each class of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. The yield of a class of the Fund refers to the income generated by an investment in that class of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment. The total return of a class of the Fund shows what an investment in that class of the Fund would have earned over a specified period of time (such as one, five or ten years, or the period of time since commencement of operations, if shorter) assuming the reinvestment of all distributions and dividends by the class of Fund shares on their reinvestment dates during the period less all recurring fees and, with respect to Class A Shares, the payment of the maximum sales load when the investment was first made. When the Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

     The Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.



                                       24



INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND                       SUB-ADMINISTRATOR
DISBURSING AGENT                                  AND DISTRIBUTOR
Harris Trust and Savings Bank                     Funds Distributor, Inc.
111 West Monroe Street                            60 State Street, Suite 1300
Chicago, Illinois 60603                           Boston, Massachusetts 02109

PORTFOLIO MANAGEMENT AGENT                        CUSTODIAN
Harris Investment Management, Inc.                PNC Bank, N.A.
190 South LaSalle Street                          Broad and Chestnut Streets
Chicago, Illinois 60603                           Philadelphia, Pennsylvania 19101

INVESTMENT SUB-ADVISERS                           INDEPENDENT ACCOUNTANTS
Jones Heward Investment
Counsel Inc.
77 King Street West
Suite 4200
P.O. Box 279
Toronto, Canada
Ontario M5K 1J5                                   LEGAL COUNSEL
                                                  Bell, Boyd & Lloyd
Bancomer Asesora de Fondos,                       Three First National Plaza
S.A. de C.V.                                      Chicago, Illinois 60602-4207
Av. Insurgentes Sur 1811
01020, Mexico, D.F.



SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809



                                       25




                             HARRIS INSIGHT(R) FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND


            60 State Street, Suite 1300, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         HT Insight Funds, Inc., doing business as (the "Company"), is an open-end, diversified management investment company that currently offers seven investment portfolios. This Prospectus describes the Company's Harris Insight Convertible Fund (the "Fund"). The Fund's investment objective is to provide investors with capital appreciation and current income.

         Harris Trust and Savings Bank ("Harris Trust" or the "Investment Adviser") is the investment adviser to the Fund and Harris Investment Management, Inc ("HIM" or the "Portfolio Management Agent") acts as the Fund's portfolio management agent. Shares of the Fund are offered by Funds Distributor, Inc., the Company's distributor.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Please read and retain it for future reference. A Statement of Additional Information dated May 1, 1997, containing more detailed information about the Fund has been filed with the Securities and Exchange Commission (the "Commission") and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund. Separate Prospectuses and Statements of Additional Information for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Company at the address and telephone number printed above.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY HARRIS TRUST AND SAVINGS BANK, OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 1997




                                TABLE OF CONTENTS




                                                                         PAGE
                                                                         ----
Expense Table...........................................................
Highlights..............................................................
Financial Highlights....................................................
Investment Objective and Policies.......................................
Investment Strategies...................................................
Management..............................................................
Determination of Net Asset Value........................................
Purchase of Shares......................................................
Redemption of Shares....................................................
Exchange Privilege......................................................
Service Plan............................................................
Dividends and Distributions.............................................
Federal Income Taxes....................................................
Account Services........................................................
Organization and Description of Shares..................................
Reports to Shareholders.................................................
Calculation of Yield and Total Return...................................


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND/OR IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.



                                       2



                                  EXPENSE TABLE



         The following table illustrates information concerning shareholder transaction expenses and annual Fund operating expenses for Shares of the Fund. Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of the Fund. Annual operating expenses are factored into the Fund's share price and are not charged directly to shareholder accounts.



SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases                              4.50%
ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets)
Advisory  Fees (after fee  waivers)+                                       %
Rule 12b-1 Fees                                                            %
Other  Expenses  (after expense
reimbursements)+                                                           %
Total Fund Operating Expenses (after fee                              ------
waivers and                                                                %
expense reimbursements)+                                              ======


-----------------------------------------------------------



         *Customers of a financial institution, such as Harris Trust, may also be charged certain fees and expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (such as, personal trust, estate settlement, advisory and custodian services).

         +Without any fee waivers and expense reimbursements, advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 1996 for the Fund would have been ___%, ___% and ___%, respectively. Expenses are based on amounts incurred during the most recent fiscal year.



                                       3


EXAMPLE

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:




1 year                                        $
3 years
5 years
10 years



THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."


                                       4


                                   HIGHLIGHTS


         The Harris Insight Convertible Fund seeks to provide capital appreciation and current income by investing, at least 65% of its assets in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks. See page __ below.


WHO MANAGES THE FUND'S INVESTMENTS?


         Harris Trust and Savings Bank is the investment adviser for the Fund. Harris Trust and its affiliates have provided investment management services to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of December 31, 1996, assets under management totaled approximately $__ billion. See page __.

         Harris Investment Management, Inc. provides daily portfolio management services for the Fund. HIM and its predecessors have managed client assets for over 80 years. As of December 31, 1996, HIM had a staff of __, including __ professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. At that date, assets under management were approximately $__ billion. See page __.

         Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc., which in turn is a subsidiary of Bank of Montreal.


WHAT ADVANTAGES DOES THE FUND OFFER?


         The Fund is designed for individual and institutional investors. An investment in shares of the Fund gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.


WHEN ARE DIVIDENDS PAID?


         Dividends  from  the  Fund  are  paid  quarterly.   Any  capital  gains
distributions will be paid annually. See page __.


HOW ARE SHARES REDEEMED?


         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Sub-Transfer Agent, or through any Service Agent. See page __.


WHAT RISKS ARE ASSOCIATED WITH THE FUND?



                                       5


         The Fund's performance and price per share changes daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. There is no assurance that the Fund will achieve its investment objective. See "Investment Strategies."


                              FINANCIAL HIGHLIGHTS



         The following financial highlights are derived from the financial statements of the Fund for the year ended December 31, 1996 and have been audited by ______, independent accountants. This information should be read in conjunction with the Fund's financial statements. These financial statements, along with the independent accountants' report thereon, are contained in the Company's Annual Report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report, which may be obtained from the Company without charge.

[FINANCIAL HIGHLIGHTS TABLE]


                        INVESTMENT OBJECTIVE AND POLICIES



         The investment objective of the Fund is to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest primarily in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. Convertible securities are initially selected from a universe of approximately 200 securities which are then assessed by HIM on the basis of strict fundamental factors. The Portfolio Management Agent ultimately constructs a portfolio of 25 to 100 convertible securities. The Portfolio Management Agent purchases securities in an effort to establish the proper mix of convertible securities which are positioned to benefit from yield discrepancies, variations in the creditworthiness of issuers, and changes in economic conditions and the outlook for particular companies. The Fund also seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.

         Under normal market conditions, the Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations which securities are rated "B" or better by Standard &



                                       6




Poor's ("S&P"), "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service ("Moody's") or the equivalent rating from another nationally recognized statistical rating organization at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield securities," commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.

         The Fund may also invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Fund may invest: up to 10% of its total assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.


         In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Fund will continue to seek current income but will put less emphasis on capital appreciation.

         RISK FACTORS AND OTHER CONSIDERATIONS RELATING TO LOW-RATED AND COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.



                                        7


         The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than those of higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

         The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities, diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Company's Board of Directors to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

         A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

         The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Fund, it also relies on its independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

         An issue of securities held by the Fund may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P or another nationally recognized statistical rating organization might not change their ratings in a particular issue in a timely manner to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although the Portfolio Management Agent will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by such rating


                                       8


organization for securities may change as a result of changes in the ratings systems or due to corporate reorganization of such rating organization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Statement of Additional Information.


         During the most recent fiscal year, the average monthly dollar-weighted market value of the Fund's portfolio securities, including corporate bonds and commercial paper, was rated as follows: AA, %; A, %; BBB/Baa, %; BB/Ba, %; B, %.


                                 --------------

         Portfolio securities of the Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of the Fund's portfolio is considered a limiting factor on such changes.

                                 --------------

         The Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that are permitted by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund.

                              INVESTMENT STRATEGIES


         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Appropriate ratings for the convertible securities purchased by the Fund are provided under "Investment Objective and Policies." Because convertible securities have the characteristics of both fixed-income securities and common stock, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are


                                       9


senior securities offering a stated dividend rate. Convertible securities will at time be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for both producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.


         FLOATING AND VARIABLE RATE INSTRUMENTS. The Fund may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN SECURITIES. The Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to



                                       10


different accounting, auditing and recordkeeping requirements than domestic banks. The Fund may invest in certain dollar-denominated foreign securities convertible into common stock of domestic corporations.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

         ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Company's Board of Directors. The Board of Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

         OPTIONS. The Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

         See "Investment Strategies" in the Statement of Additional Information.


         INVERSE FLOATING RATE OBLIGATIONS. The Fund may invest in so called "inverse floating rate obligations" or "residual interest" bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect


                                       11


of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.


         INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, the Fund may invest in securities issued by investment companies that invest from short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Securities of investment companies may be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit the Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's


                                       12


portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.



         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.


         The Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.



                                       13


         U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

         U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS. Obligations of U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.


         WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.


         WHEN-ISSUED SECURITIES. The Fund may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

                             INVESTMENT LIMITATIONS


         Unless otherwise noted, the Fund's investment objective and related policies and activities of the Fund are not fundamental and may be changed only by the Board of Directors of the Company without the approval of shareholders, provided that, the policy relating to investment company securities is a fundamental investment policy. If there is a


                                       14


change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

         As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, the Fund may not: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that the Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that the Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Fund considers the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

                                   MANAGEMENT

         The Board of Directors has overall responsibility for the conduct of the affairs of the Fund and Company. Each individual listed below is a member of the Company's Board of Directors. The principal occupation of each individual is also listed below.



                                       15



                               BOARD OF DIRECTORS


C. Gary Gerst                  Chairman  of the  Board  of  Directors;  Chairman
                               Emeritus, LaSalle Partners, Ltd. (real estate developer and manager).

Edgar R. Fiedler               Senior  Fellow  and  Economic   Counsellor,   The
                               Conference Board.

John W. McCarter, Jr.          President and Chief Executive Officer,  The Field
                               Museum of Natural History (Chicago);  Director of
                               W.W. Grainger, Inc. and A.M. Castle, Inc.


Ernest M. Roth                 Consultant;  Retired  Senior Vice  President  and
                               Chief  Financial  Officer,   Commonwealth  Edison
                               Company.

INVESTMENT ADVISER



         The Fund has entered into an Advisory Contract with Harris Trust. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1996, Harris Trust had assets of more than $__ billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

         As of December 31, 1996, Harris Trust managed more than $__ billion in personal trust assets, and acted as custodian of more than $__ billion in assets.


         With respect to the Fund, the Advisory Contract provides that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).


         For all its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fee at the annual rate of 0.70%, of the average daily net assets of the Fund. For the fiscal year ended December 31, 1996, Harris Trust waived [all of its advisory fees. Harris Trust expects to waive all of its advisory fees for the current fiscal year. However, Harris Trust may discontinue such fee waiver at any time in its sole discretion.]




                                       16


PORTFOLIO MANAGEMENT AGENT


         Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Fund. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Fund. As of December 31, 1996, HIM managed an estimated $__ billion in assets.


         Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for the Fund and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT


         Many persons on the staffs of the Investment Adviser and the Portfolio Management Agent contribute to the investment management services provided to the Fund. The following person, however, is primarily responsible for the day-to-day management of the portfolio of the Fund:

[Portfolio Manager Biography]


GLASS-STEAGALL ACT

         The  Glass-Steagall  Act,  among  other  things,   generally  prohibits
federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

         It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contract, the Portfolio Management Contract and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and


                                       17


their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board of Directors.

         To the extent permitted by the Commission, the Fund may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Fund.




ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

         Harris Trust (the "Administrator") serves as the administrator of the Fund and in that capacity generally assists the Fund in all aspects of its administration and operation. Harris Trust also serves as the transfer and dividend disbursing agent of the Fund (the "Transfer Agent").

         The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. (the "Sub-Administrator"), pursuant to which the Sub-Administrator performs certain administrative services for the Fund. The Administrator has also entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting
Services Agent"). Under these Agreements, the Administrator compensates the Sub-Administrator and the Sub-Administrator and Accounting Services Agent for providing such services.

         The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. Under this Agreement, the Transfer Agent compensates the Sub-Transfer Agent for providing such services.

         PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Fund. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the portfolios of the



                                       18



Company and Harris  Insight  Funds Trust,  payable  monthly at an annual rate of
 .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, the Fund pays a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburses the Custodian for various custody transactional expenses.


DISTRIBUTOR



         Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Fund. Fees for services rendered by the Distributor will be paid by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of the Fund, subject to the terms of the Service Plan described below, pursuant to contractual arrangements between the Company and the Distributor and approved by the Board of Directors of the Company.

         See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Fund's Investment Adviser, Portfolio Management Agent, Administrator, Custodian, Transfer Agent and Distributor.


EXPENSES


         Except for certain expenses borne by the Distributor, Harris Trust or HIM, the Company each bears all costs of its operations, including the compensation of its Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to the Service Plan; interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to the Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Fund's custodian including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings and meetings of Board of Directors; expenses relating to the issuance, registration and qualification of shares of the Fund; fees of pricing services; organizational expenses; and any



                                       19



extraordinary expenses. Expenses attributable to the Fund are borne by that Fund. Other general expenses of the Company are allocated among the investment portfolios of the Company in an equitable manner as determined by the Board of Directors.


                        DETERMINATION OF NET ASSET VALUE



         Net asset value per share for the Fund is determined on each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia (the "Fed") are open for trading (i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day). The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

         The net asset value per share of the Fund is determined at the close of regular trading on the NYSE on each day the Fund is open for business. The value of securities of the Fund (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event as well as in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by or under the direction of the Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Company's Board of Directors has determined that amortized cost valuation represents fair value.


                               PURCHASE OF SHARES



         Shares of the Fund may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will



                                       20



transmit purchase orders directly to the Sub-Transfer Agent. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.


         The Company reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Fund at the address and telephone number on the cover of this Prospectus.


         Purchase orders for shares of the Fund received in good order by the Sub-Transfer Agent prior to the close of regular trading (4:00 P.M., Eastern time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Sub-Transfer Agent must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.


         When shares of the Fund are purchased through an Institution, the Distributor reallows a portion of the sales charge to the Institution except as described below. No sales charge will be assessed on the reinvestment of distributions.



         Sales charges for shares of the Fund are as follows:


                                                Sales      Sales Charge as % of    Dealer Allowance as %
             Amount of Purchase                 Charge      Net Amount Invested       of Offering Price
             ------------------                 ------      -------------------       -----------------
Less than $100,000                              4.50%             4.71%                    4.25%
$100,000 up to (but less than) $200,000         4.00              4.17                     3.75
$200,000 up to (but less than) $400,000         3.50              3.63                     3.25
$400,000 up to (but less than) $600,000         2.50              2.56                     2.25
$600,000 up to (but less than) $800,000         2.00              2.04                     1.75
$800,000 up to (but less than) $1,000,000       1.00              1.01                     0.75
$1,000,000 and over                              .00               .00                      .00


         No sales charge is assessed on Class A Shares that are purchased directly from the Funds (i.e., not purchased through an Institution). In




                                       21



addition, no sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) any individual with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) any director, current or retired employee of Harris Bankcorp, Inc. or any of its affiliates or an immediate family member of such individual (spouses and children under 21); (e) any broker, dealer, or agent who has a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); and (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients.


         Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

         The Right of Accumulation allows an investor to combine the amount being invested in shares of the Fund, Class A Shares of the non-money market funds of the Harris Insight Funds Trust and the Company with the total net asset value of the Fund's shares and Class A Shares of such funds currently being purchased or already owned to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Fund with respect to all shares purchased thereafter.


         A Letter of Intent allows an investor to purchase shares of the Fund and Class A Shares of the non-money market funds of the Company and Harris Insight Funds Trust, an affiliated investment company, over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of the Fund's shares and Class A Shares of such funds already owned pursuant to the terms of the letter. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the



                                       22



period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.


                              REDEMPTION OF SHARES


         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Sub-Transfer Agent directly or through any Institution.


         There is no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of the Fund and received by the Sub-Transfer Agent before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Sub-Transfer Agent prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

         Redemption orders for the Fund that are received in good order by 4:00 P.M. (Eastern time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.


REDEMPTION THROUGH INSTITUTIONS

         Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

         Because of the high cost of maintaining small accounts, the Company with reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of the Fund's assets. Prior to such a redemption, a shareholder will be notified


                                       23


in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               EXCHANGE PRIVILEGE



         Shares of the Fund that have been held for seven days or more may be exchanged for Class A Shares of any other investment portfolio of the Company or Harris Insight Funds Trust in an identically registered account, provided the shares of the fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Shares of the Fund and Class A
Shares of non-money market funds of the Harris Insight Funds Trust and the Company may be exchanged for shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, shares of a Fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of the class of shares of the fund in which they were originally invested upon notification.


         Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares. The Company reserves the right to limit the number of times shares may be exchanged, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

                                  SERVICE PLAN



         Under the Fund's Service Plan, the Fund bears the costs and expenses in connection with advertising and marketing its shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's shares. However, Harris Trust or HIM, in lieu of the Fund, from time to time in its sole discretion, may voluntarily bear the costs of such fees to certain Service Agents. The Administrator, Sub-Administrators and the Distributor may act as Service Agents and receive fees under the Service Plan.


         In addition to the fees paid by the Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund


                                       24


by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plan, see "Management."

         Servicing activities provided by Service Agents to their customers investing in the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as the Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

                           DIVIDENDS AND DISTRIBUTIONS



         Dividends from net investment income of the Fund will be declared and paid quarterly. The Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by the Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and statements of account will be mailed approximately two business days after the payment date. The Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.


                              FEDERAL INCOME TAXES


         The Fund is treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally are applied to the Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code and to distribute to the shareholders of the Fund sufficient investment income and net realized capital gains of the Fund so that the Fund will not be subject to federal income taxes




                                       25



         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional Shares, regardless of how long the shareholder has held the Shares, and will not qualify for the dividends-received deductions of corporate shareholders.

         A taxable gain or loss may also be realized by shareholders in the Fund upon the redemption or transfer of Shares depending on the tax basis of the Shares and their price at the time of the transaction. Any loss realized on a sale or exchange of Shares of the Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the Shares.

         The Company will be required to withhold, subject to certain exemptions, a portion (currently, 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Sub-Transfer Agent.


                                ACCOUNT SERVICES


         Shareholders receive a statement of account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders an write or call the Company at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Fund.


                         ORGANIZATION AND CAPITAL STOCK


         The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 Shares having a par value of $.001 per Share. Currently, the Company has seven portfolios in operation. The Board has authorized each of the three Harris Insight money market funds to issue three classes of Shares (Class A, Class B and Institutional Shares). Each Harris Insight non-money market fund offers two classes of Shares (except the Fund, which offers only one class of Shares). In the future, the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio.


         All shares of the Company have equal voting rights and the shares of each will be voted in the aggregate, and not by class, except


                                       26


where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable.


         As of , Harris Trust held of record shares, equal to % of the outstanding shares of the Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner. From time to time, certain shareholders may own a large percentage of the Shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.


         The Company may dispense with annual meetings of shareholders in any year in which Directors are not required to be elected by shareholders. The Board of Directors of the Company, when requested by at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                             REPORTS TO SHAREHOLDERS

         The fiscal year of the Company ends on December 31. The Company will send to its shareholders a semi-annual report showing the investments held by the Fund and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

                      CALCULATION OF YIELD AND TOTAL RETURN

         From time to time the Fund may advertise its yield, tax-equivalent yield and "total return." "Total return" refers to the amount an investment in shares of the Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of the Fund shows what an investment in shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When the Fund compares its total return to that of other mutual


                                       27


funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

         The yield of the Fund refers to the income generated by an investment in shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

         The Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.




                                       28



INVESTMENT  ADVISER,  ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING
AGENT                                                     SUB-ADMINISTRATOR AND DISTRIBUTOR
Harris Trust and Savings Bank                             Funds Distributor, Inc.
111 West Monroe Street                                    60 State Street, Suite 1300
Chicago, Illinois 60603                                   Boston, Massachusetts 02109


PORTFOLIO MANAGEMENT AGENT                                CUSTODIAN
Harris Investment Management, Inc.                        PNC Bank, N.A.
190 South LaSalle Street                                  Broad and Chestnut Streets
Chicago, Illinois 60603                                   Philadelphia, Pennsylvania 19101


SUB-ADMINISTRATOR AND ACCOUNTING SERVICES AGENT,
INDEPENDENT ACCOUNTANTS SUB-TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway                                      LEGAL COUNSEL
Wilmington, Delaware 19809                                Bell, Boyd & Lloyd
                                                          Three First National Plaza
                                                          Chicago, Illinois 60602-4207


                                       29





                             HARRIS INSIGHT(R) FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

                                   May 1, 1997

         The Harris Insight Funds Trust (the "Trust") is an open-end, diversified management investment company that currently offers a selection of twelve investment portfolios. HT Insight Funds, Inc. d/b/a Harris Insight Funds (the "Company") is an open-end, diversified management investment company that currently offers a selection of seven investment portfolios. The twelve portfolios of the Trust and five of the seven portfolios of the Company (collectively, the "Funds") are detailed in this Statement of Additional Information. The investment objectives of the Funds are described in the Prospectus. See "Investment Objectives and Policies." The Funds are as follows:

       * Harris Insight International Fund (the "International Fund")
       * Harris Insight Small-Cap Opportunity Fund (the "Small-Cap Fund")
       * Harris Insight Small-Cap Value Fund (the "Small-Cap Value Fund")
       * Harris Insight Growth Fund (the "Growth Fund")
       * Harris Insight Equity Fund (the "Equity Fund")
       * Harris Insight Equity Income Fund (the "Equity Income Fund")
       * Harris Insight Index Fund (the "Index Fund")
       * Harris Insight Balanced Fund (the "Balanced Fund")
       * Harris Insight Convertible Securities Fund (the "Convertible Securities Fund")
       * Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt Fund")
       * Harris Insight Bond Fund (the "Bond Fund")
       * Harris Insight Intermediate Tax-Exempt Bond Fund (the "Intermediate Tax-Exempt Fund")
       * Harris Insight Short/Intermediate Bond Fund (the "Short/Intermediate Fund")
       * Harris Insight Intermediate Government Bond Fund (the "Government Fund")
       * Harris Insight Tax-Exempt Money Market Fund (the "Tax-Exempt Money Fund")
       * Harris Insight Money Market Fund (the "Money Fund")
       * Harris Insight Government Money Market Fund (the "Government Money Fund")


         Each of the Trust's twelve Funds has two classes of shares, Class A Shares and Institutional Shares. Each of the two Funds of the Company described in this Statement of Additional Information, the Equity Fund and the Short/Intermediate Fund, also have two classes of shares, Class A Shares and Institutional Shares. The remaining three Funds of the Company described in this Statement of Additional Information, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund (collectively, the "Money Market Funds") each have three classes of Shares, Class A, Class B and Institutional Shares.

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds' related Prospectuses dated May 1, 1997 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information


                                       1



contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's and the Trust's distributor, Funds Distributor, Inc., by writing or calling the Funds at the address or telephone number given above.



                                       2




                                TABLE OF CONTENTS


Investment Strategies                         Federal Income Taxes
Ratings                                       Capital Stock and
Investment Restrictions                              Beneficial Interest
Management                                    Other
Service Plans                                 Custodian
Calculation of Yield and Total Return         Independent Accountants
Determination of Net Asset Value              Financial Statements
Portfolio Transactions                        Appendix                     A-1





                                       3




                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional



                                       4




methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.


         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.


         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.


         FLOATING AND VARIABLE RATE OBLIGATIONS. Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") or Harris Trust and Savings Bank ("Harris Trust" or the "Investment Adviser") with respect to the Tax-Exempt Money Fund will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.


         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to


                                       5





the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         The International Fund may purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. (For example, if United Kingdom bonds yield 14% during a year when interest rates decline causing the bonds to appreciate by 5% and the pound rises 3% versus the dollar, then the annual total return of such bonds would be 22%. This example is illustrative only.) Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Fund's return.

         Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.


         FORWARD CONTRACTS. Forward Contracts may be entered into by the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Small-Cap Value Fund, the Index Fund, the International Fund and the Balanced Fund (collectively, the "Equity Funds") for hedging purposes as well as for non-hedging purposes. Forward Contracts may also be entered into for "cross hedging" as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. A Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, a Fund will realize



                                       6




profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The Equity Funds have established procedures consistent with statements by the Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.


         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. All Equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term United States Treasury Bonds, ten-year United States Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the



                                       7




Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.


         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash, U.S. government securities or other appropriate assets equal to the national market value of the underlying contract will be deposited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.


         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.


                                       8




         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Federal Income Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Portfolio Management Agent's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Portfolio Management Agent anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure below under "Index Futures Contracts and Options on Index Futures Contracts."

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the



                                       9




event of default by the issuer. Only banks that, in the opinion of the Portfolio Management Agent, or the Investment Adviser with respect to the Tax-Exempt Money Fund, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit backed investments.


         LOANS OF PORTFOLIO SECURITIES. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Trust, the Investment Adviser, the Portfolio Management Agent or the Distributor.

         MORTGAGE-RELATED SECURITIES. All Equity Funds, the Short/Intermediate Fund, the Bond Fund and the Government Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC").


         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in the Prospectus.

         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case


                                       10




may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Portfolio Management Agent believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation.


                                       11




However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Portfolio Management Agent will consider: (1) whether the lease can be canceled;
(2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and,
(5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS. As discussed in the applicable Prospectus, the Balanced Fund, the Short/Intermediate Fund, the Bond Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.


         The Short/Intermediate Fund, the Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may also invest in: (1) municipal bonds having a maturity at the time of issuance of up to 40 years that are rated at the date of purchase "Baa" or better by



                                       12



Moody's Investors Service ("Moody's") or "BBB" or better by Standard & Poor's ("S&P"); (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" OR "MIG 2" (or
"VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.


         PUT AND CALL OPTIONS. All Equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.


         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other appropriate assets in a segregated account with its custodian. A put option is "covered" if a Fund maintains cash, Treasury bills, or other appropriate assets with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.



                                       13




         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust and the Company have agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. A Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.


         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors or Board of Trustees, as the case may be.


         Certain of the Funds may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by a Fund, although a Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.


                                       14





         All Equity Funds, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value in the case of the Money Market Funds. Where a Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which the obligation is subject.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. All Equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Portfolio Management Agent anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later by purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.


         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by S&P or A or higher by Moody's, began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fund may utilize any such contracts and associated put and call options for which there is an active trading market.


                                       15





         Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which its futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with its custodian.


         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market.
Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call


                                       16




option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. A Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise price of the puts.


         Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a Fund has written an option on an industry or market segment index, it will segregate, escrow, or pledge "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. These stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of a Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of this amount in the case of industry or market segment index options. If at the close of business on any day the market value of the qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other appropriate assets equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, a Fund will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other appropriate assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or traded on the National Association of Securities Dealers Automated Quotation System against which the Equity Fund has not written a stock call option. However, if a Fund owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Fund in



                                       17




cash, Treasury bills or other appropriate assets in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.


         A Fund's successful use of index futures contracts and options on indices depends upon the Portfolio Management Agent's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See additional risk disclosure above under "Interest Rate Futures Contracts and Related Options".

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.


         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, PNC Bank, N.A. (the "Custodian") will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.


         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.


                                       18




         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.


         ZERO COUPON SECURITIES. A zero coupon security, which may be purchased by each of the Funds except the Convertible Securities Fund, is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the United States Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                    RATINGS



                                       19




         After purchase by the Funds, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require the Funds to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         No Fund may:
         (1) issue senior securities or borrow money (except that each Fund may borrow from banks up to 10% of the current value of such Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by such Fund while, with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, any such borrowing exists and, with respect to the remaining Funds, any aggregate borrowings in excess of 5% exist);

         (2) pledge or mortgage its assets (except that each Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that each Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) if such Fund is the Equity Fund, the Short/Intermediate Fund or a Money Market Fund, invest an amount in excess of 10% of the current value of such Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);


                                       20




         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except (i) with respect to the Short/Intermediate Fund, the Equity Fund and the Money Market Funds, stock index futures and options on stock indices, (ii) with respect to the International Fund, futures, options, options on futures and forward contracts, and (iii) with respect to the remaining Funds, futures, options and options on futures);

         (6) purchase securities on margin (except (i) with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts, and
(ii) with respect to the remaining Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in futures, options and options on futures) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or


         (9) if the Fund is the Short/Intermediate Fund, the Equity Fund or a Money Market Fund, purchase securities of other investment companies, except securities of certain money market funds in accordance with the respective Fund's investment objectives and policies and to the extent permissible under the Investment Company Act of 1940, as amended (the "1940 Act"), and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.


         In addition, the Money Market Funds may not write, purchase, or sell puts, calls, warrants or options or any combinations thereof, except that these Funds may purchase securities with put rights in order to maintain liquidity, nor may they purchase equity securities or securities convertible into equity securities, except as provided in investment restriction number 9.

         In addition, the Equity Fund may not invest in securities of companies that have been in business less than three years.

         In addition, the Short/Intermediate Fund may not invest more than 5% in securities of issuers that have been in business less than three years. (For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.)

         Each of the foregoing investment restrictions is a fundamental policy of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock and Beneficial Interest."



                                       21




         Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.



                                   MANAGEMENT

TRUSTEES, DIRECTORS AND OFFICERS
--------------------------------


         The principal occupations of the Trustees and executive officers of the Trust and the Directors and executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is 60 State Street, Suite 1300 Boston, Massachusetts 02109.

C. GARY GERST, Trustee and Director; Chairman of the Board of Directors and Chairman of the Board of Trustees - 11 South LaSalle Street, Chicago, Illinois 60603. Age [56]. Chairman Emeritus since 1993 and formerly Co-Chairman, LaSalle Partners Ltd. (real estate developer and manager). Director, Trustee or Partner, LaSalle Street Fund Inc., LaSalle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

EDGAR R. FIEDLER, Trustee and Director - 50114 Manley, Chapel Hill, North Carolina 27514. Age [65]. Senior Fellow and Economic Counsellor, The Conference Board ; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

JOHN W. McCARTER, JR., Trustee and Director - Roosevelt Road at Lakeshore Drive, Chicago, Illinois 60605. Age [57]. President and Chief Executive Officer, The Field Museum of Natural History since _____. Senior Vice President and former Director of Booz-Allen & Hamilton, Inc. (consulting firm) from _______ to April 1, 1997; Director of W.W. Grainger, Inc. and A.M. Castle, Inc.



                                       22




ERNEST M. ROTH, Trustee and Director - 205 Abingdon Avenue, Kenilworth, Illinois 60043. Age [67]. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.


RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Age [41]. Senior Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc. Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of Funds Distributor ("Premier Mutual"), and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse") and RCM Capital Management L.L.C. ("RCM") or their respective affiliates. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

JOHN E. PELLETIER, Vice President and Secretary. Age [32]. Senior Vice President and General Counsel of Funds Distributor, Inc. and Premier Mutual, and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus, Waterhouse and RCM or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel of The Boston Company Advisors, Inc. From August 1990 to February 1992, Mr. Pelletier was employed as an associate at Ropes & Gray.


         Trustees of the Trust and Directors of the Company receive from the Trust and the Company, respectively, an annual fee in addition to a fee for each Board of Trustees or Directors meeting, as the case may be, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company and paid by the Trust to the Trustees of the Trust for the fiscal year ended December 31, 1996:



                                Aggregate Compensation   Pension or Retirement      Estimated Annual
   Name of Person, Position      from the Company and   Benefit Accrued as Part      Benefits upon         Total Compensation
                                         Trust              of Fund Expenses           Retirement         from the Fund Complex*
------------------------------- ----------------------- ------------------------ ---------------------- -----------------------
Edgar R. Fiedler,                        $(1)                    None                    None                     $
Director

C. Gary Gerst,                            $                      None                    None                     $
Director

John W. McCarter, Jr.                     $                      None                    None                     $



                                       23





Director

Ernest M. Roth,                           $                      None                    None                     $
Director

--------------------------


*"Fund Complex" includes the Company and the Trust.

(1) For the period June 1988 through December 31, 1996, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $ pursuant to the Company's Deferred Compensation Plan for its independent Directors.



         As of ________________, the principal holders of each Fund of the Company and the Trust were as follows:


[PRINCIPAL SHAREHOLDER INFORMATION]


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.


         As of _______________, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the Company's Funds.

         As of _______________, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust's Funds.

         Investment Adviser and Portfolio Management Agent. Each of the Funds is advised by Harris Trust. With respect to the Tax-Exempt Money Fund, the Advisory Contract with Harris Trust provides that Harris Trust is responsible for all Fund purchase and sale transactions and that Harris Trust shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. With respect to Funds other than the Tax-Exempt Money Fund, Harris Trust has entered into Portfolio Management Contracts with HIM under which HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to such Funds. Under the Portfolio Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.


         Harris Trust or HIM provides to the Funds, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.


                                       24





         The Advisory Contract and the Portfolio Management Contract with respect to the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Small-Cap Value Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will continue in effect for a period of two years from February 23, 1996, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or the Portfolio Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


         With respect to the remaining Funds, the Advisory Contracts and, with respect to the remaining Funds other than the Tax-Exempt Money Fund, the Portfolio Management Contracts will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.


         Portfolio Management. The skilled teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and excellent informational resources.

         The money management philosophy that HIM employs focuses on two key points:

             * Active management is a key component of superior performance.
             * A systematic investment process may increase both consistency and levels of relative performance.

         Experience and creativity, combined with technological support, are most likely to result in successful investment decisions. HIM offers investors that powerful combination for managing their money. More importantly, instead of relying on individual stars to manage its mutual funds, HIM has established a strong professional team of seasoned portfolio managers and analysts. Together, they take a quantitatively-driven approach to investing, focusing on their investors' needs, concerns and investment goals.

         HIM is a leader in the application of analytic techniques used in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential.

         After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks which fail to meet HIM's hurdles are removed from further consideration.


                                       25



         Attractive  stocks  are  periodically   identified  and  added  to  the
portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with HIM's experienced research analysts, play a role throughout the process.

         HIM actively manages taxable and tax-exempt fixed income securities using a highly disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the best value and stand to benefit from anticipated changes in interest rates.

         Using quantitative models that attempt to ensure competitive results in both rising and falling markets, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models have the ability to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability, credit assessment and the impact to the overall portfolio.

         The following table shows the dollar amount of fees payable to the Investment Adviser for its services with respect to each Fund, the amount of fee that was waived by the Investment Adviser, if any, and the actual fee received by the Investment Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

[TABLE]

         Administrator. Harris Trust serves as the Funds' administrator ("Administrator") pursuant to Administration Agreements with the Company and the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("Funds Distributor") and Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC") (the "Sub-Administrators") on behalf of the Company and the Trust. Funds Distributor has agreed to furnish officers for the Company and the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission. PFPC has agreed to furnish officers for the Company and the Trust; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Company or the Trust.

         The following table shows the dollar amount of fees payable to the Administrator for its services with respect to each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fee received by the Administrator. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

[TABLE]


                                       26




         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company and with the Trust, as the case may be, pursuant to which it has the responsibility of distributing shares of the Funds.

         The following table shows the dollar amount of fees payable to the Distributor for its distribution services with respect to each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fee received by the Distributor for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

[TABLE]

         The following table shows the dollar amount of sales charges payable to the Distributor with respect to sales of Class A Shares of each Fund and the amount of sales charges retained by the Distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

[TABLE]

         Other Information Pertaining to Distribution, Administration, Sub-Administration, Custodian, Transfer Agency and Sub-Transfer Agency Agreements. Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to Transfer Agency Services Agreements with the Company and the Trust. The Transfer Agent has entered into Sub-Transfer Agency Services Agreements with PFPC (the "Sub-Transfer Agent") on behalf of the Company and the Trust. PFPC is an affiliate of PNC Bank, N.A., the Custodian for the Company and the Trust. PFPC and PNC Bank, N.A. are not affiliates of Funds Distributor, Harris Trust or HIM.


                                  SERVICE PLANS

         As indicated in the Prospectuses, the Funds have adopted Service Plans under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1"). With respect to the Money Market Funds, the Service Plans only relate to Class A and Class B Shares of each such Fund. With respect to the remaining Funds (the "Non-Money Market Funds"), the Service Plans only relate to Class A Shares of each such Fund. Each Service Plan has been adopted by the Board of Trustees or Directors, as the case may be, including a majority of the Trustees or Directors who were not "interested persons" (as defined by the 1940 Act) of the Trust or the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees" or "Qualified Directors", as the case may be). Each Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust or the Directors of the Company, as the case may be, and the Qualified Trustees or Directors. Agreements related to the Service Plans must also be approved by such vote of the Trustees or Directors and the Qualified Directors or Qualified Trustees. The Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the proper Fund, and no material


                                       27




amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust or Directors of the Company, as the case may be, and the Qualified Trustees or Directors.

         Each Service Plan requires that certain service providers furnish to the Trustees or Directors, as the case may be, and the Trustees or Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees or Directors who are not "interested persons" of the Trust or the Company, respectively, be made by such disinterested Trustees or Directors.

         Service Plan - Money Market Funds
         Each Money Market Fund has entered into an agreement with each institution ("Service Organization") which purchases Class A or Class B Shares on behalf of its customers ("Customers"). In the case of Class A Shares, the Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment of up to 0.35% (on an annualized basis) of the average daily net asset value of that Money Market Fund's Class A Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Money Market Fund's Distributor; (ii) processing dividend payments from the Money Market Fund on behalf of Customers;
(iii) providing information periodically to Customers showing their positions in the Money Market Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Money Market Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services. In addition, the Service Organization will provide assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of prospectuses, sales literature and advertising materials provided by the Distributor of shares.

         A Service Organization serving holders of Class B Shares of a Money Market Fund will provide the services set forth in (i), (v) and (vii) and may receive one or more of the services set forth in (ii), (iii), (iv) and (viii) above. In consideration of the services to be rendered under the Servicing Agreement with respect to Class B Shares, the Fund will pay the Service Organization up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B Shares held by the Service Organization.

         In addition, a Service Organization, at its option, may also provide to its holders of either Class A or Class B Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Money Market Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.


         The Money Market Funds do not currently offer Class B Shares for sale. There is no Service Plan in existence with respect to the Class C Shares (known herein as Institutional Shares) of the Money Market Funds.



                                       28



         Service Plan - Non-Money Market Funds
         Each Non-Money Market Fund (i.e. the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund) bears the costs and expenses in connection with advertising and marketing the Fund's Class A Shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets with respect to its Class A Shares.

         Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Non-Money Market Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as a Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         There is no Service Plan in existence with respect to the Institutional Shares of the Non-Money Market Funds.


         The following table shows Service Organization fees paid to Harris Trust with respect to each Fund. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


[TABLE]

                      CALCULATION OF YIELD AND TOTAL RETURN


         The Company makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 1996, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for Class A Shares and Institutional Shares of each of the Money Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base



                                       29




period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.


         The yields of Class A Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 1996, were ___% and ___% for the Government Money Fund, ___% and ____% for the Money Fund and ____% and ___% for the Tax-Exempt Money Fund. The effective yields for the same period were ___% and ___% for the Government Money Fund, ___% and ___% for the Money Fund and ___% and ___% for the Tax-Exempt Money Fund, respectively. Class A and Class B Shares of the Money Market Funds bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of Institutional Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Institutional Shares of the Money Market Funds. Class B Shares of the Money Market Funds had not been issued as of December 31, 1996.


         From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).


         A standardized "tax-equivalent yield" may be quoted for the Tax-Exempt Money Fund, the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 1996, the effective tax equivalent yield of the Class A Shares and Institutional Shares of the Tax-Exempt Money Fund, the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund were ____% and %, ___% and ____%, and ___% and ____%, respectively, based on a stated tax rate of 36%.

         The Trust or the Company, as the case may be, makes available 30-day yield quotations with respect to Class A Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.



                                       30





         The following table shows 30-day yields for the period ended December 31, 1996, for Class A Shares and Institutional Shares of the Non-Money Market
Funds:


[TABLE]

         The Trust or the Company, as the case may be, also makes available total return quotations for Class A and Institutional Shares of each of the Non-Money Market Funds.


         The following table shows average annual total return for the one year, five year and since inception periods ended December 31, 1996 for Class A Shares and Institutional Shares of the Non-Money Market Funds:


[TABLE]


         Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year and since inception periods ended December 31, 1996 for Class A Shares and Institutional Shares of the Non-Money Market Funds:


[TABLE]

         Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted


                                       31




numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

Performance of Common and Collective Trust Funds
------------------------------------------------


         The Convertible  Securities  Fund,  Intermediate  Government Bond Fund,
Small-Cap Value Fund Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, Index Fund, Small-Cap Opportunity Fund, Equity Income Fund, Growth Fund and International Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris Trust. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission and as appropriate. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.


                        DETERMINATION OF NET ASSET VALUE


         As described under "Determination of Net Asset Value" in the Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day , Good Friday, Memorial Day , Independence Day, Labor Day , Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").


         As also indicated under "Determination of Net Asset Value" in the Prospectuses, each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act ("Rule 2a-7"). The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method


                                       32




resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in securities determined by the Board of Directors to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7, however, provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Directors, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         The Trust or the Company, as the case may be, has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and the Company's Board of Directors, as the case may be, Harris Trust, with respect to the Tax-Exempt Money Fund, and HIM, with respect to all other Funds, are responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Harris Trust and HIM generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the fixed income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's


                                       33




portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company or the Trust are prohibited from dealing with the Company or the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.


         Harris Trust or HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, Harris Trust and/or HIM are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory and Portfolio Management Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom Harris Trust or HIM effect securities transactions for a Fund may be used by Harris Trust or HIM in servicing its other accounts, and not all of these services may be used by Harris Trust or HIM in connection with advising the Funds.

         The following table shows total brokerage commissions and the total dollar amount of transactions on which commissions were paid. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).


[TABLE]


         With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of transactions on which commissions were paid. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).


[TABLE]


         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID"). In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.


         In placing orders for portfolio securities of the Funds, HIM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to


                                       34





negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees and Board of Directors.

         Subject to the above considerations, HID may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust and the Directors of the Company, including a majority who are not "interested" Trustees or Directors, as the case may be, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES


         The Prospectuses describe generally the tax treatment of distributions by the Trust and the Company, as the case may be. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         Each Fund is treated as a separate entity for federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust or the Company as a whole.


         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Fund, the Intermediate Tax-Exempt



                                       35



Fund and the Tax-Exempt Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends."

         As described in the relevant Prospectus, certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         Each Fund (except the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the


                                       36





Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.


         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Small-Cap Value Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Small-Cap Value Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that a Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit a Fund's ability to write options.


         If, in the opinion of the Trust or the Company, as the case may be, ownership of its shares has or may become concentrated to an extent that could cause the Trust or the Company to be deemed a personal holding company within the meaning of the Code, the Trust or the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.


                      CAPITAL STOCK AND BENEFICIAL INTEREST

         The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share currently classified as follows:  "Government  Money Market Fund - Class A," consisting of
1,000,000,000 Shares, "Government Money Market Fund - Class B," consisting of 200,000,000 Shares, "Government Money Market Fund - Institutional Shares," consisting of 500,000,000 Shares, "Money Market Fund - Class A," consisting of 1,000,000,000 Shares, "Money Market Fund - Class B," consisting of 200,000,000 Shares, "Money Market Fund - Institutional Shares," consisting of 750,000,000 Shares, "Tax-Exempt Money Market Fund - Class A," consisting of 500,000,000
Shares,  "Tax-Exempt  Money Market Fund - Class B,"  consisting  of  200,000,000
Shares, "Tax-Exempt Money Market Fund - Institutional Shares," consisting of 1,000,000,000 Shares, "Class D," referred to as the Harris Insight Convertible Fund, consisting of 100,000,000 Shares, "Equity Fund - Class A," consisting of 100,000,000 Shares, "Equity Fund - Institutional Shares" consisting of
100,000,000  Shares,  "Short/Intermediate  Bond Fund - Class A,"  consisting  of
100,000,000 Shares, "Short/Intermediate Bond Fund - Institutional Shares," consisting of 100,000,000 Shares, "Class G," referred to as the Harris Insight Intermediate Municipal Income Fund, consisting of 50,000,000 Shares, "Prime Reserve Fund - Class A," consisting of 200,000,000 Shares, "Prime Reserve Fund - Class B," consisting of 700,000,000



                                       37




Shares, "Prime Reserve Fund - Institutional Shares," consisting of 300,000,000 Shares, "Hemisphere Free Trade Fund - Class A," consisting of 50,000,000 Shares and "Hemisphere Free Trade Fund Institutional Shares, consisting of 50,000,000 Shares.

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares, Class A Shares and Institutional Shares, for each of the twelve Funds of the Trust.


         Generally, all shares of the Trust and all shares of the Company have equal voting rights with other shares of the Trust or the Company, respectively, and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., election of Trustees or Directors and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's or the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's or the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust or the Company (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees or the Directors, as the case may be, in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust or the Company, as the case may be.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the


                                       38




Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Funds' custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

                             INDEPENDENT ACCOUNTANTS


         ____________- has been selected as the independent accountants for both the Trust and the Company. ___________ provides audit services and assistance and consultation in connection with review of certain Commission filings. ___________________'s address is ________________.

                              FINANCIAL STATEMENTS

         The Financial Statements for the year ended December 31, 1996 including the notes thereto, have been audited by _____________ and are incorporated by reference in the Statement of Additional Information from the Annual Report of the Company dated December 31, 1996.




                                       39




                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

                  AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                  AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  AA - Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                  BBB - Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

                  Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.


                  IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

                  SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                  SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.

Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

         Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             HARRIS INSIGHT(R) FUNDS
                    HARRIS INSIGHT HEMISPHERE FREE TRADE FUND


                       STATEMENT OF ADDITIONAL INFORMATION
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

                                   May 1, 1997

         The Harris Insight Hemisphere Free Trade Fund (the "Fund") is one of seven portfolios of HT Insight Funds, Inc., d/b/a Harris Insight Funds (the "Company"), an open-end, diversified management investment company. The investment objective of the Fund is described in the Prospectus. See "Investment Objectives and Policies."

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's Prospectus dated May 1, 1997 and any supplement thereto (the "Prospectus"). This Statement of Additional Information contains additional information that should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge from the Company's distributor, Funds Distributor, Inc., by writing or calling the Company at the address or telephone number given above.



                                TABLE OF CONTENTS

Investment Strategies......... 2             Capital Stock................. 20
Ratings....................... 9             Other......................... 21
Investment Restrictions....... 9             Custodian..................... 21
Management.................... 10            Independent Accountants....... 21
Service Plan.................. 14            Experts....................... 21
Calculation of Yield and                     Financial Statements.......... 21
  Total Return................ 15            Appendix...................... A-1
Determination of Net
  Asset Value ................ 16
Portfolio Transactions........ 16
Federal Income Taxes.......... 18






                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a fixed interest rate; convertible preferred stocks are senior securities offering a fixed dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for a specified number of the issuer's common shares at a stated price per share, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.


         Fixed income securities frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.


         FLOATING AND VARIABLE RATE OBLIGATIONS. The Investment Adviser, or Investment Sub-Adviser with respect to Canadian or Mexican securities, will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Company's custodian subject to a sub-custodian agreement approved by the Company between the bank and the Company's custodian.

         The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account the value of the collateral held pursuant to the repurchase agreement at not less than the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         The Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

         UNITED STATES GOVERNMENT OBLIGATIONS. United States Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations of the United States Government
agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.


         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Investment Adviser, or Investment Sub-Adviser with respect to Canadian or Mexican securities, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to 5% of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Investment Adviser, will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Investment Sub-Advisers or the Distributor.

         UNITED STATES MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. Mortgage-backed securities may be considered to be derivative instruments. CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities."


         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on Government National Mortgage Association ("GNMA") mortgage pass-through certificates is backed by the full faith and credit of the United States. Federal National Mortgage Association ("FNMA") guaranteed mortgage pass-through certificates and Federal Home Loan Mortgage Corporation ("FHLMC") participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         The Fund will invest in interest-only Government Stripped Mortgage-Backed Securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in the Fund not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so. The Fund will acquire Government Stripped Mortgage-Backed Securities only if a liquid secondary market for the securities exists at the time of acquisition.


         SECURITIES WITH PUTS. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its right thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. Where the Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.


         PUT AND CALL OPTIONS. The Fund may invest up to 5% of its net assets in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. Put and call options may be considered to be derivative instruments. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Fund may write put and call options on stocks only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other appropriate assets in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills, or other appropriate assets with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. The Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. The Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         The Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The Staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Company has agreed that, pending resolution of the issue, the Fund will treat such options and assets as subject to the Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.


         UNITED STATES ZERO COUPON SECURITIES. A zero coupon security, which may be purchased by the Fund, is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities are not obligations issued or guaranteed by the United States Government. Typically, a custodian bank or investment brokerage firm holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest
(cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly.

                                     RATINGS

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectus. However, the Company's Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         In addition to the fundamental investment limitations disclosed in the Fund's Prospectus, the Fund is subject to the investment limitations enumerated in this section which may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."

         The Fund may not:

         (1) issue senior securities or borrow money (except that the Fund may borrow from banks up to 10% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by the Fund while any such borrowing exists):

         (2) pledge or mortgage its assets (except that the Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that the Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except futures, options and options on futures);

         (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in futures, options and options on futures) or make short sales of securities;

         (6) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; or

         (7)  make  investments  for  the  purpose  of  exercising   control  or
management.

         In addition, the Fund may not invest more than 5% of the current value of its net assets in securities of issuers that have been in business less than three years. (For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.)

         Each of the foregoing investment restrictions is a fundamental policy of the Fund that may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."


         Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions.

                                   MANAGEMENT

DIRECTORS AND OFFICERS


         The principal occupations of the directors and executive officers of the Company for the past five years are listed below. The address of each, unless otherwise indicated, is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

C. GARY GERST, Director; Chairman of the Board of Directors - 11 South LaSalle Street, Chicago, Illinois 60603. Age [56]. Chairman Emeritus since 1993 and formerly Co-Chairman, LaSalle Partners Ltd. (real estate developer and manager). Director, Trustee or Partner, LaSalle Street Fund Inc., LaSalle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership

EDGAR R. FIEDLER, Director - 50114 Manley, Chapel Hill, North Carolina 25714. Age [65]. Senior Fellow and Economic Counsellor, The Conference Board; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

JOHN W. MCCARTER, JR., Director - Roosevelt Road at Lakeshore Drive, Chicago, Illinois 60605. Age [57]. President and Chief Executive Officer, The Field Museum of Natural History (Chicago) since ____. Senior Vice President and former Director of Booz-Allen & Hamilton, Inc. (consulting firm) from _____ to April 1, 1997; Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Director - 205 Abingdon Avenue, Kenilworth, Illinois 60043. Age [67]. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Age [41]. Senior Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc. Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of Funds Distributor ("Premier Mutual"), and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse") and RCM Capital Management L.L.C. ("RCM") or their respective affiliates. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

JOHN E. PELLETIER, Vice President and Secretary. Age [32]. Senior Vice President and General Counsel of Funds Distributor, Inc. and Premier Mutual, and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus, Waterhouse and RCM or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel of The Boston Company Advisors, Inc. From August 1990 to February 1992, Mr. Pelletier was employed as an associate at Ropes & Gray.

         Directors of the Company receive from the Company an annual fee in addition to a fee for each Board of Directors and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1996:

                                      Aggregate               Pension or                                       Total
                                    Compensation          Retirement Benefit            Estimated          Compensation
   Name of Person,                     from the             Accrued as Part          Annual Benefits       from the Fund
      Position                         Company              of Fund Expenses         upon Retirement          Complex*
------------------------------- ----------------------- ------------------------ ---------------------- -----------------------
C. Gary Gerst,                            $                      None                    None                     $
Chairman and Director

Edgar R. Fiedler,                       $ (1)                    None                    None                     $
Director

John W. McCarter, Jr.                     $                      None                    None                     $
Director

Ernest M. Roth,                           $                      None                    None                     $
Director

----------
* In addition to the Company, "Fund Complex" includes Harris Insight Funds Trust, an open-end management investment company.

(1) For the period June 1988 through December 31, 1996, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $____ pursuant to the Company's Deferred Compensation Plan for its independent Directors.

         As of _______, the principal holder[s] of the Fund was _____ who held of record _____ shares, equal to ___% of the outstanding shares of the Fund. The shareholder[s] described above has indicated that it holds its shares on behalf of various accounts and not as beneficial owner. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of _____, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Fund.

         Investment Adviser, Portfolio Management Agent and Investment Sub-Advisers. The Fund is advised by Harris Trust and Savings Bank ("Harris Trust"). Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. ("HIM"), under which HIM is responsible for providing daily portfolio management services to the Fund. Under the Portfolio Management Contract, Harris Trust remains responsible for the supervision and oversight of HIM's performance. HIM controls the allocation of the Fund's assets among issuers in Canada, Mexico and the United States. HIM selects and manages the U.S. securities in which the Fund invests.

         HIM has entered into Investment Sub-Advisory Agreements (the "Investment Sub-Advisory Contracts") with Bancomer Asesora de Fondos, S.A. de C.V. ("Bancomer") and Jones Heward Investment Counsel Inc. ("JHICI"). Bancomer is responsible for all Fund purchase and sale transactions in Mexican securities. Bancomer selects and manages the Mexican securities in which the Fund invests. JHICI is responsible for all Fund purchase and sale transactions in Canadian securities. JHICI selects and manages the Canadian securities in which the Fund invests. Under the Investment Sub-Advisory Contracts HIM remains responsible for the supervision and oversight of Bancomer's and JHICI's performance.


         The Advisory Contract, Portfolio Management Contract and Investment Sub-Advisory Contracts with respect to the Fund will continue in effect for a period of two years from the commencement of the Fund's operations, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Contracts may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


         For its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fee at the annual rate of 0.90% of the average daily net assets of the Fund. For their services under the Portfolio Management Contract and Investment Sub-Advisory Contracts, HIM pays each of JHICI and Bancomer, from the advisory fees HIM receives from Harris Trust, a monthly fee at the annual rate of 0.375% of the first $25 million of average daily net assets, plus 0.325% of the next $25 million of average daily net assets, plus 0.275% of the next $50 million of such assets, plus 0.250% of such assets in excess of $100 million. For the period from commencement of operations through December 31, 1996, the Investment Adviser, Bancomer and JHICI, respectively, were entitled to receive fees from the Fund in the following amounts: $____, $____ and $____. Waivers of investment advisory fees and expense reimbursements by the Investment Adviser, Bancomer and JHICI, respectively, for the Fund for the same period amounted to $____, $____ and $____.

         Administrator. Harris Trust serves as the Fund's administrator ("Administrator") pursuant to an Administration Agreement and in that capacity generally assists the Fund in all aspects of its administration and operation. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("Funds Distributor") and a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") (the "Sub-Administrators"). Funds Distributor has agreed to furnish officers for the Company; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission. PFPC has agreed to furnish officers for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Company.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility of distributing shares of the Fund.


         Other Information Pertaining to Distribution, Administration, Sub-Administration, Custodian, Transfer Agency and Sub-Transfer Agency Agreements. Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Fund pursuant to a Transfer Agency Services
Agreement. The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"). PFPC is an affiliate of PNC Bank, N.A., the Custodian for the Company. PFPC and PNC Bank, N.A. are not affiliates of Funds Distributor, Harris Trust or HIM.


                                  SERVICE PLAN

         As indicated in the Prospectus, the Fund has adopted a Service Plan under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") with respect to Class A Shares of the Fund. The Service Plan has been adopted by the Board of Directors, including a majority of the Directors who were not "interested persons" (as defined by the 1940 Act) of the Company and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Directors"). The Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Agreements related to the Service Plan must also be approved by such vote of the Directors and the Qualified Directors. The Service Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Service Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

         The Service Plan requires that certain service providers furnish to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Service Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested directors.

         Class A Shares of the Fund bear the costs and expenses in connection with advertising and marketing the Fund's Class A Shares and pay the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of Class A Shares of the Fund's average daily net assets.

         Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding Class A Shares of the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Class A Shares of the Fund; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.


         Payments made pursuant to the Fund's Service Plan for the period ended December 31, 1996 were $___.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company may make available 30-day yield quotations with respect to each class of shares of the Fund. As required by regulations of the Securities and Exchange Commission, the 30-day yield is computed by dividing the Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The
30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yield for the period ended December 31, 1996 was ___% for the Fund.

         The Company may also make available total return quotations for the Fund. Average annual total return for the period April 9, 1996 (commencement of operations) through December 31, 1996 for Institutional Shares of the Fund was ___%. Average annual total return for the period April 11, 1996 (commencement of operations) through December 31, 1996 for Class A Shares of the Fund was ___%. Total return is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by the Fund over the specified period of time were reinvested. It is then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return is then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Fund may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. Aggregate total return for the period April 9, 1996

(commencement of operations) through December 31, 1996 for Institutional Shares of the Fund was ___%. Aggregate total return for the period April 11, 1996 (commencement of operations) through December 31, 1996 for Class A Shares of the Fund was ___%.


         Current yield and total return for the Fund will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund.


         Performance data of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                        DETERMINATION OF NET ASSET VALUE


         As described under "Determination of Net Asset Value" in the Prospectus, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day , Good Friday, Memorial Day , Independence Day, Labor Day , Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (each, a "Holiday").


                             PORTFOLIO TRANSACTIONS


         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, HIM is responsible for the Fund's portfolio decisions and the placing of such portfolio transactions with respect to U.S. securities. Bancomer and JHICI are responsible for the Fund's portfolio decisions and the placing of such portfolio transactions with respect to Mexican and Canadian securities, respectively. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM, Bancomer and JHICI generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


         Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         HIM, Bancomer and/or JHICI may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM, Bancomer and/or JHICI are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Portfolio Management and Investment Sub-Advisory Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom HIM, Bancomer or JHICI effect securities transactions for the Fund may be used by HIM, Bancomer or JHICI in servicing their other accounts, and not all of these services may be used by HIM, Bancomer or JHICI in connection with advising the Fund.

         Total brokerage commissions and the total dollar amount of transactions on which commissions were paid for the period from commencement of operations through December 31, 1996 were $____ and $____, respectively, for the Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid for the period from commencement of operations through December 31, 1996 were $_____ and $_____, respectively, for the Fund.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Fund will not deal with the Distributor, Harris Investors Direct, or an affiliate of Bancomer or JHICI in any transaction in which either one acts as principal except as may be permitted by the Securities and Exchange Commission.

         In placing orders for portfolio securities of the Fund, HIM, Bancomer and JHICI are required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM, Bancomer and JHICI will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM, Bancomer and JHICI will generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of distributions by the Company. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         The Fund is treated as a separate entity for federal income tax purposes and thus the provisions of the Code are applied to the Fund separately, rather than to the Company as a whole.


         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year.

         The Fund will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. The Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by the Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

         If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK


     The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share currently classified as follows:  "Government  Money Market Fund - Class A," consisting of
1,000,000,000 Shares, "Government Money Market Fund - Class B," consisting of 200,000,000 Shares, "Government Money Market Fund - Institutional Shares," consisting of 500,000,000 Shares, "Money Market Fund Class A," consisting of 1,000,000,000 Shares, "Money Market Fund - Class B," consisting of 200,000,000 Shares, "Money Market Fund - Institutional Shares," consisting of 750,000,000 Shares, "Tax-Exempt Money Market Fund Class A," consisting of 500,000,000
Shares,  "Tax-Exempt  Money Market Fund - Class B,"  consisting  of  200,000,000
Shares, "Tax-Exempt Money Market Fund - Institutional Shares," consisting of 1,000,000,000 Shares, "Class D," referred to as the Harris Insight Convertible Fund, consisting of 100,000,000 Shares, "Equity Fund - Class A," consisting of 100,000,000 Shares, "Equity Fund - Institutional Shares" consisting of
100,000,000 Shares, "Short/Intermediate Bond Fund - Class A," consisting of 100,000,000 Shares, "Short/Intermediate Bond Fund Institutional Shares," consisting of 100,000,000 Shares, "Class G," referred to as the Harris Insight Intermediate Municipal Income Fund, consisting of 50,000,000 Shares, "Prime Reserve Fund - Class A," consisting of 200,000,000 Shares, "Prime Reserve Fund - Class B," consisting of 700,000,000 Shares, "Prime Reserve Fund Institutional Shares," consisting of 300,000,000 Shares, "Hemisphere Free Trade Fund - Class A," consisting of 50,000,000 Shares and "Hemisphere Free Trade Fund - Institutional Shares, consisting of 50,000,000 Shares.


         Generally, all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., annual election of directors and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. Notwithstanding the foregoing, the Fund's Class A Shares bear exclusively the expense of fees paid to Service Organizations with respect to Class A Shares. In the event of the liquidation or dissolution of the Company (or the Fund), shareholders of the

Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                                      OTHER

         The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Company's custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

                             INDEPENDENT ACCOUNTANTS


         ________ has been selected as the independent accountants for the Company. ______ provides audit services and assistance and consultation in connection  with  review of  certain  Commission  filings.  _______  address  is
___________.


                                     EXPERTS


         The financial statements included or incorporated by reference into the Prospectuses and included in this Statement of Additional Information have been included or incorporated by reference in reliance on the report of , independent accountants, given on the authority of that firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

         The financial statements for the year ended December 31, 1996 including the notes thereto, have been audited by and are incorporated by reference in this Statement of Additional Information from the Annual Report of the Company dated December 31, 1996

                                   APPENDIX A


Description of Bond Ratings (Including Convertible Bonds)

         The following summarizes the highest four ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the  highest  rating  assigned  by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong  capacity to pay  interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay  interest  and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


         The following summarizes the highest four ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt:


                Aaa - Bonds  that are  rated  Aaa are  judged  to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are  judged to be of high  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                       A-1





                  A - Bonds that are rated A possess many  favorable  investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds  that are  rated  Baa are  considered  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA -  Debt  rated  AA is of  high  credit  quality.  Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have  protection  factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below  average  protection
               factors  but  are  still   considered   sufficient   for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.



                                       A-2






         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

               Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

               IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Longand Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.


Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


                                       A-3






               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated

         Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.





                                       A-4





         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

                                       A-5






         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.





                                       A-6






                             HARRIS INSIGHT(R) FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND


                       STATEMENT OF ADDITIONAL INFORMATION
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782


                                   May 1, 1997

         The Harris Insight Convertible Fund (the "Fund") is one of seven portfolios of HT Insight Funds, Inc. d/b/a Harris Insight Funds (the "Company") an open-end, diversified management investment company. The investment objective of the Fund is described in the Prospectus. See "Investment Objective and Policies."

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's Prospectus dated May 1, 1997 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's distributor, Funds Distributor, Inc., by writing or calling the Company at the address or telephone number given above.




                                TABLE OF CONTENTS


Investment Strategies...............  2  Capital Stock....................... 20
Ratings.............................. 8  Other............................... 21
Investment Restrictions.............  8  Custodian........................... 21
Management.......................... 10  Independent Accountants............. 22
Service Plan........................ 14  Experts............................. 22
Calculation of Yield                     Financial Statements................ 22
and Total Return.................... 15  Appendix............................A-1
Determination of Net
 Asset Value........................ 16
Portfolio Transactions.............. 16
Federal Income Taxes................ 18



                                       1


                              INVESTMENT STRATEGIES

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.



                                       2



         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.


         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, the Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.


         FLOATING AND VARIABLE RATE OBLIGATIONS. The Portfolio Management Agent will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.


         The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.



                                       3


         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio
Management Agent are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if


                                       4


permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.

         PUT AND CALL OPTIONS. The Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.


         The Fund may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other appropriate assets in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills, or other appropriate assets with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the



                                       5


difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. The Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. The Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         The Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Company has agreed that, pending resolution of the issue, the Fund will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         The Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors.



                                       6


         The Fund also may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. Where the Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which the obligation is subject.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to



                                       7


purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                                     RATINGS

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS


         In addition to the fundamental investment limitations disclosed in the Fund's Prospectuses, the Fund is subject to the investment limitations enumerated in this section which may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."

         The Fund may not:


         (1) issue senior securities or borrow money (except that the Fund may borrow from banks up to 10% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by the Fund while any such borrowing exists.



                                       8


         (2) pledge or mortgage its assets (except that the Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that the Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) invest an amount in excess of 10% of the current value of the Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts except stock index futures and options on stock indices;

         (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or

         (9)  purchase   securities  of  other  investment   companies,   except
securities of certain money market funds in accordance with the Fund's investment objectives and policies and to the extent permissible under the 1940 Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         Each of the foregoing investment restrictions is a fundamental policy of the Fund that may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."




                                        9



         Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions.


         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

                                   MANAGEMENT

DIRECTORS AND OFFICERS


         The principal occupations of the executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is 60 State Street, Suite 1300, Boston, Massachusetts 02109. .

C. GARY GERST, Director; Chairman of the Board of Directors - 11 South LaSalle Street, Chicago, Illinois 60603. Age [56]. Chairman Emeritus since 1993 and formerly Co-Chairman, LaSalle Partners Ltd. (real estate developer and manager). Director, Trustee or Partner, LaSalle Street Fund Inc., LaSalle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

EDGAR R. FIEDLER, Director - 50114 Manley, Chapel Hill, North Carolina 27514. Age [65]. Senior Fellow and Economic Counsellor, The Conference Board; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

JOHN W. McCARTER, JR., Director - Roosevelt Road at Lakeshore Drive, Chicago, Illinois 60605. Age [57]. President and Chief Executive Officer, The Field Museum of Natural History (Chicago) since _______. Senior Vice President and former Director of




                                       10



Booz-Allen & Hamilton, Inc. (consulting firm) from _____ to April 1, 1997; Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Director - 205 Abingdon Avenue, Kenilworth, Illinois 60043. Age [67]. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Age [41]. Senior Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc. Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of Funds Distributor ("Premier Mutual"), and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse") and RCM Capital Management L.L.C. ("RCM") or their respective affiliates. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

JOHN E. PELLETIER, Vice President and Secretary. Age [32]. Senior Vice President and General Counsel of Funds Distributor, Inc. and Premier Mutual, and an officer of other investment companies advised or administered by J.P. Morgan, Dreyfus, Waterhouse and RCM or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel of The Boston Company Advisors, Inc. From August 1990 to February 1992, Mr. Pelletier was employed as an associate at Ropes & Gray.

         Directors of the Company receive from the Company an annual fee in addition to a fee for each Board of Directors meeting, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1996:



                                       11




                                    Aggregate               Pension or                                         Total
                                  Compensation           Retirement Benefit           Estimated             Compensation
  Name of Person,                   from the               Accrued as Part         Annual Benefits          from the Fund
    Position                         Company              of Fund Expenses         upon Retirement             Complex*
----------------------------- ----------------------- ------------------------- ---------------------- ------------------------
C. Gary Gerst,                          $                       None                    None                      $
Chairman and Director

Edgar R. Fiedler, Director            $ (1)                     None                    None                      $

John W. McCarter, Jr.                   $                       None                    None                      $
Director

Ernest M. Roth, Director                $                       None                    None                      $

----------
* In addition to the Company, "Fund Complex" includes Harris Insight Funds Trust, an open-end management investment company.

(1) For the period June 1988 through December 31, 1996, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $____ pursuant to the Company's Deferred Compensation Plan for its independent Directors.

         As of _____, the principal holders of the Fund were [Harris Trust and Savings Bank, Chicago, Illinois 60603, BMS/Central Trust, Jefferson City, Missouri 65102, National Financial Services Company, 200 Liberty Street, New York, New York and Mary Morse Cargill, c/o Russ Felton, P.O. Box 9300, Dept. 28, Minneapolis, MN 55440-9300] which held of record ___, ___, ___, and shares, respectively, equal to __%, __%, __% and __%, respectively of the outstanding shares of the Fund.


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.


         As of ___________ , Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Fund.

         Investment Adviser and Portfolio Management Agent. The Fund is advised by Harris Trust and Savings Bank ("Harris Trust"). Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. ("HIM") under which HIM is responsible for





                                       12

all Fund purchase and sale transactions and for providing all such daily portfolio management services to the Fund. Under the Portfolio Management Contract, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         Harris Trust or HIM provides to the Fund, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The Advisory Contract and the Portfolio Management Contract will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.


         For its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fee at the annual rate of 0.70% of the average daily net assets of the Fund. For the fiscal years ended December 31, 1996, 1995 and 1994, the Investment Adviser was entitled to receive fees from the Fund in the following amounts: $____; $9,134 and $26,524, respectively. Waivers of investment advisory fees and expense reimbursements by the Investment Adviser for the Fund for each period amounted to: $______; $23,094 and $16,347, respectively.

         Administrator. Harris Trust serves as the Fund's administrator ("Administrator") pursuant to an Administration Agreement and in that capacity generally assists the Fund in all aspects of its administration and operation. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("Funds Distributor") and a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") (the "Sub-Administrators"). Funds Distributor has agreed to furnish officers for the Company; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission. PFPC has agreed to furnish officers for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Company.


         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility of distributing shares of the Fund.


                                       13



         Other Information Pertaining to Distribution, Administration, Sub-Administration, Custodian, Transfer Agency and Sub-Transfer Agency Agreements. Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Fund pursuant to a Transfer Agency Services
Agreement. The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"). PFPC is an affiliate of PNC Bank, N.A., the Custodian for the Company. PFPC and PNC Bank, N.A. are not affiliates of Funds Distributor, Harris Trust or HIM.


                                  SERVICE PLAN

         As indicated in the Prospectuses, the Fund has adopted a Service Plan under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") with respect to its shares. The Service Plan has been adopted by the Board of Directors, including a majority of the Directors who were not "interested persons" (as defined by the 1940 Act) of the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Directors"). The Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Agreements related to the Service Plan must also be approved by such vote of the Directors and the Qualified Directors. The Service Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Service Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

         The Service Plan requires that certain service providers furnish to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Directors who are not "interested persons" of the Company be made by such disinterested Directors.

         The Fund bears the costs and expenses in connection with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets.

         Servicing activities provided by Service Agents to their customers investing in shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer


                                       14


cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.


         As of December 31, 1996, no payments had been made pursuant to the Fund's Service Plan.


                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available 30-day yield quotations with respect to shares of the Fund. As required by regulations of the Commission, the 30-day yield is computed by dividing the Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.


         The 30-day yield for the period ended December 31, 1996, was __% for the Fund.

         The Company also makes available total return quotations for shares of the Fund. Average annual total return for the one year, five year and since inception (February 24, 1988) periods ended December 31, 1996, respectively, for the Fund were ___%, ___% and ___%. Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by the Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Fund may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. Aggregate total return for the one year, five year and since inception (February 24, 1988) periods ended December 31, 1996, respectively, for the Fund were ___%, ___% and ___%.


         Current yield and total return for the Fund will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not



                                       15


provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund.


         Performance data of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.


         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                        DETERMINATION OF NET ASSET VALUE


         As described under "Determination of Net Asset Value" in the Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day , Good Friday, Memorial Day , Independence Day, Labor Day , Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").


                             PORTFOLIO TRANSACTIONS

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors HIM is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities



                                       16


involved.   While  HIM  generally  seeks  reasonably   competitive   spreads  or
commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the Fund will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM is able to supplement its own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Portfolio Management Contract, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom HIM effects securities transactions for the Fund may be used by HIM in servicing its other accounts, and not all of these services may be used by HIM in connection with advising the Fund.


         Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $1,030 and $875,988, respectively, for the Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1995 were $157 and $1,724,179, respectively for the Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1996 were $____ and $____, respectively, for the Fund.

         No brokerage commissions were paid for the Fund during 1994, 1995 and 1996 with respect to transactions directed to brokers because of research services provided.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID") In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the
underwriter's   concession  or  discount.  The  Fund  will  not  deal  with  the




                                       17




Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Fund, HIM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM will generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


         Subject to the above considerations, HID may act as a main broker for the Fund. For it to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Directors of the Company, including a majority who are not "interested" Directors have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES


         The Prospectuses describe generally the tax treatment of distributions by the Company. This section of the Statement of Additional Informationincludes additional information concerning federal taxes.

         The Fund is treated as a separate entity for federal income tax purposes and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally are applied to the Fund separately, rather than to the Company as a whole.

         Qualification as a regulated investment company under the Code generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months;



                                       18



and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year.

         For federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.


         The Fund will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. The Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by the Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain



                                       19


cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

         If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK


     The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share currently classified as follows:  "Government  Money Market Fund - Class A," consisting of
1,000,000,000 Shares, "Government Money Market Fund - Class B," consisting of 200,000,000 Shares, "Government Money Market Fund - Institutional Shares," consisting of 500,000,000 Shares, "Money Market Fund Class A," consisting of 1,000,000,000 Shares, "Money Market Fund - Class B," consisting of 200,000,000 Shares, "Money Market Fund - Institutional Shares," consisting of 750,000,000 Shares, "Tax-Exempt Money Market Fund Class A," consisting of 500,000,000
Shares,  "Tax-Exempt  Money Market Fund - Class B,"  consisting  of  200,000,000
Shares, "Tax-Exempt Money Market Fund - Institutional Shares," consisting of 1,000,000,000 Shares, "Class D," referred to as the Harris Insight Convertible Fund, consisting of 100,000,000 Shares, "Equity Fund - Class A," consisting of 100,000,000 Shares, "Equity Fund - Institutional Shares" consisting of
100,000,000 Shares, "Short/Intermediate Bond Fund - Class A," consisting of 100,000,000 Shares, "Short/Intermediate Bond Fund Institutional Shares," consisting of 100,000,000 Shares, "Class G," referred to as the Harris Insight Intermediate Municipal Income Fund, consisting of 50,000,000 Shares, "Prime Reserve Fund - Class A," consisting of 200,000,000 Shares, "Prime Reserve Fund - Class B," consisting of 700,000,000 Shares, "Prime Reserve Fund Institutional Shares," consisting of 300,000,000 Shares, "Hemisphere Free Trade Fund - Class A," consisting of 50,000,000 Shares and "Hemisphere Free Trade Fund - Institutional Shares, consisting of 50,000,000 Shares.



                                       20


         Generally, all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund (e.g., election of Directors and ratification of independent accountants), means the vote of the lesser of
(i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single fund or any other single fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of the Fund represents an equal proportionate interest in that Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors.
Notwithstanding the foregoing, each class of shares of each fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Company (or the Fund), shareholders of the Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to the particular Fund that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN


         As the Company's custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for the Fund upon



                                       21


purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund.

                             INDEPENDENT ACCOUNTANTS


         ________ has been selected as the independent accountants for the Company. _______ provides audit services and assistance and consultation in connection with review of certain Commission filings. ________ address is
________________________-.


                                     EXPERTS


         The financial statements incorporated by reference into the Prospectuses and included in this Statement of Additional Information have been incorporated by reference or included in reliance on the report of , independent accountants, given on the authority of that firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


         The financial statements for the year ended December 31, 1996 including the notes thereto, have been audited by and are incorporated by reference in this Statement of Additional Information from the Annual Report of the Company dated December 31, 1996.




                                       22


                                   APPENDIX A


Description of Bond Ratings (Including Convertible Bonds)

         The following summarizes the highest four ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

                  AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.




                                      A-1



                  A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequatefor the present but certain protective elements may be lacking ormay be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                  AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  AA - Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                  BBB - Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.




                                      A-2




         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

                  Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                  IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

                  SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                  SP-2 - Satisfactory capacity to pay principal and interest



                                      A-3



         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.

Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

         Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus




                                      A-4



indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".



                                      A-5


TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.




                                      A-6






                                     PART C

OTHER INFORMATION

Item 24.          Financial Statements and Exhibits.
--------          ----------------------------------


(a) Included in Part A of this Registration Statement: Not applicable to this filing.

                  Included in Part B of this Registration Statement: Not applicable to this filing.

                  Financial   statements   are  to  be   filed   by   subsequent
                  post-effective amendment prior to the effective date of this Post-Effective Amendment No. 27.


(b)               Exhibits

        Note: As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-17957. All references to a Post-Effective Amendment ("PEA") or Pre-Effective Amendment ("PreEA") are to Post-Effective Amendments and Pre-Effective Amendments to the Registration Statement.


(1)     (a)       Articles  of  Incorporation   (incorporated  by  reference  to
                  Exhibit No. 1 to the  Registration  Statement filed on October
                  15, 1987).

        (b) Articles Supplementary to the Articles of Incorporation dated September 21, 1990 (incorporated by reference to Exhibit No.1(b) to PEA No. 5 filed on September 5, 1990).

        (c) Articles Supplementary to the Articles of Incorporation dated November 4, 1992 (incorporated by reference to Exhibit No. 1(c) to PEA No. 13 filed on April 19, 1993).

        (d) Articles Supplementary to the Articles of Incorporation dated August 6, 1993 (incorporated by reference to Exhibit No. 1(d) to PEA No. 14 filed on August 20, 1993).

        (e) Articles Supplementary to the Articles of Incorporation dated May 27, 1994 (incorporated by reference to Exhibit 1(e) to PEA No. 16 filed on June 1, 1994).

        (f) Articles Supplementary to the Articles of Incorporation dated July 19, 1994 (incorporated by reference to Exhibit 1(f) to PEA No. 18 filed on July 29, 1994).

        (g) Articles Supplementary to the Articles of Incorporation dated January 9, 1995 (incorporated by reference to Exhibit 1(g) to PEA No. 20 filed on January 23, 1995).

        (h) Articles Supplementary to the Articles of Incorporation dated February 21, 1996 (incorporated by reference to Exhibit 1(h) to PEA No. 26 filed on September 10, 1996).

        (i) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 (incorporated by reference to Exhibit 1(i) to PEA No. 26 filed on September 10, 1996).

(2)     (a)       By-Laws  (incorporated  by  reference  to Exhibit No. 2 to the
                  Registration Statement filed on October 15, 1987).

        (b) Addendum to By-Laws dated July 21, 1988 (incorporated by reference to Exhibit No. 2(b) to PEA No. 12 filed on November 30, 1992).







        (c) Addendum to By-Laws dated July 21, 1989 (incorporated by reference to Exhibit No. 2(c) to PEA No. 12 filed on November 30, 1992).

(3)               Not applicable.

(4) Forms of Stock Certificate (incorporated by reference to Exhibit No. 4 to PreEA No. 2 to the Registration Statement filed on January 29, 1988).

(5)     (a)(i)    Advisory Contract on behalf of Harris Insight Convertible Fund
                  (formerly named HT Insight Convertible Fund) dated May 1, 1990 between Registrant and Harris Trust and Savings Bank ("Harris
                  Trust")  (incorporated by reference to Exhibit 5(h) to PEA No.
                  7 filed on April 1, 1991).

        (a)(ii) Advisory Contract on behalf of Harris Insight Equity Fund (formerly named HT Insight Equity Fund) dated May 1, 1990 between Registrant and Harris Trust (incorporated by reference to Exhibit 5(i) to PEA No. 7 filed on April 1, 1991).

        (a)(iii) Advisory Contract on behalf of Harris Insight Short/Intermediate Bond Fund (formerly named HT Insight Managed Fixed Income Fund) dated April 1, 1991 between
                  Registrant and Harris Trust (incorporated by reference to Exhibit 5(j) to PEA No. 8 filed on October 1, 1991).

        (a)(iv) Advisory Contract on behalf of Harris Insight Government Money Market Fund (formerly named Harris Insight Government Assets
                  Fund) dated October 20, 1993 between Registrant and Harris Trust (incorporated by reference to Exhibit 5(l) to PEA No. 15 filed on May 2, 1994).

        (a)(v) Advisory Contract on behalf of Harris Insight Money Market Fund (formerly named Harris Insight Cash Management Fund) dated October 20, 1993 between Registrant and Harris Trust (incorporated by reference to Exhibit 5(m) to PEA No. 15 filed on May 2, 1994).

        (a)(vi) Advisory Contract on behalf of Harris Insight Tax-Exempt Money Market Fund (formerly named Harris Insight Tax-Free Money Market Fund) dated October 20, 1993 between Registrant and Harris Trust (incorporated by reference to Exhibit 5(n) to PEA No. 15 filed on May 2, 1994).

        (a)(vii) Advisory Contract on behalf of Harris Insight Hemisphere Free Trade Fund dated April 9, 1996 between Registrant and Harris Trust (filed herewith).

        (b)(i) Portfolio Management Contract on behalf of Harris Insight Convertible Fund (formerly named HT Insight Convertible Fund) dated May 1, 1990 between Harris Trust and Harris Investment Management, Inc. ("HIM") (incorporated by reference to Exhibit 5(m) to PEA No. 7 filed on April 1, 1991).

        (b)(ii) Portfolio Management Contract on behalf of Harris Insight Equity Fund (formerly named HT Insight Equity Fund) dated May 1, 1990 between Harris Trust and HIM (incorporated by reference to Exhibit 5(n) to PEA No. 7 filed on April 1,
                  1991).

        (b)(iii)  Portfolio  Management  Contract  on behalf  of Harris  Insight
                  Short/Intermediate Bond Fund (formerly named HT Insight Managed Fixed Income Fund) dated April 1, 1991 between Harris Trust and HIM (incorporated by reference to Exhibit 5(o) to PEA No. 8 filed on October 1, 1991).







        (b)(iv) Portfolio Management Contract on behalf of Harris Insight Government Money Market Fund (formerly named Harris Insight Government Assets Fund) dated October 20, 1993 between Harris Trust and HIM (incorporated by reference to Exhibit 5(u) to PEA No. 15 filed on May 2, 1994).

        (b)(v) Portfolio Management Contract on behalf of Harris Insight Money Market Fund (formerly named Harris Insight Cash Management Fund) dated October 20, 1993 between Harris Trust and HIM (incorporated by reference to Exhibit 5(v) to PEA No. 15 filed on May 2, 1994).

        (b)(vi) Portfolio Management Contract on behalf of Harris Insight Hemisphere Free Trade Fund dated April 9, 1996 between Harris Trust and HIM (filed herewith).

        (c)(i) Investment Sub-Advisory Contract on behalf of Harris Insight Hemisphere Free Trade Fund dated April 9, 1996 between HIM and Bancomer Asesora de Fondos, S.A. de C.V. (filed herewith).

        (c)(ii) Investment Sub-Advisory Contract on behalf of Harris Insight Hemisphere Free Trade Fund dated April 9, 1996 between HIM and Jones Heward Investment Counsel Inc. (filed herewith).

(6)     (a)(i)    Distribution    Agreement   between   Registrant   and   Funds
                  Distributor, Inc. dated April 13, 1994 (incorporated by reference to Exhibit 6(k) to PEA No. 16 filed on June 1,
                  1994).

        (a)(ii) Form of Notice to Distributor dated April 9, 1996 on behalf of Harris Insight Hemisphere Free Trade Fund (filed herewith).

(7)               Not applicable.

(8)     (a)(i)    Custodian  Agreement between Registrant and Provident National
                  Bank dated  December 1, 1989  (incorporated  by  reference  to
                  Exhibit 8(b) to PEA No. 4 filed on March 2, 1990).

        (a)(ii) Supplement dated July 24, 1990 to Custodian Agreement relating to Harris Insight Short/Intermediate Bond Fund (formerly named HT Insight Diversifed Income Fund) (incorporated by reference to Exhibit 8(c) to PEA No. 6 filed on November 2, 1990).

        (a)(iii) Form of Notice to Custodian dated April 9, 1996 on behalf of Harris Insight Hemisphere Free Trade Fund (filed herewith).

(9)     (a)       Transfer Agency Services  Agreement dated July 1, 1996 between
                  Registrant and Harris Trust (filed herewith).

        (b) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (filed herewith).

        (c) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (filed herewith).

        (d) Sub-Administration Agreement dated July 1, 1996 between Harris Trust and Funds Distributor, Inc. (filed herewith).

        (e) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (filed herewith).








        (f)(i) Form of Shareholder Servicing Agreement (incorporated by reference to Exhibit 9(p) to PEA No. 12 filed on November 30,
                  1992).

        (f)(ii) Form of Servicing Agreement Relating to Class A Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds (incorporated by reference to Exhibit 9 (t) to PEA No. 14 filed on August 20, 1993).

        (f)(iii) Form of Servicing Agreement Relating to Class A Shares of the Harris Insight Hemisphere Free Trade Fund (incorporated by reference to Exhibit 9(ee) to PEA No. 18 filed on July 29,
                  1994).

(10)              Not applicable.

(11)              Not applicable.

(12)              Not applicable.

(13)    (a)(i)    Purchase  Agreement between  Registrant and The Boston Company
                  Advisors,  Inc.  dated October 31, 1990 with respect to the HT
                  Insight    Income    Fund   (now   named    "Harris    Insight
                  Short/Intermediate  Bond Fund")  (incorporated by reference to
                  Exhibit 13(b) to PEA No. 7 filed on April 1, 1991).

        (a)(ii) Purchase Agreement between Registrant and Funds Distributor, Inc. with respect to Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds (incorporated by reference to Exhibit 13(d) to PEA No. 15 filed on May 2, 1994).

        (a)(iii)  Form  of  Purchase  Agreement  between  Registrant  and  Funds
                  Distributor,   Inc.   with  respect  to  the  Harris   Insight
                  Hemisphere Free Trade Fund (filed herewith).

(14)              Not applicable.

(15)    (a)(i)    Service  Plan on  behalf of Harris  Insight  Convertible  Fund
                  (formerly named "HT Insight  Convertible  Fund") adopted as of
                  November   9,  1989  and  as   revised   on  April  24,   1991
                  (incorporated by reference to Exhibit 15(q) to PEA No. 9 filed on April 29, 1992).

        (a)(ii) Service Plan on behalf of Harris Insight Equity Fund (formerly named "HT Insight Equity Fund") adopted as of November 9, 1989 and as revised on April 24, 1991 (incorporated by reference to Exhibit 15(r) to PEA No. 9 filed on April 29, 1992).

        (a)(iii) Service Plan on behalf of Harris Insight Short/Intermediate Bond Fund (formerly named "HT Insight Managed Fixed Income Fund") adopted as of July 20, 1990 and as revised on April 24, 1991 (incorporated by reference to Exhibit 15(s) to PEA No. 9 filed on April 29, 1992).

        (a)(iv) Amended and Restated Service Plan on behalf of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds (incorporated by reference to Exhibit 15(u) to PEA No. 15 filed on May 2, 1994).

        (a)(v) Service Plan on behalf of Harris Insight Hemisphere Free Trade Fund (filed herewith).

        (b)       Form of Selling Agreement (filed herewith).









(16)    (a)(i)    Certain  schedules for  computation of performance  quotations with respect to HT Insight Convertible Fund, HT Insight Equity
                  Fund and HT Insight Managed Fixed Income Fund (incorporated by reference to Exhibit 16(b) to PEA No. 8 filed on October 1,
                  1991).

        (a)(ii) Certain schedules for computation of performance quotations with respect to Harris Insight Government Assets Fund - Class A, Cash Management Fund - Class A and Tax-Free Money Market Fund - Class A (incorporated by reference to Exhibit 16(d) to PEA No. 15 filed on May 2, 1994).

        (a)(iii) Certain schedules for computation of performance quotations with respect to Harris Insight Government Money Market Fund - Institutional Shares; Money Market Fund Institutional Shares; Tax-Exempt Money Market Fund - Institutional Shares (to be filed by amendment).

        (a)(iv) Certain schedules for computation of performance quotations with respect to Class A and Institutional Shares of Harris Insight Hemisphere Free Trade Fund (to be filed by amendment).

(17)              Financial Data Schedules (filed herewith).

(18) Multi-Class Plan (incorporated by reference to Exhibit 18 to PEA No. 24 to the Registration Statement filed on February 9,
                  1996).

Other Exhibits:   Powers of Attorney for C. Gary Gerst,  Edgar R. Fielder,  John
                  W.  McCarter,  Jr. and Ernest M. Roth dated  November  4, 1996
                  (filed herewith).

Item 25.  Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 26.  Number of Holders of Securities.

As of February 11, 1997, the number of record holders of each class of securities of the Registrant was as follows:

Title of Series                                     Number of Record Holders
---------------                                     ------------------------

                                         Institutional             Class A
                                         -------------             -------
Government Money Market Fund                   7                      30
Money Market Fund                             18                      77
Tax-Exempt Money Market Fund                  10                      30
Short/Intermediate Bond Fund                  33                      17
Convertible Fund                               0                      17
Equity Fund                                   62                      89
Hemisphere Free Trade Fund                     6                      9

Item 27.  Indemnification.

         Section 2-418 of the General Corporation Law of Maryland authorizes the Registrant to indemnify its directors and officers under specified circumstances. Article IV of the by-laws of the Registrant (Exhibit 2 to this Registration Statement) provides in effect that the Registrant shall provide certain indemnification of its directors and officers. In accordance with
Section 17(h) of the Investment Company Act, this provision of the by-laws shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by Article IV of the by-laws of the Registrant contained in the Registration Statement filed on October 15, 1987 as Exhibit 2 and any addendums thereto, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Registrant and its directors, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the director or officer.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements"), which have been or are filed herein, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Company against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Item 28.  Business and Other Connections of Investment Adviser.

         (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Convertible Fund, Equity Fund, Short/Intermediate Bond Fund and Hemisphere Free Trade Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity or director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Bank.

                                     Position(s) with Harris Trust and   Principal Business(es) During the
Name                                 Savings Bank                        Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
Alan G. McNally                      Chairman and Chief Executive        Chairman of the Board and Chief







                                     Officer                             Executive Officer of Harris Trust
                                                                         and Savings Bank and Harris
                                                                         Bankcorp, Inc.  Formerly, Vice
                                                                         Chairman of Personal and
                                                                         Commercial Financial Services of
                                                                         Bank of Montreal.


Matthew W. Barrett                   Director                            Chairman of the Board and Chief
                                                                         Executive Officer of the Bank of
                                                                         Montreal.

F. Anthony Comper                    Director                            President and Chief Operating
                                                                         Officer of the Bank of Montreal.

Susan T. Congalton                   Director                            Managing Director of Lupine
                                                                         Partners.  Formerly General
                                                                         Counsel and Chief Financial
                                                                         Officer, Finance and Law of
                                                                         Carson Pierre Scott Company.

Roxanne J. Decyk                     Director                            Vice President - Corporate
                                                                         Planning, Amoco Chemical
                                                                         Company.  Formerly, Senior Vice
                                                                         President of Commercial and
                                                                         Industrial Sales, Amoco Chemical
                                                                         Corporation.

Wilbur H. Gantz                      Director                            President and Chief Executive
                                                                         Officer, PathoGenesis
                                                                         Corporation.

James J. Glasser                     Director                            Retired Chairman, President and
                                                                         Chief Executive Officer of GATX
                                                                         Corporation.

Daryl F. Grisham                     Director                            President and Chief Executive
                                                                         Officer of Parker House Sausage
                                                                         Company.

Dr. Leo M. Henikoff                  Director                            President and Chief Executive
                                                                         Officer of Rush-Presbyterian -
                                                                         St. Luke's Medical Center.

Dr. Stanley O. Ikenberry             Director                            President of the University of
                                                                         Illinois.


Edward W. Lyman, Jr.                 Director                            Vice Chairman and Senior
                                                                         Executive Vice President -
                                                                         Corporate and Institutional
                                                                         Financial Services, Harris Trust
                                                                         and Savings Bank.  Formerly,
                                                                         Department Executive, Corporate
                                                                         Banking, Harris Trust and Savings
                                                                         Bank.







Charles H. Shaw                      Director                            Chairman of the Shaw Company.

Richard E. Terry                     Director                            Chairman and Chief Executive
                                                                         Officer of Peoples Energy
                                                                         Corporation.


James O. Webb                        Director                            President, James O. Webb &
                                                                         Associates Inc.

William J. Weisz                     Director                            Chairman of the Board of
                                                                         Motorola, Inc.

Maribeth S. Rahe                     Director                            Vice Chairman and Senior
                                                                         Executive Vice President -
                                                                         Personal & Commercial Services,
                                                                         Harris Trust and Savings Bank.
                                                                         Formerly, Department Executive,
                                                                         Personal Financial Services,
                                                                         Harris Trust and Savings Bank.

         (b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Government Money Market Fund, Money Market Fund, Convertible Fund, Equity Fund, Short/Intermediate Bond Fund and Hemisphere Free Trade Fund pursuant to Portfolio Management Agreements with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.


         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                 Principal Business(es) During the Last Two
Name                       Position(s) with HIM                  Fiscal Years
-------------------------- ------------------------------------- ---------------------------------------------
Brian J. Steck             Director and Chairman of the Board    Chairman of the Board of Harris Investment
                                                                 Management, Inc.  Vice- Chairman of
                                                                 Investment Banking of Bank of Montreal,
                                                                 President of the Bank of Montreal
                                                                 Investment Management Limited.

Donald G.M. Coxe           Director, President and Chief         President and Chief Investment Officer of
                           Investment Officer                    Harris Investment Management, Inc.
                                                                 Formerly, Chief Strategist of Nesbitt
                                                                 Thomson, Inc.


Terry A. Jackson           Director                              Executive Vice President, Bank of Montreal
                                                                 Asset Management Services, President of the
                                                                 Trust Company of the Bank of Montreal and
                                                                 President of the Bank of Montreal
                                                                 Investment Management.  Vice President of
                                                                 Nesbitt Thompson, Inc.  Formerly, Executive
                                                                 Vice President - Retail and Institutional
                                                                 Sales, Bank of Montreal.







William O. Leszinske       President, Chief Investment Officer   Manager of Equities, Harris Investment
                                                                 Management, Inc.

Edward W. Lyman, Jr.       Director                              Senior Executive Vice President - Corporate
                                                                 & Institutional Financial Services, Harris
                                                                 Trust and Savings Bank. Formerly,
                                                                 Department Executive of Corporate Banking,
                                                                 Harris Trust and Savings Bank.

Maribeth S. Rahe           Director                              Senior Executive Vice President - -Personal
                                                                 & Commercial Services, Harris Trust and
                                                                 Savings Bank.  Prior to January, 1994
                                                                 Personal Financial Services Department
                                                                 Executive of Harris Trust and Savings Bank.


Wayne Thomas               Director                              Senior Vice President - Personal Investment
                                                                 Management, Harris Trust and Savings Bank.

Nancy B. Wolcott           Director                              Executive Vice President - Corporate &
                                                                 Institutional Trust, Harris Trust and
                                                                 Savings Bank.  Formerly, Senior Vice
                                                                 President, Harris Trust and Savings Bank.


Carla Eyre                 Chief Financial and Chief Operating   Senior Partner, Harris Investment
                           Officer                               Management, Inc.


Blanche Hurt               Secretary                             Director of Harris Trust and Savings Bank
                                                                 Trust and Investment Compliance Office.
                                                                 Formerly, Corporate Fiduciary Officer of
                                                                 Harris Trust and Savings Bank.

         (c) Bancomer Asesora de Fondos, S.A. de C.V. ("Bancomer") is a wholly owned subsidiary of Casa de Bolsa Bancomer, S.A. de C.V., a Mexican broker-dealer registered with the Comision Nacional de Valores, the securities regulatory body of Mexico and a wholly owned subsidiary of Grupo Financiero Bancomer, S.A. de C.V., a Mexican financial services holding company. Bancomer's business is that of an investment adviser to banks or thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable institutions, corporations or individuals with respect to investments in Latin America. Bancomer serves as an investment sub-adviser to the Hemisphere Free Trade Fund pursuant to the Investment Sub-Advisory Agreement with HIM and the Portfolio Management Contract between Harris Bank and HIM.


         To the knowledge of the Registrant, none of the directors or executive officers of Bancomer, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                 Principal Business(es) During the Last
Name                        Position(s) with Bancomer            Two Fiscal Years
--------------------------- ------------------------------------ -------------------------------------------
Emilio Illanes              Director and President               Director of Mutual Funds Division,







                                                                 Grupo Financiero Bancomer. Formerly, Director
                                                                 General of the Mexican Broker Dealers
                                                                 Association.

Enrique Garduno             Director                             Senior Vice President of International
                                                                 Funds, Casa de Bolsa Bancomer, S.A. de
                                                                 C.V. Formerly, Senior Vice President of
                                                                 Mutual Funds Division, Bancomer, S.A.

Ruben Marquez               Director                             Vice President of Development and
                                                                 Analytical Support for Investment
                                                                 Strategies, Casa de Bolsa Bancomer S.A.
                                                                 de C.V.  Formerly, Senior Analyst of
                                                                 Economics Division, Grupo Financiero
                                                                 Bancomer.

Miguel Angel Noriega        Director                             Director General of Casa de Bolsa
                                                                 Bancomer, S.A. de C.V. Formerly, Managing
                                                                 Director of Investment Banking, Bankers
                                                                 Trust Company.

Mario Osorio                Director and Chief Administrative    Chief Administrative Officer, Casa de
                            Officer                              Bolsa  Bancomer, S.A. de C.V.  Formerly,
                                                                 Senior Vice President Casa de Bolsa
                                                                 Bancomer, S.A. de C. V.



         (d) Jones Heward Investment Counsel Inc. ("Jones"), a subsidiary of Bank of Montreal, serves as an investment sub-adviser to the Hemisphere Free Trade Fund pursuant to the Investment Sub-Advisory Agreement between Jones and HIM and the Portfolio Management Contract between Harris Bank and HIM. Jones' business is that of a Canadian corporation, and as of December 31, 1996 assets under management were approximately $__ billion (Canadian).

         To the knowledge of the Registrant, none of the directors or executive officers of Jones, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                         Principal Business(es) During the
Name                                 Position(s) with Jones              Last Two Fiscal Years
------------------------------------ ----------------------------------- -----------------------------------
A. Donald Mutch                      Director and Chairman of the Board  Senior Vice President, Asset
                                                                         Management Services of the Bank
                                                                         of Montreal and President of the
                                                                         Bank of Montreal Investment
                                                                         Management Limited


Barbara G. Stymiest                  Director                            Senior Vice President and Chief
                                                                         Financial Officer of Nesbitt
                                                                         Thomson Inc.

Brian J. Steck                       Director                            Vice President of Investment
                                                                         Banking of the Bank of Montreal
                                                                         and President and Chief






                                                                         Executive Officer of Nesbitt
                                                                         Thomson Inc.

Philip Heitner                       Director and President              President of the Bank of Montreal
                                                                         Investment Counsel Limited.

Aubrey W. Baillie                    Director                            President and Chief Operating
                                                                         Officer of Nesbitt Thomson Inc.

Terry A. Jackson                     Director                            Vice Chairman of Nesbitt Thomson
                                                                         Inc.

Item 29.  Principal Underwriter.


         (a) In addition to the HT Insight Funds Inc., Funds Distributor, Inc. currently acts as distributor for BJB Investment Funds, Burridge Funds, Foreign Fund, Inc., Fremont Mutual Funds, Inc., Harris Insight Funds Trust, The JPM Advisor Funds, The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Series Trust, LKCM Fund, Monetta Fund, Inc., Monetta Trust, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., The PanAgora Institutional Funds, RCM Capital Funds, Inc., RCM Equity Funds, Inc., St. Clair Money Market Fund, The Skyline Funds and Waterhouse Investors Cash Management Fund, Inc. Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.


         (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

         (c) Not applicable.

Item 30.  Location of Accounts and Records.


         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: HT Insight Funds, Inc., d/b/a Harris Insight Funds, 60 State Street, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.


Item 31.  Management Services.

         Other than as set forth under the captions "Management," in the Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.

Item 32.  Undertakings.


         (a)  Not applicable.

         (b)  Not applicable.








         (c) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.






                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of February, 1997.


                                             HT Insight Funds, Inc. d/b/a
                                             Harris Insight Funds


                                             By: /s/ Richard W. Ingram
                                                 ----------------------------
                                                 Richard W. Ingram, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                            Title                              Date
------------------------                             --------------------------         ----

/s/ Richard W. Ingram                                President, Treasurer and       February 25, 1997
------------------------                             Chief Financial Officer
Richard W. Ingram

C. Gary Gerst*                                       Chairman of the                February 25, 1997
                                                     Board of Directors;
                                                     Director

Edgar R. Fiedler*                                    Director                       February 25, 1997

John W. McCarter, Jr.*                               Director                       February 25, 1997

Ernest M. Roth*                                      Director                       February 25, 1997



* By: /s/ Christopher J. Kelley
      -------------------------
         Christopher J. Kelley

         Attorney-in-Fact pursuant to powers of attorney dated November 4, 1996 (filed herewith).





                                  EXHIBIT INDEX

Exhibit         Description
-------         -----------
Number
------

5(a)(vii)       Advisory Contract on behalf of Hemisphere Free Trade Fund dated April 9, 1996

5(b)(vi)        Portfolio Management Contract on behalf of Hemisphere Free Trade Fund dated April 9, 1996

5(c)(i)         Investment Sub-Advisory Contract on behalf of Hemisphere Free Trade Fund dated April 9,
                1996

5(c)(ii)        Investment Sub-Advisory Contract on behalf of Hemisphere Free Trade Fund dated April 9,
                1996

6(a)(ii)        Form of Notice to the Distributor dated April 9, 1996

8(a)(iii)       Form of Notice to the Custodian dated April 9, 1996

9(a)            Transfer Agency Services Agreement dated July 1, 1996

9(b)            Sub-Transfer Agency Services Agreement dated July 1, 1996

9(c)            Administration Agreement dated July 1, 1996

9(d)            Sub-Administration Agreement dated July 1, 1996

9(e)            Sub-Administration and Accounting Services Agreement dated July 1, 1996

13(a)(iii)      Form of Purchase Agreement for Hemisphere Free Trade Fund

15(a)(v)        Service Plan for Hemisphere Free Trade Fund

15(b)           Form of Selling Agreement

17              Financial Data Schedules

Other
Exhibits
                Power of Attorney for C. Gary Gerst

                Power of Attorney for Edgar R. Fiedler

                Power of Attorney for John W. McCarter, Jr.

                Power of Attorney for Ernest M. Roth
